SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933

Post-Effective Amendment No. 6

and/ or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 38

American National Variable Annuity Separate Account
(Exact Name of Registrant)

American National Insurance Company
(Name of Depositor)

One Moody Plaza, Galveston, Texas 77550
(Address of Depositor's Principal Executive Offices) (Zip Code)

(409)763-4661
(Depositor’s Telephone Number, Including Area Code)

Name and Address of Agent for service:	Please send copies of communications to:
Dwain Akins, Esq., Vice President	Jerry L. Adams
American National Insurance Company	Greer, Herz & Adams, L.L.P.
One Moody Plaza	With copy to: One Moody Plaza
Galveston, TX 77550	Galveston, Texas 77550

Approximate Date of Proposed Public Offering

        It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b) of Rule 485. On May 1, 2005 pursuant to paragraph (b) of Rule 485.

60 days after filing pursuant to paragraph (a)(1) of Rule 485.

On May 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

                 If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: deferred variable annuity contract

WEALTHQUEST III VARIABLE ANNUITY

Issued by American National Insurance Company
Home Office One Moody Plaza Galveston TX 77550-7999
Prospectus May 1, 2005 1-800-306-2959

This prospectus describes a deferred variable annuity contract issued to either individuals or groups depending upon the state in which the contract is issued. (See the “Type of Contract” provision of this prospectus.) You can allocate your contract value to American National Variable Annuity Separate Account (“the Separate Account”), which reflects the investment performance of the Portfolios selected by you, and our Fixed Account which earns a guaranteed minimum rate. Each Subaccount of the Separate Account invests in shares of a corresponding Portfolio listed below:

American National Investment Accounts, Inc.
American National Growth Portfolio
American National Balanced Portfolio
American National Equity Income Portfolio
American National High Yield Bond Portfolio
American National International Stock Portfolio
American National Small-Cap/Mid-Cap Portfolio
American National Government Bond Portfolio
American National Money Market Portfolio

Fidelity Variable Insurance Products - Service Class 2
VIP Mid Cap Portfolio
VIP Index 500 Portfolio
VIP Contrafund® Portfolio
VIP Aggressive Growth Portfolio
VIP Growth Opportunities Portfolio
VIP Equity-Income Portfolio
VIP Investment Grade Bond Portfolio
VIP Growth and Income Portfolio
VIP Value Portfolio
VIP Value Leaders Portfolio
VIP Value Strategies Portfolio

T. Rowe Price
Equity Income Portfolio
Mid-Cap Growth Portfolio*
International Stock Portfolio
Limited-Term Bond Portfolio

MFS® Variable Insurance Trust - Initial Class Shares
Capital Opportunities Series
Emerging Growth Series
Research Series
Investors Trust Series	Federated Insurance Series
Federated Capital Income Fund II
Federated Mid Cap Growth Strategies Fund II
Federated High Income Bond Fund II - Primary Shares
Federated Equity Income Fund II
Federated Fund for U.S. Government Securities II
Federated Kaufmann Fund II - Primary Shares
Federated Quality Bond Fund II - Primary Shares

The Alger American Fund - Class O Shares
Alger American Small Capitalization Portfolio
Alger American Growth Portfolio
Alger American MidCap Growth Portfolio
Alger American Leveraged AllCap Portfolio
Alger American Income & Growth Portfolio
Alger American Balanced Portfolio

AIM Variable Insurance Funds - Series I Shares
AIM V.I. Health Sciences Fund+
AIM V.I. Small Company Growth Fund
AIM V.I. Utilities Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Technology Fund
AIM V.I. Real Estate Fund

* Not available for investment in contracts issued on or after May 1, 2004
+On or after July 1, 2005 the fund’s name will change to AIM V.I. Global Health Care Fund.
This prospectus contains information that you should know before purchasing a contract. Additional information about the contract is contained in a Statement of Additional Information (“SAI”) filed with the Securities and Exchange Commission, (“SEC”) which is incorporated by reference into this prospectus. You may obtain a free copy of the SAI, which is dated the same date as this prospectus, by writing or calling us at our home office. The table of contents of the SAI appears on the last page of this prospectus. The SEC maintains an Internet Web site (http://www.sec.gov) that contains material incorporated by reference into this prospectus, SAI, and other information regarding companies that file electronically with the SEC. For more information on the Portfolios, see their prospectuses.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Interests in the contract are not deposits or obligations of, or guaranteed or endorsed by any bank, nor is the contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The contract involves investment risk, including possible loss of principal.

Please Read This Prospectus Carefully and Keep It For Future Reference

Form 4879 Rev 5-05

GLOSSARY

Accumulation Period. The time between the date Accumulation Units are first purchased by us and the earliest of (1) the Annuity Date; (2) the date the Contract is surrendered; or (3) the date of the Contract Owner’s death.

Accumulation Unit. A unit used by us to calculate a Contract’s value during the Accumulation Period.

Accumulation Value. The sum of (1) the value of your Accumulation Units and (2) value in the Fixed Account.

Annuitant. The person or persons who will receive annuity payments.

Annuity Date. The date annuity payments begin.

Annuity Period. The time during which annuity payments are made.

Annuity Unit. A unit used by us to calculate the dollar amount of variable basis annuity payments.

Company (“we”, “our” or “us” ). American National Insurance Company.

Contract. The contract described in this prospectus.

Contract Owner (“you” or “your”). Unless changed by notice to us, the Contract Owner is as stated in the application.

Contract Anniversary. An anniversary of the Date of Issue.

Contract Year. A one-year period, commencing on either the Date of Issue or a Contract Anniversary.

Date of Issue. The date a Contract is issued.

Enhanced Death Benefit Riders. Optional death benefits available at an additional cost.

Fund.     An open-end management investment company, or “mutual fund”, in which the Separate Account invests.

Fixed Account. A part of our General Account which will accumulate interest at a fixed rate.

General Account. All of our assets except those segregated in separate accounts.

Non-Qualified Contract. A Contract that does not receive favorable tax treatment under the Internal Revenue Code.

Portfolio. A series of an open-end management investment company designed to meet specified investment objectives.

Purchase Payment. A payment made to us during the Accumulation Period less any premium tax charges incurred at the time the Purchase Payment is made.

Subaccount.     A subdivision of the Separate Account that invests in a corresponding portfolio of an open-end management investment company, or “mutual fund”.

Qualified Contract. A Contract issued in connection with a retirement plan that receives favorable tax treatment under the Internal Revenue Code.

Valuation Date. Each day the New York Stock Exchange (“NYSE”) is open for regular trading, except for the day after Thanksgiving and December 23 and 26. Accumulation Values are calculated and redemptions, transfers, and purchases are made only on Valuation Dates.

Valuation Period. The close of business on one Valuation Date to the close of business on the next.

Variable Annuity. An annuity with payments and value that vary in dollar amount based on performance of the investments you chose.

SYNOPSIS

What is the Purpose of the Contract?

The Contract allows you to accumulate funds, on a tax-deferred basis, that will increase or decline in value based on the performance of investments you choose. You should use the Contract for retirement planning or other long-term goals. The Contract is designed for purchasers seeking tax-deferred accumulation of assets, generally for long-term purposes. The tax-deferred feature is most attractive to people in high federal (and state) tax brackets. You should not invest in this Contract if you are looking for a short-term investment or if you cannot take the risk of losing money that you invest.

There are various fees and charges associated with variable annuities. The tax deferral feature of variable annuities is unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases. You should consider whether the other features and benefits, such as the opportunity for lifetime income benefits, and the guaranteed level of certain charges, make the Contract appropriate for your needs.

What are my Investment Options?

You can invest your Purchase Payments in one or more of the Subaccounts of the Separate Account, each of which invests exclusively in shares of a corresponding Portfolio.

Each Subaccount and corresponding Portfolio has its own investment objective. Some of the Portfolios have similar investment objectives. (See the “Funds” provision of this prospectus.) There is no assurance that Portfolios will achieve their investment objectives. Accordingly, you could lose some or all of your Accumulation Value.

You can also invest in our Fixed Account.

How do I purchase a contract?

You can purchase a Contract by submitting a completed application and the minimum Purchase Payment to our home office. You must make at least a $5,000 minimum initial Purchase Payment and any subsequent Purchase Payments must be at least $2,000. However, if you are applying for a Contract as part of a qualified plan you may make a minimum initial Purchase Payment of $100, provided you intend to make Purchase Payments of at least $1200 per year. We may change these amounts.

Without our prior approval, the maximum Purchase Payment under a Contract is $1,000,000. Purchase Payments will not be accepted after you reach age 86.

For a limited time, usually ten days after you receive the Contract, you can return the Contract to our home office and receive a refund. (See the “Contract Application and Purchase Payments” provision of this prospectus.)

How do I allocate purchase payments?

You can allocate your Purchase Payments among the available Subaccounts and the Fixed Account. You cannot allocate less than 1% of a Purchase Payment to any one investment option. The minimum initial allocation into any Subaccount and into the Fixed Account is $100.

Can I transfer amounts among the Investment alternatives?

You can make transfers among Subaccounts and to our Fixed Account at any time. Transfers from our Fixed Account before the Annuity Date are limited. Transfers from our Fixed Account after the Annuity Date are not permitted. Before the Annuity Date, any transfer after the first twelve transfers in a Contract Year will be subject to a $10.00 exchange fee. We reserve the right to reject a transfer or impose additional transfer restrictions if, in our judgment, a Contract Owner’s transfer or transfer practices adversely affect any underlying Portfolios or other Contract Owners. (See the “Transfers” provision of this prospectus.)

What is the death benefit under the contract?

If you or the Annuitant die before the Annuity Date, the death benefit will be equal to the greater of: (i) the amount of the Accumulation Value on the date notice of death is received at our home office, or (ii) the sum of all Purchase Payments made less any withdrawals made prior to the date notice of death is received at our home office. The death benefit may be more if you selected an Enhanced Death Benefit Rider. (See “Death Benefit Before Annuity Date” in the “Distributions Under the Contract” section of this prospectus.)

Can I get my money if I need it?

By written request to us, you can withdraw all or part of your Accumulation Value at any time before the Annuity Date. Such withdrawal may be subject to a Surrender Charge, an IRS penalty tax and income tax. If your contract was purchased in connection with a retirement plan, such withdrawal may also be subject to plan restrictions. Withdrawals from a Contract qualified under Section 403(b) of the Internal Revenue Code may be restricted. (See the “Taxation of Qualified Contracts” provision under the section “Federal Tax Matters” of this prospectus.) If the Accumulation Value is less than $2,000, we will terminate the Contract and pay the surrender value to you. (See the “Surrenders” provision in the “Distributions Under the Contract” section of this prospectus.) Depending upon the annuity option selected, you may also be able to withdraw any amount remaining during the Annuity Period. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this prospectus.)

How can I receive annuity payments?

You can choose from a number of annuity payment options, which include

• monthly payments for a number of years

• payments for life

• payments made jointly

You can also choose to receive your Annuity Payments on a fixed or variable basis. Variable payments will increase or decrease based on the investment performance of the Portfolios. (See the “Annuity Options” provision in the “Distributions Under the Contract” section of this prospectus.)

What are the charges and deductions under the contract?

For the charges and deductions that apply, see the “Fee Tables” immediately following this section and see the “Charges and Deductions ” section of this prospectus.

What are the tax consequences associated with the contract?

You are generally required to pay taxes on amounts earned in a Non-Qualified Contract only when they are withdrawn. When you take distributions or withdrawals from a Contract, taxable earnings are considered to be paid out first, followed by the investment in the Contract. All or a portion of each annuity payment you receive under a Non-Qualified Contract will be taxable.

Distributions from a Contract are taxed as ordinary income. You may owe a 10% federal income tax penalty for distributions or withdrawals taken before age 59½.

You are generally required to pay taxes on all amounts withdrawn from a Qualified Contract because Purchase Payments were made with before-tax dollars. Restrictions and penalties may apply to withdrawals from Qualified Contracts. (See the “Federal Tax Matters” section of this prospectus.)

If I have questions, where can I go?

If you have any questions about the Contract, you can contact your registered representative or write us at P.O. Box 1893, Galveston, Texas, 77553-1893 or call us at 1-800-306-2959.

FEE TABLES

Expenses Before the Annuity Date

The following summarizes the charges we will make before the Annuity Date. It also summarizes the fees and expenses of the Portfolios. You should consider this information with the information under the section “Charges and Deductions ” in this prospectus.

Contract Owner Transaction Expenses

Sales Load as a Percentage of Purchase Payments 0%

Deferred Sales Load (“Surrender Charge”)

Free Withdrawal Amount

In any Contract Year, you can withdraw the greater of (1) 10% of your Accumulation Value at the time of the withdrawal or (2) your Accumulation Value less total Purchase Payments (the “Free Withdrawal Amount”) penalty free. The portion of a withdrawal in excess of the Free Withdrawal Amount is a withdrawal of Purchase Payments and is subject to a Surrender Charge. If you withdraw less than 10% of your Accumulation Value, the free withdrawal amount available under the 10% option for any subsequent withdrawal in that Contract Year will be reduced by the percentage previously withdrawn. (See the “Surrender Charge” provision in this prospectus.)

Calculation of Surrender Charges

Surrender Charges vary, depending on the number of complete years elapsed since the Purchase Payment being withdrawn was paid, on a “first-paid, first-withdrawn” basis. The Surrender Charge will be deducted from your Accumulation Value, if sufficient. If your Accumulation Value is not sufficient, your withdrawal will be reduced accordingly. Surrender Charges will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

Number of Completed Years Since Purchase Payment Made	Surrender Charge as a Percentage of the Purchase Payment Withdrawn or Surrendered
Less than 1 1 2 3 4 5 6 7 and thereafter	7.0% 7.0% 6.0% 5.0% 4.0% 3.0% 2.0% 0.0%

EXCHANGE FEE $ 10
A fee of $10 is charged for transfers among the Subaccounts and Fixed Account after 12 transfers per Contract Year.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract not including Portfolio fees and expenses.

ANNUAL CONTRACT FEE                             $ 35¹
SEPARATE ACCOUNT ANNUAL EXPENSES

Base Policy Only		Base Policy Plus Enhanced Death Benefit
		Min. Guar. Rider	3% Rider	5% Rider
(as percentage of average net assets)
Mortality Risk	0.70%	0.80%	0.90%	1.05%
Expense Risk Fee	0.40%	0.40%	0.40%	0.40%
Administrative Asset Fee	0.10%	0.10%	0.10%	0.10%
Total Separate Account Annual Expenses	1.20%	1.30%	1.40%	1.55%

1Annual Contract Fee is not charged if all of your Accumulation Value is in Fixed Account or is greater than $50,000 on the last day of a Contract Year.

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolio that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolios fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Total Expenses¹	0.35%	3.25%
(before fee waivers or reimbursements)

1Expenses are shown as a percentage of a portfolio’s average net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios’ expenses in order to keep the expenses below specified limits. In some cases, these expense limitations may be contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.35% and 1.12%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Expenses During the Annuity Period

During the Annuity Period, we will charge the Separate Account a mortality risk fee of .70% and an expense risk fee of .45%. The Portfolios corresponding to the Subaccounts in which you have invested will charge the portfolio annual expenses described above. No other fees or expenses are charged against the Contract during the Annuity Period.

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Fees, Separate Account annual expenses and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 1,201	$ 1,216	$ 1,107	$ 817

If you do not surrender your Contract

1 year	3 years	5 years	10 years
$ 539	$ 591	$ 648	$ 817

You should not consider the examples as representative of past or future expenses.

The purpose of the preceding tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios. The expenses shown above for the Portfolios are assessed at the underlying fund level and are not direct charges against the Separate Account’s assets or reductions from Accumulation Value. These expenses are taken into consideration in computing the Portfolio’s net asset value, which is the share price used to calculate the value of an Accumulation Unit. Actual expenses may be more or less than shown. As required by the Securities and Exchange Commission, the example assumes a 5% annual rate of return. This hypothetical rate of return is not intended to be representative of past or future performance of a Portfolio. For a more complete description of the management fees of the Funds, see their prospectuses.

Accumulation Unit Values
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Alger American Balanced Portfolio
Accumulation unit value at beginning of period	$0.920	$0.783	$0.903	$0.933
Accumulation unit value at end of period	$0.951	$0.920	$0.783	$0.903
Number of accumulation units outstanding at end of period	1,108,051	987,473	807,878	44,883
Alger American Growth Portfolio
Accumulation unit value at beginning of period	$0.649	$0.486	$0.734	$0.844
Accumulation unit value at end of period	$0.677	$0.649	$0.486	$0.734
Number of accumulation units outstanding at end of period	1,070,297	515,856	475,928	86,053
Alger American Income And Growth Portfolio
Accumulation unit value at beginning of period	$0.701	$0.546	$0.802	$0.949
Accumulation unit value at end of period	$0.747	$0.701	$0.546	$0.802
Number of accumulation units outstanding at end of period	152,528	92,239	91,271	41,849
Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period	$0.575	$0.432	$0.661	$0.797
Accumulation unit value at end of period	$0.614	$0.575	$0.432	$0.661
Number of accumulation units outstanding at end of period	100,947	312,992	259,540	58,083
Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period	$0.897	$0.614	$0.882	$0.957
Accumulation unit value at end of period	$1.002	$0.897	$0.614	$0.882
Number of accumulation units outstanding at end of period	287,287	165,356	58,359	50,831
Alger American Small Capitalization Portfolio
Accumulation unit value at beginning of period	$0.612	$0.435	$0.597	$0.820
Accumulation unit value at end of period	$0.705	$0.612	$0.435	$0.597
Number of accumulation units outstanding at end of period	67,068	38,235	13,984	10,025
American National Balanced Portfolio
Accumulation unit value at beginning of period	$1.016	$0.857	$0.929	$0.987
Accumulation unit value at end of period	$1.065	$1.016	$0.857	$0.929
Number of accumulation units outstanding at end of period	989,173	470,378	184,293	96,328
American National Equity Income Portfolio
Accumulation unit value at beginning of period	$0.944	$0.766	$0.903	$1.039
Accumulation unit value at end of period	$1.019	$0.944	$0.766	$0.903
Number of accumulation units outstanding at end of period	657,275	380,154	272,783	231,855
American National Government Bond Portfolio
Accumulation unit value at beginning of period	$1.192	$1.183	$1.107	$1.045
Accumulation unit value at end of period	$1.198	$1.192	$1.183	$1.107
Number of accumulation units outstanding at end of period	905,600	472,867	132,190	31,805
American National Growth Portfolio
Accumulation unit value at beginning of period	$0.708	$0.564	$0.788	$0.952
Accumulation unit value at end of period	$0.751	$0.708	$0.564	$0.788
Number of accumulation units outstanding at end of period	334,158	62,589	42,827	68,227
American National High Yield Bond Portfolio
Accumulation unit value at beginning of period	$1.108	$0.947	$0.986	$0.994
Accumulation unit value at end of period	$1.222	$1.108	$0.947	$0.986
Number of accumulation units outstanding at end of period	370,738	234,346	10,263	6,483

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
American National International Stock Portfolio
Accumulation unit value at beginning of period	$0.692	$0.515	$0.645	$0.851
Accumulation unit value at end of period	$0.783	$0.692	$0.515	$0.645
Number of accumulation units outstanding at end of period	59,124	11,109	7,139	--
American National Money Market Portfolio
Accumulation unit value at beginning of period	$1.026	$1.033	$1.035	$1.018
Accumulation unit value at end of period	$1.022	$1.026	$1.033	$1.035
Number of accumulation units outstanding at end of period	738,077	2,433,948	5,669,242	4,470,160
American National Small–Cap/Mid Cap Portfolio
Accumulation unit value at beginning of period	$0.232	$0.127	$0.297	$0.663
Accumulation unit value at end of period	$0.248	$0.232	$0.127	$0.297
Number of accumulation units outstanding at end of period	392,927	233,148	24,508	15,816
Federated Equity Income Fund II
Accumulation unit value at beginning of period	$0.763	$0.607	$0.775	$0.883
Accumulation unit value at end of period	$0.851	$0.763	$0.607	$0.775
Number of accumulation units outstanding at end of period	156,270	62,499	64,587	3,864
Federated Mid Cap Growth Strategies Fund II
Accumulation unit value at beginning of period	$0.652	$0.471	$0.647	$0.845
Accumulation unit value at end of period	$0.744	$0.652	$0.471	$0.647
Number of accumulation units outstanding at end of period	29,527	6,241	5,141	2,457
Federated High Income Bond Fund II - Primary Shares
Accumulation unit value at beginning of period	$1.112	$0.921	$0.920	$0.919
Accumulation unit value at end of period	$1.214	$1.112	$0.921	$0.920
Number of accumulation units outstanding at end of period	376,152	370,954	306,402	283,596
Federated Captial Income Fund II
Accumulation unit value at beginning of period	$0.734	$0.616	$0.820	$0.957
Accumulation unit value at end of period	$0.797	$0.734	$0.616	$0.820
Number of accumulation units outstanding at end of period	83,893	152,489	110,689	103,803
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.806	$0.626	$0.864	$--
Accumulation unit value at end of period	$0.876	$0.806	$0.626	$0.864
Number of accumulation units outstanding at end of period	66,127	22,630	3,420	659

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.937	$0.740	$0.829	$0.959
Accumulation unit value at end of period	$1.067	$0.937	$0.740	$0.829
Number of accumulation units outstanding at end of period	1,387,580	889,891	797,162	71,238
Fidelity VIP II Index 500 Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.772	$0.610	$0.797	$0.921
Accumulation unit value at end of period	$0.842	$0.772	$0.610	$0.797
Number of accumulation units outstanding at end of period	1,226,655	850,841	642,738	486,518
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.731	$0.572	$0.742	$0.881
Accumulation unit value at end of period	$0.772	$0.731	$0.572	$0.742
Number of accumulation units outstanding at end of period	95,917	61,983	42,986	37,621
Fidelity VIP Mid Cap Portfolio (Class 2)
Accumulation unit value at beginning of period	$1.258	$0.921	$1.036	$--
Accumulation unit value at end of period	$1.549	$1.258	$0.921	$1.036
Number of accumulation units outstanding at end of period	919,800	365,393	269,045	14,858
AIM V.I. Dynamics Fund (Series I)
Accumulation unit value at beginning of period	$0.745	$0.547	$0.813	$--
Accumulation unit value at end of period	$0.834	$0.745	$0.547	$0.813
Number of accumulation units outstanding at end of period	11,174	3,242	4,095	--
AIM V.I. Financial Services Fund (Series I)
Accumulation unit value at beginning of period	$1.032	$0.806	$0.959	$--
Accumulation unit value at end of period	$1.109	$1.032	$0.806	$0.959
Number of accumulation units outstanding at end of period	27,199	28,330	8,888	7,805
AIM V.I. Health Sciences Fund (Series I)
Accumulation unit value at beginning of period	$0.965	$0.764	$1.025	$--
Accumulation unit value at end of period	$1.025	$0.965	$0.764	$1.025
Number of accumulation units outstanding at end of period	60,714	59,190	21,253	2,968
AIM V.I. Real Estate Fund (Series I)
Accumulation unit value at beginning of period	$1.482	$1.081	$1.028	$--
Accumulation unit value at end of period	$2.000	$1.482	$1.081	$1.028
Number of accumulation units outstanding at end of period	140,225	77,480	3,738	--
AIM V.I. Small Company Growth Fund(Series I)
Accumulation unit value at beginning of period	$0.785	$0.595	$0.875	$--
Accumulation unit value at end of period	$0.883	$0.785	$0.595	$0.875
Number of accumulation units outstanding at end of period	25,092	1,302	883	--
AIM V.I. Technology Fund (Series I)
Accumulation unit value at beginning of period	$0.532	$0.371	$0.706	$--
Accumulation unit value at end of period	$0.550	$0.532	$0.371	$0.706
Number of accumulation units outstanding at end of period	53,014	62,777	15,956	--
INVESCO VIF-Telecommunications Fund
Accumulation unit value at beginning of period	$0.367	$0.276	$0.569	$--
Accumulation unit value at end of 4/29/04	$0.357	$0.367	$0.276	$0.569
Number of accumulation units outstanding at end of period	--	72,446	6,539	6,141

Accumulation Unit Values
Continued
For Contracts With No Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
AIM V.I. Utilities Fund (Series I)
Accumulation unit value at beginning of period	$0.650	$0.560	$0.712	$--
Accumulation unit value at end of period	$0.794	$0.650	$0.560	$0.712
Number of accumulation units outstanding at end of period	20,564	13,193	3,454	--
MFS Capital Opportunities Series - Inital Class
Accumulation unit value at beginning of period	$0.595	$0.473	$0.681	$0.902
Accumulation unit value at end of period	$0.662	$0.595	$0.473	$0.681
Number of accumulation units outstanding at end of period	78,131	119,085	91,725	65,929
MFS Emerging Growth Series - Inital Class
Accumulation unit value at beginning of period	$0.464	$0.361	$0.551	$0.840
Accumulation unit value at end of period	$0.518	$0.464	$0.361	$0.551
Number of accumulation units outstanding at end of period	71,128	76,831	77,746	49,717
MFS Investors Trust Series - Inital Class
Accumulation unit value at beginning of period	$0.785	$0.650	$0.833	$1.004
Accumulation unit value at end of period	$0.864	$0.785	$0.650	$0.833
Number of accumulation units outstanding at end of period	464,113	407,518	77,484	39,796
MFS Research Series - Inital Class
Accumulation unit value at beginning of period	$0.638	$0.517	$0.694	$0.893
Accumulation unit value at end of period	$0.730	$0.638	$0.517	$0.694
Number of accumulation units outstanding at end of period	145,557	147,957	174,417	100,749
T. Rowe Price Equity Income Portfolio
Accumulation unit value at beginning of period	$1.141	$0.920	$1.072	$1.084
Accumulation unit value at end of period	$1.296	$1.141	$0.920	$1.072
Number of accumulation units outstanding at end of period	1,430,280	1,088,766	938,974	107,564
T. Rowe Price International Stock Portfolio
Accumulation unit value at beginning of period	$0.686	$0.532	$0.659	$0.858
Accumulation unit value at end of period	$0.771	$0.686	$0.532	$0.659
Number of accumulation units outstanding at end of period	1,011,214	448,455	418,239	--
T. Rowe Price Limited-Term Bond Portfolio
Accumulation unit value at beginning of period	$1.183	$1.148	$1.103	$1.031
Accumulation unit value at end of period	$1.182	$1.183	$1.148	$1.103
Number of accumulation units outstanding at end of period	290,277	305,027	156,695	36,523
T. Rowe Price Mid-Cap Growth Portfolio
Accumulation unit value at beginning of period	$1.045	$0.765	$0.983	$1.005
Accumulation unit value at end of period	$1.222	$1.045	$0.765	$0.983
Number of accumulation units outstanding at end of period	330,082	263,494	161,589	64,280

Accumulation Unit Values
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Alger American Balanced Portfolio
Accumulation unit value at beginning of period	$0.913	$0.778	$0.900	$0.932
Accumulation unit value at end of period	$0.942	$0.913	$0.778	$0.900
Number of accumulation units outstanding at end of period	383	393	405	—
Alger American Growth Portfolio
Accumulation unit value at beginning of period	$0.644	$0.483	$0.732	$0.843
Accumulation unit value at end of period	$0.670	$0.644	$0.483	$0.732
Number of accumulation units outstanding at end of period	--	—	—	—
Alger American Income And Growth Portfolio
Accumulation unit value at beginning of period	$0.695	$0.543	$0.800	$0.948
Accumulation unit value at end of period	$0.740	$0.695	$0.543	$0.800
Number of accumulation units outstanding at end of period	1,354	1,367	1,386	—
Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period	$0.570	$0.429	$0.659	$0.796
Accumulation unit value at end of period	$0.608	$0.570	$0.429	$0.659
Number of accumulation units outstanding at end of period	2,225	2,255	4,322	—
Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period	$0.890	$0.611	$0.879	$0.956
Accumulation unit value at end of period	$0.992	$0.890	$0.611	$0.879
Number of accumulation units outstanding at end of period	131	38	—	—
Alger American Small Capitalization Portfolio
Accumulation unit value at beginning of period	$0.608	$0.433	$0.595	$0.819
Accumulation unit value at end of period	$0.698	$0.608	$0.433	$0.595
Number of accumulation units outstanding at end of period	--	—	78,781	78,781
American National Balanced Portfolio
Accumulation unit value at beginning of period	$1.009	$0.852	$0.926	$0.986
Accumulation unit value at end of period	$1.055	$1.009	$0.852	$0.926
Number of accumulation units outstanding at end of period	6,263	43,897	6,211	—
American National Equity Income Portfolio
Accumulation unit value at beginning of period	$0.937	$0.762	$0.900	$1.038
Accumulation unit value at end of period	$1.010	$0.937	$0.762	$0.900
Number of accumulation units outstanding at end of period	41,193	28,025	—	—
American National Government Bond Portfolio
Accumulation unit value at beginning of period	$1.183	$1.177	$1.103	$1.044
Accumulation unit value at end of period	$1.187	$1.183	$1.177	$1.103
Number of accumulation units outstanding at end of period	46,991	50,172	577	—
American National Growth Portfolio
Accumulation unit value at beginning of period	$0.702	$0.560	$0.785	$0.951
Accumulation unit value at end of period	$0.744	$0.702	$0.560	$0.785
Number of accumulation units outstanding at end of period	--	—	—	—
American National High Yield Bond Portfolio
Accumulation unit value at beginning of period	$1.100	$0.941	$0.982	$0.993
Accumulation unit value at end of period	$1.210	$1.100	$0.941	$0.982
Number of accumulation units outstanding at end of period	--	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death BenefitRider
Subaccount	2004	2003	2002	2001
American National International Stock Portfolio
Accumulation unit value at beginning of period	$0.686	$0.513	$0.642	$0.850
Accumulation unit value at end of period	$0.775	$0.686	$0.513	$0.642
Number of accumulation units outstanding at end of period	—	—	—	—
American National Money Market Portfolio
Accumulation unit value at beginning of period	$1.018	$1.027	$1.032	$1.017
Accumulation unit value at end of period	$1.012	$1.018	$1.027	$1.032
Number of accumulation units outstanding at end of period	—	—	—	5,671
American National Small-Cap/Mid Cap Portfolio
Accumulation unit value at beginning of period	$0.230	$0.127	$0.296	$0.662
Accumulation unit value at end of period	$0.246	$0.230	$0.127	$0.296
Number of accumulation units outstanding at end of period	—	—	—	—
Federated Equity Income Fund II
Accumulation unit value at beginning of period	$0.758	$0.604	$0.773	$0.882
Accumulation unit value at end of period	$0.843	$0.758	$0.604	$0.773
Number of accumulation units outstanding at end of period	—	—	—	—
Federated Mid Cap Growth Strategies Fund II
Accumulation unit value at beginning of period	$0.647	$0.468	$0.645	$0.844
Accumulation unit value at end of period	$0.737	$0.647	$0.468	$0.645
Number of accumulation units outstanding at end of period	—	—	—	—
Federated High Income Bond Fund II - Primary Shares
Accumulation unit value at beginning of period	$1.104	$0.916	$0.916	$0.918
Accumulation unit value at end of period	$1.202	$1.104	$0.916	$0.916
Number of accumulation units outstanding at end of period	—	—	—	—
Federated Captial Income Fund II
Accumulation unit value at beginning of period	$0.729	$0.612	$0.817	$0.956
Accumulation unit value at end of period	$0.790	$0.729	$0.612	$0.817
Number of accumulation units outstanding at end of period	—	—	—	—
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.801	$0.624	$0.862	$—
Accumulation unit value at end of period	$0.869	$0.801	$0.624	$0.862
Number of accumulation units outstanding at end of period	—	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.930	$0.736	$0.826	$0.958
Accumulation unit value at end of period	$1.056	$0.930	$0.736	$0.826
Number of accumulation units outstanding at end of period	206	208	75,093	74,882
Fidelity VIP II Index 500 Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.767	$0.607	$0.794	$0.920
Accumulation unit value at end of period	$0.834	$0.767	$0.607	$0.794
Number of accumulation units outstanding at end of period	436	447	116,710	116,249
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.725	$0.568	$0.739	$0.880
Accumulation unit value at end of period	$0.764	$0.725	$0.568	$0.739
Number of accumulation units outstanding at end of period	—	—	—	—
Fidelity VIP Mid Cap Portfolio (Class 2)
Accumulation unit value at beginning of period	$1.251	$0.917	$1.034	$—
Accumulation unit value at end of period	$1.537	$1.251	$0.917	$1.034
Number of accumulation units outstanding at end of period	1,444	1,462	2,675	—
AIM V.I. Dynamics Fund (Series I)
Accumulation unit value at beginning of period	$0.741	$0.545	$0.812	$—
Accumulation unit value at end of period	$0.828	$0.741	$0.545	$0.812
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Financial Services Fund (Series I)
Accumulation unit value at beginning of period	$1.027	$0.803	$0.958	$—
Accumulation unit value at end of period	$1.100	$1.027	$0.803	$0.958
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Health Sciences Fund (Series I)
Accumulation unit value at beginning of period	$0.959	$0.761	$1.023	$—
Accumulation unit value at end of period	$1.018	$0.959	$0.761	$1.023
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Real Estate Fund (Series I)
Accumulation unit value at beginning of period	$1.474	$1.077	$1.027	$—
Accumulation unit value at end of period	$1.985	$1.474	$1.077	$1.027
Number of accumulation units outstanding at end of period	8,999	—	—	—
AIM V.I. Small Company Growth Fund (Series I)
Accumulation unit value at beginning of period	$0.780	$0.593	$0.873	$—
Accumulation unit value at end of period	$0.876	$0.780	$0.593	$0.873
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Technology Fund (Series I)
Accumulation unit value at beginning of period	$0.529	$0.369	$0.705	$—
Accumulation unit value at end of period	$0.546	$0.529	$0.369	$0.705
Number of accumulation units outstanding at end of period	—	—	—	—
INVESCO VIF-Telecommunications Fund
Accumulation unit value at beginning of period	$0.365	$0.275	$0.568	$—
Accumulation unit value at end of 4/29/04	$0.355	$0.365	$0.275	$0.568
Number of accumulation units outstanding at end of period	—	—	—	—

Accumulation Unit Values
Continued
For Contracts With 3% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
AIM V.I. Utilities Fund (Series I)
Accumulation unit value at beginning of period	$0.646	$0.558	$0.710	$—
Accumulation unit value at end of period	$0.788	$0.646	$0.558	$0.710
Number of accumulation units outstanding at end of period	—	—	—	—
MFS Capital Opportunities Series - Inital Class
Accumulation unit value at beginning of period	$0.591	$0.470	$0.679	$0.901
Accumulation unit value at end of period	$0.655	$0.591	$0.470	$0.679
Number of accumulation units outstanding at end of period	—	—	—	—
MFS Emerging Growth Series - Inital Class
Accumulation unit value at beginning of period	$0.461	$0.359	$0.549	$0.839
Accumulation unit value at end of period	$0.513	$0.461	$0.359	$0.549
Number of accumulation units outstanding at end of period	—	—	—	—
MFS Investors Trust Series - Inital Class
Accumulation unit value at beginning of period	$0.779	$0.647	$0.830	$1.003
Accumulation unit value at end of period	$0.855	$0.779	$0.647	$0.830
Number of accumulation units outstanding at end of period	—	—	—	—
MFS Research Series - Inital Class
Accumulation unit value at beginning of period	$0.633	$0.514	$0.691	$0.892
Accumulation unit value at end of period	$0.723	$0.633	$0.514	$0.691
Number of accumulation units outstanding at end of period	—	—	—	—
T. Rowe Price Equity Income Portfolio
Accumulation unit value at beginning of period	$1.132	$0.915	$1.068	$1.083
Accumulation unit value at end of period	$1.283	$1.132	$0.915	$1.068
Number of accumulation units outstanding at end of period	38	68	58,213	58,111
T. Rowe Price International Stock Portfolio
Accumulation unit value at beginning of period	$0.680	$0.529	$0.656	$0.857
Accumulation unit value at end of period	$0.763	$0.680	$0.529	$0.656
Number of accumulation units outstanding at end of period	—	—	—	—
T. Rowe Price Limited-Term Bond Portfolio
Accumulation unit value at beginning of period	$1.174	$1.142	$1.099	$1.030
Accumulation unit value at end of period	$1.170	$1.174	$1.142	$1.099
Number of accumulation units outstanding at end of period	—	—	—	—
T. Rowe Price Mid-Cap Growth Portfolio
Accumulation unit value at beginning of period	$1.037	$0.760	$0.979	$1.004
Accumulation unit value at end of period	$1.211	$1.037	$0.760	$0.979
Number of accumulation units outstanding at end of period	—	—	50,534	50,534

Accumulation Unit Values
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Alger American Balanced Portfolio
Accumulation unit value at beginning of period	$0.908	$0.775	$0.898	$0.932
Accumulation unit value at end of period	$0.935	$0.908	$0.775	$0.898
Number of accumulation units outstanding at end of period	20,644	63,176	26,714	29,770
Alger American Growth Portfolio
Accumulation unit value at beginning of period	$0.641	$0.482	$0.730	$0.843
Accumulation unit value at end of period	$0.666	$0.641	$0.482	$0.730
Number of accumulation units outstanding at end of period	353,369	511,503	579,244	878,646
Alger American Income And Growth Portfolio
Accumulation unit value at beginning of period	$0.692	$0.541	$0.798	$0.948
Accumulation unit value at end of period	$0.734	$0.692	$0.541	$0.798
Number of accumulation units outstanding at end of period	136,203	160,729	220,923	219,725
Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period	$0.567	$0.428	$0.657	$0.796
Accumulation unit value at end of period	$0.604	$0.567	$0.428	$0.657
Number of accumulation units outstanding at end of period	43,984	105,829	84,773	65,632
Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period	$0.885	$0.608	$0.877	$0.955
Accumulation unit value at end of period	$0.985	$0.885	$0.608	$0.877
Number of accumulation units outstanding at end of period	131,365	124,320	115,182	91,161
Alger American Small Capitalization Portfolio
Accumulation unit value at beginning of period	$0.604	$0.431	$0.594	$0.819
Accumulation unit value at end of period	$0.694	$0.604	$0.431	$0.594
Number of accumulation units outstanding at end of period	33,945	29,682	29,682	29,682
American National Balanced Portfolio
Accumulation unit value at beginning of period	$1.003	$0.849	$0.923	$0.985
Accumulation unit value at end of period	$1.047	$1.003	$0.849	$0.923
Number of accumulation units outstanding at end of period	161,820	68,648	66,907	59,445
American National Equity Income Portfolio
Accumulation unit value at beginning of period	$0.932	$0.759	$0.897	$1.037
Accumulation unit value at end of period	$1.003	$0.932	$0.759	$0.897
Number of accumulation units outstanding at end of period	145,611	124,971	75,357	75,400
American National Government Bond Portfolio
Accumulation unit value at beginning of period	$1.177	$1.172	$1.100	$1.044
Accumulation unit value at end of period	$1.179	$1.177	$1.172	$1.100
Number of accumulation units outstanding at end of period	45,783	198,394	212,941	18,712
American National Growth Portfolio
Accumulation unit value at beginning of period	$0.699	$0.558	$0.783	$0.951
Accumulation unit value at end of period	$0.739	$0.699	$0.558	$0.783
Number of accumulation units outstanding at end of period	—	—	—	—
American National High Yield Bond Portfolio
Accumulation unit value at beginning of period	$1.094	$0.938	$0.980	$0.993
Accumulation unit value at end of period	$1.202	$1.094	$0.938	$0.980
Number of accumulation units outstanding at end of period	59,476	55,180	55,209	30,251

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
American National International Stock Portfolio
Accumulation unit value at beginning of period	$0.683	$0.511	$0.641	$0.850
Accumulation unit value at end of period	$0.770	$0.683	$0.511	$0.641
Number of accumulation units outstanding at end of period	31,841	23,484	23,484	23,484
American National Money Market Portfolio
Accumulation unit value at beginning of period	$1.013	$1.023	$1.029	$1.016
Accumulation unit value at end of period	$1.005	$1.013	$1.023	$1.029
Number of accumulation units outstanding at end of period	33,305	98,997	118,289	454,685
American National Small-Cap/Mid Cap Portfolio
Accumulation unit value at beginning of period	$0.229	$0.126	$0.295	$0.662
Accumulation unit value at end of period	$0.244	$0.229	$0.126	$0.295
Number of accumulation units outstanding at end of period	19,509	—	—	—
Federated Equity Income Fund II
Accumulation unit value at beginning of period	$0.754	$0.601	$0.771	$0.881
Accumulation unit value at end of period	$0.837	$0.754	$0.601	$0.771
Number of accumulation units outstanding at end of period	235,416	180,033	167,582	211,175
Federated Mid Cap Growth Strategies Fund II
Accumulation unit value at beginning of period	$0.644	$0.467	$0.644	$0.844
Accumulation unit value at end of period	$0.731	$0.644	$0.467	$0.644
Number of accumulation units outstanding at end of period	50,164	55,368	—	—
Federated High Income Bond Fund II - Primary Shares
Accumulation unit value at beginning of period	$1.098	$0.912	$0.914	$0.918
Accumulation unit value at end of period	$1.194	$1.098	$0.912	$0.914
Number of accumulation units outstanding at end of period	50,833	40,013	40,013	11,331
Federated Captial Income Fund II
Accumulation unit value at beginning of period	$0.725	$0.610	$0.815	$0.956
Accumulation unit value at end of period	$0.784	$0.725	$0.610	$0.815
Number of accumulation units outstanding at end of period	16,349	27,436	27,447	25,683
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.798	$0.622	$0.861	$—
Accumulation unit value at end of period	$0.864	$0.798	$0.622	$0.861
Number of accumulation units outstanding at end of period	—	—	—	—

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.925	$0.733	$0.824	$0.958
Accumulation unit value at end of period	$1.049	$0.925	$0.733	$0.824
Number of accumulation units outstanding at end of period	292,604	279,346	191,852	79,700
Fidelity VIP II Index 500 Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.762	$0.605	$0.792	$0.919
Accumulation unit value at end of period	$0.828	$0.762	$0.605	$0.792
Number of accumulation units outstanding at end of period	545,189	595,731	624,508	322,927
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.721	$0.566	$0.737	$0.879
Accumulation unit value at end of period	$0.759	$0.721	$0.566	$0.737
Number of accumulation units outstanding at end of period	—	—	—	—
Fidelity VIP Mid Cap Portfolio (Class 2)
Accumulation unit value at beginning of period	$1.246	$0.915	$1.033	$—
Accumulation unit value at end of period	$1.529	$1.246	$0.915	$1.033
Number of accumulation units outstanding at end of period	123,454	103,718	98,157	520
AIM V.I. Dynamics Fund (Series I)
Accumulation unit value at beginning of period	$0.738	$0.544	$0.811	$—
Accumulation unit value at end of period	$0.832	$0.738	$0.544	$0.811
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Financial Services Fund (Series I)
Accumulation unit value at beginning of period	$1.022	$0.801	$0.957	$—
Accumulation unit value at end of period	$1.094	$1.022	$0.801	$0.957
Number of accumulation units outstanding at end of period	—	10,254	—	—
AIM V.I. Health Sciences Fund (Series I)
Accumulation unit value at beginning of period	$0.955	$0.759	$1.022	$—
Accumulation unit value at end of period	$1.012	$0.955	$0.759	$1.022
Number of accumulation units outstanding at end of period	48,369	27,658	17,133	17,133
AIM V.I. Real Estate Fund (Series I)
Accumulation unit value at beginning of period	$1.468	$1.074	$1.025	$—
Accumulation unit value at end of period	$1.974	$1.468	$1.074	$1.025
Number of accumulation units outstanding at end of period	21,924	24,198	—	—
AIM V.I. Small Company Growth Fund (Series I)
Accumulation unit value at beginning of period	$0.777	$0.592	$0.872	$—
Accumulation unit value at end of period	$0.872	$0.777	$0.592	$0.872
Number of accumulation units outstanding at end of period	—	—	—	—
AIM V.I. Technology Fund (Series I)
Accumulation unit value at beginning of period	$0.527	$0.368	$0.704	$—
Accumulation unit value at end of period	$0.543	$0.527	$0.368	$0.704
Number of accumulation units outstanding at end of period	—	—	—	—
INVESCO VIF-Telecommunications Fund
Accumulation unit value at beginning of period	$0.363	$0.275	$0.567	$—
Accumulation unit value at end of 4/29/04	$0.353	$0.363	$0.275	$0.567
Number of accumulation units outstanding at end of period	—	13,496	—	—

Accumulation Unit Values
Continued
For Contracts With 5% Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
AIM V.I. Utilities Fund (Series I)
Accumulation unit value at beginning of period	$0.644	$0.557	$0.710	$--
Accumulation unit value at end of period	$0.783	$0.644	$0.557	$0.710
Number of accumulation units outstanding at end of period	—	--	--	--
MFS Capital Opportunities Series - Inital Class
Accumulation unit value at beginning of period	$0.588	$0.469	$0.677	$0.901
Accumulation unit value at end of period	$0.651	$0.588	$0.469	$0.677
Number of accumulation units outstanding at end of period	123,956	123,533	126,514	194,373
MFS Emerging Growth Series - Inital Class
Accumulation unit value at beginning of period	$0.461	$0.359	$0.551	$0.839
Accumulation unit value at end of period	$0.512	$0.461	$0.359	$0.551
Number of accumulation units outstanding at end of period	341,022	351,778	351,883	405,022
MFS Investors Trust Series - Inital Class
Accumulation unit value at beginning of period	$0.775	$0.644	$0.828	$1.003
Accumulation unit value at end of period	$0.849	$0.775	$0.644	$0.828
Number of accumulation units outstanding at end of period	65,760	32,628	29,365	32,725
MFS Research Series - Inital Class
Accumulation unit value at beginning of period	$0.631	$0.514	$0.692	$0.892
Accumulation unit value at end of period	$0.720	$0.631	$0.514	$0.692
Number of accumulation units outstanding at end of period	27,202	84,574	84,597	74,981
T. Rowe Price Equity Income Portfolio
Accumulation unit value at beginning of period	$1.126	$0.911	$1.066	$1.082
Accumulation unit value at end of period	$1.274	$1.126	$0.911	$1.066
Number of accumulation units outstanding at end of period	278,963	289,108	245,269	98,605
T. Rowe Price International Stock Portfolio
Accumulation unit value at beginning of period	$0.677	$0.527	$0.655	$0.857
Accumulation unit value at end of period	$0.758	$0.677	$0.527	$0.655
Number of accumulation units outstanding at end of period	6,618	--	--	--
T. Rowe Price Limited-Term Bond Portfolio
Accumulation unit value at beginning of period	$1.168	$1.137	$1.096	$1.029
Accumulation unit value at end of period	$1.162	$1.168	$1.137	$1.096
Number of accumulation units outstanding at end of period	11,873	40,738	44,133	12,441
T. Rowe Price Mid-Cap Growth Portfolio
Accumulation unit value at beginning of period	$1.032	$0.757	$0.977	$1.004
Accumulation unit value at end of period	$1.202	$1.032	$0.757	$0.977
Number of accumulation units outstanding at end of period	136,767	117,894	81,897	35,940

Accumulation Unit Values
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Alger American Balanced Portfolio
Accumulation unit value at beginning of period	$0.917	$0.780	$0.902	$0.933
Accumulation unit value at end of period	$0.946	$0.917	$0.780	$0.902
Number of accumulation units outstanding at end of period	181,063	165,785	132,265	--
Alger American Growth Portfolio
Accumulation unit value at beginning of period	$0.647	$0.485	$0.733	$0.844
Accumulation unit value at end of period	$0.674	$0.647	$0.485	$0.733
Number of accumulation units outstanding at end of period	95,850	100,225	97,795	41,065
Alger American Income And Growth Portfolio
Accumulation unit value at beginning of period	$0.698	$0.545	$0.801	$0.949
Accumulation unit value at end of period	$0.743	$0.698	$0.545	$0.801
Number of accumulation units outstanding at end of period	35,358	16,779	16,834	3,822
Alger American Leveraged Allcap Portfolio
Accumulation unit value at beginning of period	$0.572	$0.430	$0.660	$0.797
Accumulation unit value at end of period	$0.611	$0.572	$0.430	$0.660
Number of accumulation units outstanding at end of period	33,562	36,611	22,331	6,895
Alger American Mid Cap Growth Portfolio
Accumulation unit value at beginning of period	$0.894	$0.613	$0.881	$0.956
Accumulation unit value at end of period	$0.997	$0.894	$0.613	$0.881
Number of accumulation units outstanding at end of period	149,674	151,328	197,707	31,582
Alger American Small Capitalization Portfolio
Accumulation unit value at beginning of period	$0.610	$0.434	$0.596	$0.820
Accumulation unit value at end of period	$0.702	$0.610	$0.434	$0.596
Number of accumulation units outstanding at end of period	10,126	14,103	20,567	--
American National Balanced Portfolio
Accumulation unit value at beginning of period	$1.013	$0.855	$0.927	$0.986
Accumulation unit value at end of period	$1.060	$1.013	$0.855	$0.927
Number of accumulation units outstanding at end of period	228,625	280,976	55,193	--
American National Equity Income Portfolio
Accumulation unit value at beginning of period	$0.940	$0.764	$0.901	$1.038
Accumulation unit value at end of period	$1.015	$0.940	$0.764	$0.901
Number of accumulation units outstanding at end of period	447,070	475,821	229,992	102,253
American National Government Bond Portfolio
Accumulation unit value at beginning of period	$1.188	$1.180	$1.105	$1.045
Accumulation unit value at end of period	$1.193	$1.188	$1.180	$1.105
Number of accumulation units outstanding at end of period	84,987	89,430	97,346	12,497
American National Growth Portfolio
Accumulation unit value at beginning of period	$0.705	$0.562	$0.787	$0.952
Accumulation unit value at end of period	$0.748	$0.705	$0.562	$0.787
Number of accumulation units outstanding at end of period	49,174	44,199	12,202	2,838
American National High Yield Bond Portfolio
Accumulation unit value at beginning of period	$1.104	$0.944	$0.984	$0.994
Accumulation unit value at end of period	$1.216	$1.104	$0.944	$0.984
Number of accumulation units outstanding at end of period	59,512	--	--	13,338

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
American National International Stock Portfolio
Accumulation unit value at beginning of period	$0.689	$0.514	$0.643	$0.851
Accumulation unit value at end of period	$0.779	$0.689	$0.514	$0.643
Number of accumulation units outstanding at end of period	--	--	--	--
American National Money Market Portfolio
Accumulation unit value at beginning of period	$1.022	$1.030	$1.033	$1.017
Accumulation unit value at end of period	$1.017	$1.022	$1.030	$1.033
Number of accumulation units outstanding at end of period	124,052	15,710	--	119,640
American National Small-Cap/Mid Cap Portfolio
Accumulation unit value at beginning of period	$0.231	$0.127	$0.297	$0.663
Accumulation unit value at end of period	$0.247	$0.231	$0.127	$0.297
Number of accumulation units outstanding at end of period	420,180	418,736	494,020	29,881
Federated Equity Income Fund II
Accumulation unit value at beginning of period	$0.761	$0.605	$0.774	$0.882
Accumulation unit value at end of period	$0.847	$0.761	$0.605	$0.774
Number of accumulation units outstanding at end of period	33,491	43,458	16,684	--
Federated Mid Cap Growth Strategies Fund II
Accumulation unit value at beginning of period	$0.650	$0.470	$0.646	$0.845
Accumulation unit value at end of period	$0.740	$0.650	$0.470	$0.646
Number of accumulation units outstanding at end of period	33,472	42,538	58,548	24,672
Federated High Income Bond Fund II - Primary Shares
Accumulation unit value at beginning of period	$1.108	$0.919	$0.918	$0.919
Accumulation unit value at end of period	$1.208	$1.108	$0.919	$0.918
Number of accumulation units outstanding at end of period	118,508	58,473	58,473	--
Federated Captial Income Fund II
Accumulation unit value at beginning of period	$0.732	$0.614	$0.818	$0.957
Accumulation unit value at end of period	$0.794	$0.732	$0.614	$0.818
Number of accumulation units outstanding at end of period	87,267	87,276	112,748	12,924
Fidelity VIP Aggressive Growth Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.804	$0.625	$0.863	$--
Accumulation unit value at end of period	$0.872	$0.804	$0.625	$0.863
Number of accumulation units outstanding at end of period	26,768	26,779	26,790	2,899

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
Fidelity VIP II Contrafund Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.934	$0.738	$0.827	$0.959
Accumulation unit value at end of period	$1.061	$0.934	$0.738	$0.827
Number of accumulation units outstanding at end of period	146,562	146,019	83,373	31,697
Fidelity VIP II Index 500 Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.770	$0.609	$0.795	$0.920
Accumulation unit value at end of period	$0.838	$0.770	$0.609	$0.795
Number of accumulation units outstanding at end of period	376,876	383,806	357,939	70,208
Fidelity VIP III Growth Opportunities Portfolio (Class 2)
Accumulation unit value at beginning of period	$0.728	$0.570	$0.740	$0.880
Accumulation unit value at end of period	$0.768	$0.728	$0.570	$0.740
Number of accumulation units outstanding at end of period	13,159	13,174	12,595	20,068
Fidelity VIP Mid Cap Portfolio (Class 2)
Accumulation unit value at beginning of period	$1.254	$0.919	$1.035	$--
Accumulation unit value at end of period	$1.543	$1.254	$0.919	$1.035
Number of accumulation units outstanding at end of period	362,948	293,462	65,017	33,015
AIM V.I. Dynamics Fund (Series I)
Accumulation unit value at beginning of period	$0.743	$0.546	$0.812	$--
Accumulation unit value at end of period	$0.831	$0.743	$0.546	$0.812
Number of accumulation units outstanding at end of period	27,713	39,094	39,449	--
AIM V.I. Financial Services Fund (Series I)
Accumulation unit value at beginning of period	$1.030	$0.805	$0.958	$--
Accumulation unit value at end of period	$1.104	$1.030	$0.805	$0.958
Number of accumulation units outstanding at end of period	10,272	7,891	--	--
AIM V.I. Health Sciences Fund (Series I)
Accumulation unit value at beginning of period	$0.962	$0.763	$1.024	$--
Accumulation unit value at end of period	$1.021	$0.962	$0.763	$1.024
Number of accumulation units outstanding at end of period	37,461	38,216	38,714	2,012
AIM V.I. Real Estate Fund (Series I)
Accumulation unit value at beginning of period	$1.478	$1.079	$1.027	$--
Accumulation unit value at end of period	$1.993	$1.478	$1.079	$1.027
Number of accumulation units outstanding at end of period	204,219	173,401	--	--
AIM V.I. Small Company Growth Fund (Series I)
Accumulation unit value at beginning of period	$0.783	$0.594	$0.874	$--
Accumulation unit value at end of period	$0.880	$0.783	$0.594	$0.874
Number of accumulation units outstanding at end of period	1,253	--	--	--
AIM V.I. Technology Fund (Series I)
Accumulation unit value at beginning of period	$0.530	$0.370	$0.705	$--
Accumulation unit value at end of period	$0.548	$0.530	$0.370	$0.705
Number of accumulation units outstanding at end of period	75,497	10,516	10,527	--
INVESCO VIF-Telecommunications Fund
Accumulation unit value at beginning of period	$0.366	$0.276	$0.568	$--
Accumulation unit value at end of 4/29/04	$0.356	$0.366	$0.276	$0.568
Number of accumulation units outstanding at end of period	--	90,070	90,131	--

Accumulation Unit Values
Continued
For Contracts with Minimum Guaranteed Death Benefit Rider
Subaccount	2004	2003	2002	2001
AIM V.I. Utilities Fund (Series I)
Accumulation unit value at beginning of period	$0.648	$0.559	$0.711	$--
Accumulation unit value at end of period	$0.791	$0.648	$0.559	$0.711
Number of accumulation units outstanding at end of period	--	--	--	--
MFS Capital Opportunities Series - Inital Class
Accumulation unit value at beginning of period	$0.593	$0.472	$0.680	$0.902
Accumulation unit value at end of period	$0.658	$0.593	$0.472	$0.680
Number of accumulation units outstanding at end of period	50,082	50,708	13,943	15,330
MFS Emerging Growth Series - Inital Class
Accumulation unit value at beginning of period	$0.462	$0.360	$0.550	$0.840
Accumulation unit value at end of period	$0.516	$0.462	$0.360	$0.550
Number of accumulation units outstanding at end of period	43,015	43,804	47,180	9,997
MFS Investors Trust Series - Inital Class
Accumulation unit value at beginning of period	$0.782	$0.649	$0.831	$1.004
Accumulation unit value at end of period	$0.859	$0.782	$0.649	$0.831
Number of accumulation units outstanding at end of period	80,276	67,995	57,313	6,418
MFS Research Series - Inital Class
Accumulation unit value at beginning of period	$0.635	$0.516	$0.693	$0.893
Accumulation unit value at end of period	$0.726	$0.635	$0.516	$0.693
Number of accumulation units outstanding at end of period	31,861	31,861	31,861	8,073
T. Rowe Price Equity Income Portfolio
Accumulation unit value at beginning of period	$1.137	$0.918	$1.070	$1.084
Accumulation unit value at end of period	$1.289	$1.137	$0.918	$1.070
Number of accumulation units outstanding at end of period	274,122	250,037	226,544	71,498
T. Rowe Price International Stock Portfolio
Accumulation unit value at beginning of period	$0.683	$0.530	$0.658	$0.858
Accumulation unit value at end of period	$0.767	$0.683	$0.530	$0.658
Number of accumulation units outstanding at end of period	27,953	28,196	18,590	13,924
T. Rowe Price Limited-Term Bond Portfolio
Accumulation unit value at beginning of period	$1.179	$1.145	$1.101	$1.031
Accumulation unit value at end of period	$1.176	$1.179	$1.145	$1.101
Number of accumulation units outstanding at end of period	75,196	76,748	57,680	26,109
T. Rowe Price Mid-Cap Growth Portfolio
Accumulation unit value at beginning of period	$1.042	$0.762	$0.981	$1.005
Accumulation unit value at end of period	$1.217	$1.042	$0.762	$0.981
Number of accumulation units outstanding at end of period	40,613	46,519	43,312	2,782

CONTRACT

Type of Contract

This prospectus offers an individual deferred variable annuity Contract providing for future annuity payments. You can choose to vary your Purchase Payments or pay a single Purchase Payment. The Contract can be either a Qualified Contract or Non-Qualified Contract.

In certain states, the Contract may be offered as a group contract with individual ownership represented by certificates. The discussion of Contracts in this prospectus applies equally to certificates under group contracts, unless the content specifies otherwise.

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact Us for specific information that may be applicable to your state.

Contract Application and Purchase Payments

To purchase a Contract, you must complete an application and send the minimum Purchase Payment to our home office. (See “Allocation of Purchase Payments”, following this provision.) If your application cannot be processed within five business days after receipt, we will request your permission to retain the payment until the completed application is received. If the application is not completed, and we do not receive such permission within five business days after receipt of the payment, we will return your payment. We will credit your initial Purchase Payment to the Contract within two business days after a completed application is received at our home office. All additional Purchase Payments will be credited with an effective date on the date the additional Purchase Payment is received in our home office.

You have a “free look” period during which you can return the Contract to our home office and get a refund. The refund will equal the greater of (1) all of your Purchase Payments plus any charges for premium taxes deducted therefrom or (2) Accumulation Value plus any expenses deducted during such period. The “free look” period is established by state law and generally expires ten days after you receive a Contract. We require that Purchase Payments received by us be allocated to the Subaccount that invests in the American National Money Market Portfolio until the end of the 15-day period after the Date of Issue. Thereafter, amounts allocated to such Subaccount and Purchase Payments paid are allocated as directed by you. We will credit Purchase Payments received by us after the 15-day period effective when such payments are received at our home office. No Surrender Charges are assessed on refunds.

Allocation of Purchase Payments

After the end of the 15-day period after the Date of Issue, the initial Purchase Payment and subsequent Purchase Payments will be allocated to the Subaccounts and the Fixed Account according to your instructions in the application. You can change these allocations at any time by written instruction to our home office or by telephone, if a properly completed telephone transfer authorization form is on file with us.

Crediting of Accumulation Units

Before the Annuity Date, Purchase Payments will be used to purchase Accumulation Units in Subaccounts and be allocated to the Fixed Account as you have instructed. We will determine the number of Accumulation Units purchased by dividing the dollar amount of the Purchase Payment allocated to a Subaccount by the Accumulation Unit value for that Subaccount computed following such allocation.

Allocation of Charges and Other Deductions to the Subaccounts and the Fixed Account

Unless you instruct differently, deductions from the Subaccounts and the Fixed Account will be made, pro rata, to the extent necessary for us to

• collect charges (except the annual contract fee which is allocated pro-rata only among the Subaccounts)

• pay surrender value

• provide benefits

We will immediately reinvest dividends and capital gain distributions received from a Portfolio at net asset value in shares of that Portfolio.

Determining Accumulation Unit Values

The Accumulation Unit value of each Subaccount reflects the investment performance of that Subaccount. We calculate Accumulation Unit value on each Valuation Date by multiplying the Accumulation Unit value for the preceding Valuation Date by a net investment factor for that Subaccount. The net investment factor is determined on each Subaccount on each Valuation Date as follows:

• add the per share amount of any dividends or capital gains distributions declared by the corresponding Portfolio during the Valuation Period to the net asset value of a share in the Portfolio at the close of business on such Valuation Date;

• divide by the net asset value of a share in the Portfolio on the preceding Valuation Date; and

• subtract the applicable administrative asset fee and mortality and expense risk fees.

We will calculate the Accumulation Unit value for each Subaccount at the end of each Valuation Period. Investment performance of the Portfolios will increase or decrease the Accumulation Unit value for each corresponding Subaccount, the Portfolio expenses and the deduction of certain charges by us will decrease the Accumulation Unit value for each Subaccount.

Transfers

Transfers Before Annuity Date. You can make transfers among the Subaccounts and the Fixed Account subject to the following restrictions:

• Requests for transfers must be in writing and must be received by our home office or may be made by calling us if a properly completed telephone authorization form is on file with us.

• Transfers from Subaccounts must be at least $250, or the balance of the Subaccount, if less.

• The minimum amount which may remain in a Subaccount after a transfer is $1,000.

• Each Contract Year, the total amount transferred from the Fixed Account cannot exceed the greater of (1) 10% of the amount in the Fixed Accounton the date of transfer or (2) $1,000 unless you are participating in the Dollar Cost Averaging Program.

• The first twelve (12) transfers in a Contract Year are free. A $10.00 fee will be deducted from the amount transferred for each additional transfer. (See the “Exchange Fee” provision of this prospectus.)

We will make transfers and determine values at end of the Valuation Period in which your transfer request is received.

We may revoke or modify the transfer privilege. You cannot transfer to the dollar cost averaging fixed account options.

Market Timing. The Contract is not appropriate for market timing or any other kind of programmed, large, or frequent transfers. These types of transactions which result in frequent purchases and redemptions or other harmful trading in shares of the Portfolios are referred to as “Market Timing”. We discourage Maket Timing. Market Timing can have adverse effects for other Contract Owners, as well as other investors in the Portfolios. As these adverse effects occur in the value of the Portfolios, the value of the units in the corresponding Subaccounts is similarly affected. The adverse effects may occur in the following situations:

• When purchases or redemption of shares of a Portfolio are made at net asset values that do not reflect the true value of the shares. This form of Market Timing is often referred to as “arbitrage,” and results in dilution of the value of the ownership interest of other investors in the Portfolio.

• When a Portfolio is forced to liquidate holdings at an inopportune time in order to pay a redemption. Unexpectedly large or frequent redemptions can cause a Portfolio to sell investments prematurely and thereby lose otherwise available investment opportunities and gains.

• When a Portfolio must maintain an unusually high liquidity level in order to satisfy redemptions caused by Market Timing. If investors in a Portfolio engage in Market Timing, a Portfolio must increase liquidity, or, in other words, keep higher levels of cash and cash equivalents instead of keeping the Portfolio invested in longer term assets. Higher liquidity can result in lower returns on the Portfolio assets.

• When a Portfolio incurs increased brokerage commissions and administrative costs as a result of the Market Timing. Market Timing often causes a Portfolio to trade its investments more frequently. Such increased trading generally results in an increase in brokerage commission expenses and administrative costs for the Portfolios. The increased costs and expenses result in lower returns for investors in the Portfolios.

In an attempt to protect the Contract Owners and other investors in the Portfolios from the adverse effects of Market Timing, and without in any way limiting our ability to determine that other situations or practices adversely affect other Contract Owners, a Portfolio, or any other investors in the Portfolio, if, within any 120-day period, you make more than one “Buy-Sell Transaction,” as defined below, we will refuse to honor such transfer, reverse such transfer, and/or place restrictions on your transfer privileges. A “Buy-Sell Transaction” shall mean the transfer of units out of a Subaccount in which you made a purchase of units within the 60-day period prior to such transfer. Purchases and transfers made under any special programs, such as dollar cost averaging or rebalancing, are not included in the definition of a Buy-Sell Transaction.

We have implemented policies and procedures designed to deter Market Timing transfers. We will review transfer requests and transaction logs in an attempt to identify Buy-Sell Transactions. When we identify a Buy-Sell Transaction which violates the above standard, we will refuse to honor or process the transfer, reverse such transfer and/or place restrictions on your transfer privileges. If we reverse a transfer, we will do so within two Valuation Dates. We will attempt to inform you or your registered representative by telephone that the transfers have been deemed Market Timing or otherwise potentially harmful to others, that the transfer has not been honored, and/or that the transfer privileges have been restricted. If we do not succeed in reaching you or your registered representative by phone, we will send a letter by first class mail to your address of record.

We will apply our Market Timing policies and procedures consistently to all Contract Owners without special arrangement, waiver, or exception. In our sole discretion, however, we may revise the Market Timing standards and procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter Market Timing, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on Market Timing, such as dollar or percentage limits on transfers. We may change our standards to monitor for a different number of transfers with different time periods, and we may include other factors, such as the size of transfers made by Contract Owners within given periods of time, as well as the number of Buy-Sell Transactions into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential Market Timing and other potentially harmful activity, we may aggregate transfers made in two or more Contracts that we believe are connected, such as two policies with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control. We may vary our Market Timing policies and procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. Our Market Timing policies and procedures are currently the same for all Subaccounts. We may, however, not always apply Market Timing detection methods to Subaccounts investing in Portfolios that, in our judgment, would not be particularly attractive for Market Timing or otherwise susceptible to harm by frequent transfers. We may also vary our Market Timing policies and procedures among our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. Since the Company retains the discretion to change its Market Timing policies and procedures at any time, you should be aware that the Company may even abandon such policies and procedures; however, it is the Company's present intention to maintain a diligent effort to discourage, detect and deter Market Timing.

We reserve the right to place restrictions on the transfer privileges of all Contract Owners we believe may otherwise engage in Market Timing or trading activity that is otherwise harmful to others. For example, we may only accept transfers by U.S. mail. We may refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means. We may implement and administer redemption fees imposed by one or more of the Portfolios in the future.

Contract Owners seeking to engage in Market Timing may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems, technological, human resource, and legal considerations. The identification of Contract Owners determined to be engaged in Market Timing or other transfer activity that may adversely affect other Contract Owners or other investors in the Portfolios involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing policies and procedures will detect all Market Timing.

In addition to the standards and procedures described in this prospectus, each of the Portfolios may have its own Market Timing policies and procedures with respect to transfers of Portfolio shares. The prospectuses of the Portfolios describe any such policies and procedures. The Market Timing policies and procedures of a Portfolio may be different, and more or less restrictive, than the Market Timing policies and procedures of other Portfolios and the Market Timing policies and procedures for the Contract described in this prospectus. You should be aware that we may not have the contractual obligation or the operational capability to fully monitor Contract Owners’ transfer requests and apply the Market Timing policies and procedures of the Portfolios. Accordingly, you should assume that the sole protection you have against potential Market Timing harm is the protection, if any, provided by the Market Timing policies and procedures for the Contract described in this prospectus. Managers of the Portfolios may contact us if they believe or suspect that there is Market Timing or other potentially harmful trading, and, if so, we will take appropriate action in an attempt to protect others. To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the Separate Account as a result of the Portfolios’ policies and procedures on Market Timing activities or other potentially abusive transfers. Moreover, we may, and we reserve the right to, reverse a potentially harmful transfer. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

You should also be aware that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios’ ability to apply their respective Market Timing policies and procedures. Since other insurance companies and/or retirement plans may invest in the Portfolios, we cannot guarantee that the Portfolios will not suffer harm from Market Timing in variable contracts issued by other insurance companies or among Portfolios available to retirement plan participants. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from Contract Owners engaged in Market Timing, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy our contractual obligations to Contract Owners.

Postponed Transfers. Payment of withdrawal amounts and transfers may be postponed whenever:

(1)	the NYSE is closed other than customary week-end and holiday closings, or trading on the NYSE is restricted as determined by the SEC;
(2)	the SEC by order permits postponement for the protection of the Contract Owners; or
(3)	an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the separate account’s net assets.

Transfers after the Annuity Date. After the Annuity Date, you can only make twelve transfers among Subaccounts each Contract Year. You can transfer Annuity Units of one Subaccount to Annuity Units of another Subaccount and to the Fixed Account at any time other than during the five-day interval before any annuity payment date. Transfers from the Fixed Account to the Subaccounts are not permitted during the Annuity Period.

Telephone Transactions

You may make certain transactions under this Contract by telephoning us if you have executed and filed a telephone authorization form with us. Transactions that can be conducted over the telephone include:

• transfering values;

• changing how your purchase payments are allocated;

• Initiating, changing and stopping a Dollar Cost Averaging Program or a Rebalancing Program.

We will employ reasonable procedures to confirm that telephone instructions are genuine. These procedures may include, but are not limited to:

• requiring callers to identify themselves and the Contract Owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information;

• confirming telephone transactions in writing to you; and/or

• recording telephone transactions.

There are risks associated with telephone transactions that do not exist if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We cannot guarantee that we will be available to accept telephone transaction instructions.

Special Programs

• Dollar Cost Averaging Program — If you have at least $10,000 Accumulation Value in your Contract, you can instruct us to periodically transfer an amount or percentage from a Subaccount or the Fixed Account to any Subaccount(s). The transfers can be made monthly, quarterly, semi-annually or annually. The amount transferred each time must be at least $1,000. The minimum transfer to each Subaccount must be at least $100. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. The program will be stopped if, on a transfer date, the Accumulation Value is less than $5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue the dollar cost averaging program at any time.

• Fixed Account Dollar Cost Averaging Program – If you participate in the fixed account dollar cost averaging program, you may designate an amount to be held in one of the dollar cost averaging fixed account options until it is transferred to the Subaccounts or the Fixed Account as selected by you. The two options you must select from are a six-month or a twelve-month dollar cost averaging period. When you make an allocation to one of the dollar cost averaging fixed account options for this purpose, we will set an interest rate applicable to that amount. We will then credit interest at that rate to that amount until it has been entirely transferred to your chosen Subaccounts or the Fixed Account. Consistent with the option selected by you, we will complete the transfers within either six or twelve months of the allocation date, which will be the Date of Issue. In our discretion, we may change the rate that we set for new allocations to the dollar cost averaging fixed account options. We will never, however, set a rate less than an effective annual rate of 3%. The program is available only for Purchase Payments received on or prior to the Date of Issue. The minimum Purchase Payment to participate in the program is $10,000. If you terminate the fixed account dollar cost averaging program any remaining balance in the fixed account dollar cost averaging option will be transferred to the Fixed Account.

Dollar cost averaging results in the purchase of more Accumulation Units when Accumulation Unit Value is low, and fewer when Accumulation Unit value is high. There is no guarantee that dollar cost averaging, will result in higher Accumulation Value or otherwise be successful.

• Rebalancing Program — Under the rebalancing program, you can instruct us to allocate Purchase Payments and Accumulation Value among the Subaccounts and Fixed Account. In accordance with allocation instructions specified by you, we will rebalance your Accumulation Value by allocating Purchase Payments and transferring Accumulation Value among the Subaccounts and the Fixed Account. Rebalancing will be performed on a quarterly, semi-annual or annual basis as specified in the application. Transfers of Accumulation Value pursuant to this program will not be counted in determining whether the exchange fee applies. At the time the program begins, there must be at least $10,000 of Accumulation Value under the Contract. The program will be stopped if, on a rebalancing date, the Accumulation Value is less than $ 5,000. You can change the allocation instructions or stop the program by sending written notice or calling us by telephone if a properly completed telephone authorization form is on file with us. You can request participation in or discontinue such special program at any time.

There is no charge for participation in such special programs.

CHARGES AND DEDUCTIONS

Surrender Charge

Since no sales charge is deducted from your Purchase Payments, a Surrender Charge may be imposed on withdrawals to cover expenses of distributing the Contract. (See “Deferred Sales Load (‘Surrender Charge’)” in the “Fee Tables” section of this prospectus.)

Assume you have $40,000 Accumulation Value, $38,000 of which represents total Purchase Payments and $2,000 of which represents Accumulation Value less total Purchase Payments.

• Example 1 — Assume you want to withdraw $7,000. You can withdraw the greater of (1) 10% of your $40,000 Accumulation Value or (2) Accumulation Value minus total Purchase Payments with no Surrender Charge. Since 10% of your Accumulation Value, $4,000, is greater than Accumulation Value minus total Purchase Payments, $2,000, your Free Withdrawal Amount will be $4,000. Accordingly, $4,000 of your withdrawal will be free of surrender charge. The remaining $3,000 is a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

• Example 2 — Assume you have made a $3,000 withdrawal and want to make an additional $5,000 withdrawal in the same Contract Year. The first withdrawal would have been free because it was less than the Free Withdrawal Amount. However, such withdrawal would have utilized a portion of the Free Withdrawal Amount available in that Contract Year. The first part of the formula for calculating the Free Withdrawal Amount will be reduced by 7.5%, which is the percentage the first surrender was of your Accumulation Value at that time. If there have been no additional Purchase Payments or increases in the amount by which your Accumulation Value exceeds your total Purchase Payments since the first withdrawal, the Free Withdrawal Amount for the second withdrawal will be the greater of (1) 2.5% of your Accumulation Value, which is $925.00 or (2) Accumulation Value minus total Purchase Payments, which is zero (0). Accordingly, $925 of your second withdrawal will be free of Surrender Charges. The remaining $4,075 will be a withdrawal of Purchase Payments and will be subject to a Surrender Charge.

Even if your Accumulation Value is less than the total of your Purchase Payments, your Surrender Charge for a full surrender will be based upon the total of your Purchase Payments. Assume that you have $30,000 Accumulation Value, but you have paid $38,000 in Purchase Payments. On a full surrender, you can still withdraw 10% of your Accumulation Value, or $3,000, without a Surrender Charge; however, the applicable Surrender Charge percentage would then be applied to the total Purchase Payments less the free withdrawal amount, or $35,000, not the $30,000 in Accumulation Value.

Other Charges

Your Contract before the annuity date is subject to certain other charges:

• Administrative Charges

A $35 annual contract fee for each Contract Year unless all of your Accumulation Value is in the Fixed Account or is greater than $50,000 on the last day of a Contract Year.

An administrative asset fee charged daily against the Separate Account at an annual rate of 0.10%.

• Premium Taxes

Premium Taxes (which presently range from 0% to 3.5% will be deducted from Purchase Payments if assessed by a state.

• Mortality and Expense Risk Fees

We assume the risks that Annuitants as a class may live longer than expected and that fees may not be sufficient to cover our actual costs. In assuming these risks, we agree to make annuity payments to the Annuitant or other payee for as long as the Annuitant may live. In addition, we are at risk for the death benefits payable under the Contract.

For our promises to accept these risks, a mortality and expense risk fee will be assessed daily against the Separate Account during the Accumulation Period at a rate of 1.1% per annum, and during the Annuity Period at a rate of 1.15% per annum. There are no other Contract charges during the Annuity Period.

If you select one of our optional Enhanced Death Benefit Riders, we will charge you a higher mortality risk fee during the Accumulation Period. The mortality and expense risk fee will be 1.20% for Contracts which include the minimum guaranteed death benefit rider. The mortality and expense risk fee will be 1.30% for Contracts which include the 3% guaranteed death benefit rider. The mortality and expense risk fee will be 1.45% for Contracts which include the 5% guaranteed death benefit rider. We will calculate a separate Accumulation Unit value for the Contracts without an Enhanced Death Benefit Rider, and for Contracts with each type of Rider, in order to reflect the differences in the mortality risk fees.

• Charges for Taxes

Presently, there are none. We may, however, make a charge in the future if income or gains within the Separate Account incur federal, state, or local taxes or if our tax treatment changes. Charges for such taxes, if any, would be deducted from the Separate Account and the Fixed Account.

• Exchange Fee

A $10.00 exchange fee is charged for transfers among the Subaccounts and Fixed Account after twelve transfers per Contract Year. Such fee compensates us for the costs of effecting the transfers. The exchange fee will be deducted from the amount transferred.

Deduction of Fees

Deductions for annual contract fees will be prorated among the Subaccounts.

Exceptions to Charges

We may reduce charges in sales to a trustee, employer, or similar entity if we determine that such sales reduce our sales or administrative expenses. We may also reduce charges in sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and the Company.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and our affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contract, and spouses and immediate family members of the foregoing. In such case, a Contract may be credited with some or all of the cost savings resulting from such direct sale, but only if such credit will not be unfairly discriminatory to any person.

DISTRIBUTIONS UNDER THE CONTRACT

DISTRIBUTIONS BEFORE ANNUITY DATE

Surrenders

You can surrender your Contract, in whole or in part, before the Annuity Date subject to the following limitations:

• If a partial surrender would leave less than $2,000 Accumulation Value, the Contract must be fully surrendered.

• A partial surrender request should specify the allocation of that surrender among the Subaccounts and the Fixed Account. If not specified, we will prorate the surrender among the Subaccounts and the Fixed Account. Surrender Charges will be deducted from the Accumulation Value remaining after a partial surrender.

The Accumulation Unit value for Surrenders will be the applicable Accumulation Unit value determined on the Valuation Date following receipt by us at our home office of your surrender request.

Surrender value is determined by:

• multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit value

• adding any Accumulation Value in the Fixed Account

• deducting any surrender charge

We expect to pay surrenders within seven days of receipt of your written request in proper form. We may delay payment of a partial surrender from the Fixed Account for up to six (6) months.

Unless you provide us a written election not to have federal and state income taxes withheld, we are required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

Systematic Withdrawal Program

Under the Systematic Withdrawal Program, you can instruct us to make payments of a predetermined dollar amount of Accumulation Value from one or more Subaccounts and the Fixed Account monthly, quarterly, semi-annually or annually. The total minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from any one Subaccount or the Fixed Account is $50. Systematic withdrawals can be started at any time. We must receive written notification from you specifying the amount and frequency and timing of payment. You can specify the Subaccount from which systematic withdrawals will be made. If you do not specify, withdrawals will be taken pro-rata from each Subaccount. Surrender Charges will apply.

Because distributions may be taxable, you should consult your tax adviser before requesting systematic withdrawals. (See the “Federal Tax Matters” section of this prospectus.)

Under the Systematic Withdrawal Program, you can participate in the Minimum Distributions Program by instructing us to calculate and make minimum distributions required if the Contract is used with a qualified plan. (See the “Taxation of Qualified Contracts” provision of this prospectus.) We will determine the amount required to be distributed based on information you provide and choices you make. To participate in the Minimum Distributions Program, you must notify us of such election in writing in the calendar year during which you attain age 70 1/2. The Minimum Distributions Program is subject to all rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. For a description of the requirements applicable to the Minimum Distributions Program, see “Minimum Distributions Program” in the Statement of Additional Information. Numerous special tax rules apply to Contract Owners whose Contract is used with a qualified plan. You should consult a tax adviser before electing to participate in the Minimum Distributions Program.

Waiver of Surrender Charges

We will waive Surrender Charges in the following situations:

 Confinement Waiver -The surrender charge will be waived upon written proof from a licensed physician that you have been confined in any of the following facilities for at least 60 consecutive days:

         • a hospital which

(1)	is licensed or recognized by the state in which it is located;

(2)	provides or operates diagnostic and major surgery facilities for medical care and treatment of injured and sick persons on an inpatient basis;

(3)	charges for its services; and

(4)	provides 24-hour nursing service by or under the supervision of a graduate registered nurse (R.N.)

         • a convalescent care facility which

(1)	is licensed by the state in which it is located as a convalescent nursing facility, a skilled nursing facility , a convalescent hospital, a convalescent unit of a hospital, an intermediate care facility, or a custodial care facility;

(2)	provides continuous nursing service by or under the supervision of a physician or a graduate registered nurse (R.N.);

(3)	maintains a daily record of each patient and makes your record available for review by us; and

(4)	administers a planned program of observation and treatment by a physician in accordance with existing standards of medical practice.

         • a hospice facility which

(1)	is licensed, certified or registered by the state in which it is located as a hospice facility;

(2)	provides a formal care program for terminally ill patients whose life expectancy is less that 6 months; and

(3)	provides services on an inpatient basis as directed by a physician.

This waiver is not available

(1)	if you are confined in a hospital, nursing home or hospice facility on the Date of Issue

(2)	if the application is signed by power of attorney;

(3)	if you are more than age 80 on the Date of Issue;

(4)	if you enter the hospital, convalescent care facility or hospice facility within 90 days from the Date of Issue; or

(5)	concerning surrenders or withdrawals requested more than 90 days after the last day of confinement in such facility.

 Disability Waiver - The surrender charge will be waived while you are physically disabled or diagnosed with a disabling terminal illness. Such waiver is subject to the following requirements:

        • proof of disability or disabling terminal illness, including written confirmation of receipt of Social Security Disability Benefits;

        • proof of continued disability; and

        • examination by a licensed physician chosen by us at our option.

This waiver is not available

(1)	if you are receiving Social Security Disability Benefits on the Date of Issue

(2)	if you are age 65 or older;

(3)	if you were diagnosed with a terminal illness before the Date of Issue; or

(4)	if you reside in certain states.

Death Benefit Before Annuity Date

If you or the Annuitant die before the Annuity Date, we will pay a standard death benefit equal to the Accumulation Value.

When you purchase your Contract, you may select an Enhanced Death Benefit Rider. The Enhanced Death Benefit Rider provides a minimum guaranteed death benefit should you or the Annuitant die before the Annuity Date. If you are not a natural person, the enhanced death benefit applies to the Annuitant’s death. If you select this rider, the death benefit will be the greater of the Accumulation Value or that provided by the Enhanced Death Benefit Rider. We will charge a higher mortality risk fee if you select one of these riders. If the Accumulation Value is greater than the death benefit provided by the Enhanced Death Benefit Rider, you will not receive any benefit from the Enhanced Death Benefit Rider or the higher mortality risk fee you paid for such rider. An Enhanced Death Benefit Rider can only be selected at the Date of Issue. If selected, the rider can not be changed or terminated unless the entire Contract is terminated. The rider expires on the Annuity Date. We offer three optional Enhanced Death Benefit Riders:

(1)	minimum guaranteed death benefit rider:

(2)	3% guaranteed death benefit rider; and

(3)	5% guaranteed death benefit rider.

Minimum Guaranteed Death Benefit Rider

We recalculate the minimum guaranteed death benefit of your Contract each time you make a partial surrender, systematic withdrawal, and at the end of each six Contract Years. During the first six Contract Years, the minimum guaranteed death benefit will equal all Purchase Payments made less reductions to reflect partial surrenders and systematic withdrawals, if any, during such period. At the start of each subsequent six Contract Year period, the minimum guaranteed death benefit will equal the greater of:

(1)	the Accumulation Value at the start of such six Contract Year period; or

(2)	the minimum guaranteed death benefit at the start of the immediately preceding six Contract Year period prior to you attaining age 85, plus Purchase Payments less a reduction to reflect partial surrenders and systematic withdrawals, made since the start of such immediately preceding six Contract Year period.

For all other dates, the minimum guaranteed death benefit will equal the minimum guaranteed death benefit at the start of such six Contract Year period, plus Purchase Payments and less a reduction to reflect partial surrenders or systematic withdrawals made during such period. A reduction in the minimum guaranteed death benefit is made each time you make a partial surrender or systematic withdrawal. The reduction is calculated by dividing the minimum guaranteed death benefit on the date immediately before a partial surrender or systematic withdrawal by the Accumulation Value on the date immediately prior to the surrender or withdrawal and multiplying the result by the amount of the partial surrender or systematic withdrawal (inclusive of any related surrender charge).

Example 1 — Assume you have made $4,000 in total Purchase Payments during the first six Contract Year period and have made no partial surrenders or systematic withdrawals. Your minimum guaranteed death benefit at the end of the first six Contract Year period would be $4,000.

Example 2 — Assume you make a $2,000 partial surrender in the third Contract Year of the first six Contract Year period, at which time you have made $4,000 in total Purchase Payments, and your Contract’s Accumulation Value is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $1,000, which is calculated by:

•	dividing the minimum guaranteed death benefit immediately before the partial surrender ($4,000) by Accumulation Value at that time ($8,000); and

•	multiplying such amount ($4,000 divided by $8,000, or .5) times the amount of the partial surrender ($2,000).

Your minimum guaranteed death benefit before the partial surrender ($4,000) would be reduced by the amount necessary ($1,000) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $3,000.

Example 3 — Assume you make a $4,000 partial surrender in the second Contract Year of the second six Contract Year period. Assume further that you have made $1,000 in total Purchase Payments since the end of the first six Contract Year period; that your Contract Accumulation Value is $10,000 and that the minimum guaranteed death benefit at the start of the second six Contract Year period is $8,000. Your minimum guaranteed death benefit would be recalculated and reduced at the time of such partial surrender. The amount of such reduction would be $3,600, which is calculated by

•	dividing the minimum guaranteed death benefit immediately before the partial surrender of $9,000 ($8,000 for the minimum guaranteed death benefit at the end of the last six Contract Year period plus $1,000 in Purchase Payments made since the end of the last six Contract Year period) by Accumulation Value at that time ($10,000); and

•	multiplying such amount ($9,000 divided by $10,000, or .9) times the amount of the partial surrender ($4,000).

Your minimum guaranteed death benefit before the partial surrender ($9,000) would be reduced by the amount necessary ($3,600) to reflect the partial surrender which would result in a new minimum guaranteed death benefit of $5,400.

3% Guaranteed Death Benefit Rider

The 3% guaranteed death benefit is equal to (a) your total Purchase Payments, (b) less reductions to reflect any partial surrenders and systematic withdrawals, (c) plus interest at an annual effective rate of 3%. In no event will the 3% guaranteed death benefit exceed 200% of the net of Purchase Payments reduced by any partial surrenders and systematic withdrawals. Interest will accrue to the earlier of the date we receive proof of death or;

(1)	the day of the oldest Contract Owner’s 85th birthday, or

(2)	if the Contract Owner is a not a natural person, the oldest Annuitant’s 85th birthday.

After the 85th birthday of the oldest Owner, or if the Contract Owner is not a natural person, the oldest Annuitant, we will only adjust the 3% guaranteed death benefit for subsequent Purchase Payments, and for reductions to reflect subsequent partial surrenders or systematic withdrawals.

5% Guaranteed Death Benefit Rider

The 5% guaranteed death benefit is calculated in the same manner as the 3% guaranteed death benefit except that the interest is accrued at an annual effective rate of 5%, instead of 3%.

We expect to pay the death benefit in a lump sum to the beneficiary named in the Contract within seven business days of receipt of proof of death in proper form.

In lieu of payment in a lump sum, you can elect that the death benefit be applied under one of the annuity options described in the “Annuity Options” provision of this prospectus. If you do not make such election, the beneficiary can do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any amounts due after death of the first beneficiary. The manner in which annuity payments to the beneficiary are determined and may vary, are described below under the subsection “Distributions During the Annuity Period.”

DISTRIBUTIONS DURING THE ANNUITY PERIOD

We will pay a monthly income benefit to the Contract Annuitant beginning on the Annuity Date provided the Annuitant is still living. All or part of any amount payable at the Annuity Date may be applied to any of the annuity options. We will discharge in a single sum any liability under an assignment of the Contract and any applicable federal, state, municipal or other taxes, fees or assessments based on or predicated on the Purchase Payments which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that we will apply to an Annuity Option is $5,000. No election can be made unless such election would produce an initial annuity payment of at least $100. Fixed basis income payment and variable basis income payment options are available. Our consent is required for any payment to a corporation, association, partnership, or trustee. Once an annuity payment is made, the annuity option cannot be changed to another annuity option.

Election of Annuity Option

•	Non-Qualified Contracts- The form of annuity is elected in the application. A Contract cannot be purchased after the Annuitant’s age 85 and annuity payments must begin not later than Annuitant’s age 95. If you have not elected an annuity option, we will begin fixed basis payments at age 95 under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this prospectus.)

•	Qualified Contracts – The form of annuity is elected in the application. A Contract cannot be purchased after age 85. Generally, under the Internal Revenue Code, annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2 or retires. If you have not elected an annuity option, we will begin fixed basis payments under Option 2, Life Annuity with 120 monthly payments certain. (See the “Federal Tax Matters” section of this prospectus.)

Annuity Options

The following annuity options are available.

•	Option 1 — Life Annuity – Annuity payment payable monthly, during the lifetime of an individual, ceasing with the last annuity payment due before the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred before the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

•	Option 2 — Life Annuity with ten or 20 Years Certain and Life Thereafter – An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain upon the death of the individual.

•	Option 3 — Unit Refund Life Annuity – This option is available on variable basis income payment only. An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing (1) the amount applied under this option by (2) the amount of the first monthly annuity payment. This option guarantees that the Annuity Units, but not the dollar value applied under this payout, will be repaid to the payee or his beneficiary.

•	Option 4 — Joint and Survivor Annuity – An annuity payable monthly during the joint lifetime of two named individuals and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due before the survivor’s death. It would be possible under this option for only one annuity payment to be made if both individuals under the option died before the second annuity payment date, or only two annuity payments if both died before the third annuity payment date, etc.

•	Option 5 — Installment Payments, Fixed Period – An amount payable monthly, for a fixed number of years not exceeding 30. Fixed basis annuity payments will include interest at the effective rate of 2.5% per year.

•	Option 6 — Equal Installment Payments, Fixed Amount – An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted by Subaccount investment results (variable basis payments) or interest at an effective rate of 2.5% per year (fixed basis payments), is exhausted. The final annuity payment will be the remaining balance.

•	Option 7 — Deposit Option — This option is available on a fixed basis payment only. The amount due may be left on deposit with us for placement in the General Account with interest at the rate of not less than 2.5% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected.

•	Other Annuity Forms — May be agreed upon.

At any time, any amount remaining under Option 5, 6, or 7 may be withdrawn or, if that amount is at least $5,000, may be applied under any one of the first four options. In no case may payments under Option 1, 2, 3 or 4, be commuted. Under Option 5 and 6, you will receive the present value of any remaining payments using a discount rate equal to the effective interest rate used to compute the benefit plus 1%. For Option 7, you will receive the remaining balance.

The lump sum payment requested will be paid within seven days of receipt of the request at our home office based on the value computed on the next Valuation Date after receipt of the request. If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, or 6 above, the present value of any remaining certain payments will be paid in a lump sum to the estate of the beneficiary. If the beneficiary dies after option 7 has started, the balance held by Us will be paid to the beneficiary’s estate.

Value of Variable Basis Annuity Payments

If you elect variable basis payments, the dollar amount of the first variable basis payment will depend on the annuity purchase rates described in your contract for the annuity option you choose. These rates vary based on the Annuitant’s attained age at settlement and if applicable, gender, and if applicable, upon the attained age at settlement and gender of a second person you designate. Under such table, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable basis payment will be. As provided in your Contract and as explained below we may adjust the age used to determine payments. After your first payment, the dollar amount of your payments will vary based on the investment performance of the Subaccount(s) you invest in and the contract’s assumed interest rate.

Assumed Investment Rates

The assumed investment rate is an assumption we make regarding the investment performance of the Subaccounts you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 2.5%.

The annuity tables in the Contract used to calculate the annuity payments are based on an “assumed investment rate” of 2.5%. If the actual investment performance of the particular Subaccount selected is such that the net investment return is 2.5% per annum, the annuity payments will be as shown in the tables. If the actual net investment return exceeds 2.5%, the annuity payments will be higher than as shown in the tables. If the actual net investment return is less than 2.5%, the annuity payments will be lower than in the tables.

In other words, if the annualized investment performance after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 2.5%, then the dollar amount of your variable basis income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 2.5%, then the dollar amount of your income payment will increase.

At your election, where state law permits, an immediate annuity contract may provide annuity benefits based on an assumed investment rate other than 2.5%. The annuity rates for immediate annuity contracts are available upon request to us.

On the Annuity Date the net sum payable is applied and we determine the number of your Annuity Units for each Subaccount you select. The number of annuity units will not change unless you make a transfer. On the Annuity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable basis income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of annuity Units for that Subaccount times the Annuity Unit value for that Subaccount on the date the income payment is calculated.

Following the Annuity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

        (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

        (b) is an assumed interest rate factor equal to .99993235 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment rate of 2.5%. We may offer a plan that has a different assumed investment rate. If we do, the assumed investment rate factor we use in (b) above would change.

Annuity Provisions

We determine non-qualified life contingent annuity payments based on the Annuity 2000 Mortality Table and 2.5% interest which reflects the age and sex of the Annuitant and the type of annuity option selected. The attained age at settlement will be adjusted downward by one year for each full five-year period that has elapsed since January 1, 2000. The annuity payment will also vary with the investment performance of Portfolios you choose.

We determine qualified life contingent annuity payments based on the Annuity 2000 Mortality Table (50% male and 50% female blend) and 2.5% interest which reflects the age of the Annuitant and type of annuity option selected and will vary with the investment performance of Portfolios you choose. The attained age at settlement will be adjusted downward by one year for each full five-year period that has lapsed since January 1, 2000. The effect of this adjustment is a reduction in the annuity payment provided.

THE COMPANY, SEPARATE ACCOUNT, AND FUNDS

American National Insurance Company

The Company is a stock life insurance company chartered in 1905 in the State of Texas. We write individual and group life and accident and health insurance and annuities. Our home office is located in the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Libbie Shearn Moody Trust owns approximately 37.35% of the outstanding stock of American National Insurance Company. The Moody Foundation, which has a 75% contingent remainder interest in the Libbie Shearn Moody Trust, owns approximately 23.3% of the outstanding stock of American National Insurance Company.

We are regulated by the Texas Department of Insurance and are subject to the insurance laws and regulations of other states where we operate. Each year, we file a National Association of Insurance Commissioners convention blank with the Texas Department of Insurance. Such convention blank covers our operations and reports on our financial condition and the separate account’s financial condition as of December 31 of the preceding year. Periodically, the Texas Department of Insurance examines and certifies the adequacy of the separate account’s and our liabilities and reserves. Obligations under the Contract are our obligations.

The Separate Account

We established the Separate Account under Texas law on July 30, 1991. The Separate Account’s assets are held exclusively for the benefit of persons entitled to payments under variable annuity contracts issued by us. We are the legal holder of the Separate Account’s assets and will cause the total market value of such assets to be at least equal to the Separate Account’s reserve and other contract liabilities. Such assets are held separate and apart from our General Account assets. We maintain records of all purchases and redemptions of shares of Portfolios by each of the Subaccounts. Liabilities arising out of any other business we conduct cannot be charged against the assets of the Separate Account. Income, as well as both realized and unrealized gains or losses from the Separate Account’s assets, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that we conduct. However, if the Separate Account’s assets exceed its liabilities, the excess is available to cover the liabilities of our General Account.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of management or investment policies or practices. There are numerous Subaccounts within the Separate Account available to Contract Owners and each invests only in a corresponding Portfolio.

The Separate Account is not the only insurance company Separate Account that invests in the Portfolios. Other insurance company Separate Accounts, including those funding other variable annuity contracts, variable life insurance policies and other insurance contracts and retirement plans, invest in some of the Portfolios. We do not believe this results in any disadvantages to you. However, there is a theoretical possibility that a material conflict of interest could arise with owners of variable life insurance policies and owners of other variable annuity contracts whose values are allocated to other Separate Accounts investing in the Portfolios. There is also a theoretical possibility that a material conflict could arise between the interests of Contract Owners or owners of other contracts and the retirement plans or their participants, which invest in the Portfolios. If a material conflict arises, we will take any necessary steps, including removing the Portfolio from the Separate Account, to resolve the matter. The Board of Directors of each Portfolio will monitor events in order to identify any material conflicts that may arise and determine what action, if any, to take in response to those events or conflicts. See the accompanying prospectuses for the Portfolios for more information.

The Funds

Each Subaccount invests in shares of a corresponding Portfolio of a Fund. Before investing in any of the Subaccounts, the accompanying prospectuses for the Portfolios should be read in conjunction with this prospectus. The prospectuses contain a full description of the Funds, their investment policies and restrictions, risks, charges and expenses, and other aspects of their operation. The investment objectives of each Portfolio are stated below.

FUND: AMERICAN NATIONAL INVESTMENT ACCOUNTS, INC. ADVISER: SECURITIES MANAGEMENT AND RESEARCH, INC.
Subaccount investing in:	Investment objective:
American National Growth Portfolio	seeks to achieve long-term capital appreciation
American National Balanced Portfolio	seeks to conserve principal, produce current income, and achieve long-term capital appreciation
American National Equity Income Portfolio	seeks current income and long-term capital appreciation
American National High Yield Bond Portfolio	seeks to provide a high level of current income; As a secondary investment objective, the portfolio seeks capital appreciation
American National International Stock Portfolio	seeks to obtain long-term growth of capital through investments primarily in the equity securities of established, non-U.S. companies
American National Small-Cap/Mid-Cap Portfolio	seeks to provide long-term capital growth by investing primarily in stocks of small to medium-sized companies
American National Government Bond Portfolio	seeks to provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities
American National Money Market Portfolio	seeks the highest current income consistent with the preservation of capital and maintenance of liquidity

FUND: THE ALGER AMERICAN FUND CLASS - O SHARES ADVISER: FRED ALGER MANAGEMENT, INC.
Subaccount investing in:	Investment objective:
Alger American Small Capitalization Portfolio	seeks to long-term capital appreciation
Alger American Growth Portfolio	seeks long-term capital appreciation
Alger American MidCap Growth Portfolio	seeks long-term capital appreciation
Alger American Leveraged AllCap Portfolio	seeks long-term capital appreciation
Alger American Income & Growth Portfolio	primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation
Alger American Balanced Portfolio	seeks current income and long-term capital appreciation

FUND: FEDERATED INSURANCE SERIES ADVISER: FEDERATED INVESTMENT MANAGMENT COMPANY
Subaccount investing in:	Investment objective:
Federated Capital Income Fund II Subadviser: Federated Global Investment Management Corp.	seeks to achieve high current income and moderate capital appreciation
Federated Mid Cap Growth Strategies Fund II	seeks capital appreciation
Federated High Income Bond Fund II - Primary Shares	seeks high current income
Federated Equity Income Fund II	seeks to provide above average income and capital appreciation
Federated Fund for U.S. Government Securities II	seeks to provide current income by investing primarily in a diversified portfolio of U.S. government securities
Federated Kaufmann Fund II - Primary Shares Subadviser: Federated Global Investment Management Corp.	seeks capital appreciation
Federated Quality Bond Fund II - Primary Shares	seeks to provide current income by investing in a diversified portfolio of investment grade fixed income securities

FUND: FIDELITY VARIABLE INSURANCE PRODUCTS - SERVICE CLASS 2 ADVISER: FIDELITY MANAGEMENT &RESEARCH COMPANY
Subaccount investing in:	Investment objective:
VIP Mid Cap Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited, FMR Co., Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
FMR Co., Inc.	seeks long-term growth of capital
VIP Index 500 Portfolio Subadvised by: Geode Capital Management FMR Co., Inc.	seeks investment results that correspond to the total return of common stocks publicly traded in the U.S., as represented by the Standard & Poor's 500sm Index (S&P 500®)
VIP Contrafund® Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks long-term capital appreciation
VIP Aggressive Growth Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Growth Opportunities Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks to provide capital growth
VIP Equity-Income Portfolio subadvised by: FMR Co., Inc.	seeks reasonable income and will also consider the potential for capital appreciation. The fund's goal is to achieve a yeild which exceeds the composite yield on the securities comprising the S&P 500
VIP Investment Grade Bond Portfolio subadvised by: Fidelity International Investment Advisors Fidelity International Investment Advisors (U.K.) Limited Fidelity Investments Money Management, Inc.	seeks as high a level of current income as is consistent with the preservation of capital
VIP Growth and Income Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks high total return through a combination of current income and capital appreciation.
VIP Value Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Leaders Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation
VIP Value Strategies Portfolio
subadvised by:
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited, FMR Co., Inc.
FMR Co., Inc.	seeks capital appreciation

FUND: AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES ADVISER: AIM ADVISORS, INC.
Subaccount investing in:	Investment objective:
AIM V.I. Health Sciences Fund* *On or after July 1, 2005 name will change to AIM V.I. Global Health Care Fund	seeks capital growth
AIM V.I. Small Company Growth Fund	seeks long-term capital growth
AIM V.I. Utilities Fund	seeks capital growth and also seeks current income
AIM V.I. Dynamics Fund	seeks long-term capital growth
AIM V.I. Financial Services Fund	seeks capital growth
AIM V.I. Technology Fund	seeks capital growth
AIM V.I. Real Estate Fund Subadvised by: INVESCO Institutional (N.A.), Inc.	seeks to achieve high total return.

FUND: MFS® VARIABLE INSURANCE TRUST - INITIAL CLASS SHARES ADVISER: MASSACHUSETTS FINANCIAL SERVICE COMPANY
Subaccount investing in:	Investment objective:
MFS Capital Opportunities Series	seeks capital appreciation
MFS Emerging Growth Series	seeks long-term growth of capital
MFS Research Series	seeks long-term growth of capital and future income
MFS Investors Trust Series	seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income

T. Rowe Price
ADVISER: T. Rowe Price Associates, Inc. is responsible for selection and management of the portfolio investments of T. Rowe Price Equity Series, Inc. and the T. Rowe Price Fixed Income Series, Inc.

ADVISER: T. Rowe Price International,Inc., is responsible for selection and management of the portfolio investments of T. Rowe Price International Series, Inc.
FUND: T. Rowe Price Equity Series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price Equity Income Portfolio	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies
T. Rowe Price Mid-Cap Growth Portfolio*	seeks to provide long term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth

FUND: T. ROWE PRICE FIXED INCOME SERIES, INC.
Subaccount investing in:	Investment objective:
T. Rowe Price Limited-Term Bond Portfolio	seeks a high level of income consistent with moderate fluctuations in principal value

FUND: T. Rowe Price International series, Inc.
Subaccount investing in:	Investment objective:
T. Rowe Price International Stock Portfolio	seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
* Not available for investment in contracts issued on or after May 1, 2004.

We have arrangements to provide services to certain Portfolios for which the advisor or distributor of such Portfolios pays us fees. The fees are based upon an annual percentage of the average aggregate net amount invested by us in such Portfolios. Some advisors or distributors pay us higher fees than others do. We receive 12b-1 fees from Fidelity Variable Insurance Products for the distribution of the Portfolios of that Fund.

The Portfolios are sold only to Separate Accounts of insurance companies offering variable annuity and variable life insurance contracts and, in some cases, to certain qualified pension and retirement plans. The Portfolios are not sold to the general-public and should not be mistaken for other portfolios offered by the same sponsor or that have similar names.

Voting Rights

Since we are the legal holder of the Portfolio shares in the Separate Account, we have the right to vote such shares at shareholders’ meetings. To the extent required by law, we will vote in accordance with instructions from Contract Owners. The number of votes for which a Contract Owner has the right to provide instructions will be determined as of the record date selected by the Fund. We will furnish you proper forms, materials, and reports to enable you to give us instructions if you choose.

The number of shares of a Portfolio for which you can give instructions is determined by dividing the Accumulation Value held in the corresponding Subaccount by the net asset value of one share in such Portfolio. Fractional shares will be counted. Shares of a Portfolio held in a Subaccount for which you have not given timely instructions and other shares held in a Subaccount will be voted by us in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, we may vote shares of the Portfolios in our own right.

Changes in Investment Options

We may establish additional Subaccounts, which would invest in additional Portfolios chosen by us. We may also, from time to time, discontinue the availability of existing Subaccounts. If we do, we may, by appropriate endorsement, make such changes to the Contract as we believe are necessary or appropriate. In addition, if a Subaccount is discontinued, we may redeem shares in the corresponding Portfolio and substitute shares of another Portfolio. We will not do so, or make other changes without prior notice to you and without complying with other applicable laws. Such laws may require approval by the SEC and the Texas Department of Insurance.

If we deem it to be in your best interest, and subject to any required approvals, we may combine the Separate Account with another of our separate accounts.

Fixed Account

Before the Annuity Date, you can allocate all or a portion of your Purchase Payment to the Fixed Account. In addition, if you participate in our fixed account dollar cost averaging program, you may designate amounts to be held in dollar cost averaging fixed account options. Subject to certain limitations, you can also transfer Accumulation Value from the Subaccounts to the Fixed Account. Transfers from the Fixed Account and from either of the dollar cost averaging fixed account options to the Subaccounts are restricted. (See the “Transfers” and the “Special Programs” provisions of this prospectus.)

Purchase Payments allocated to and transfers from a Subaccount to the Fixed Account are placed in our General Account. Purchase Payments allocated to one of the dollar cost averaging fixed account options are placed in our General Account. We have sole discretion regarding the investment of and bear the investment risk with respect to the assets in our General Account. You bear the risk that the Fixed Account declared rate would fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the “33 Act”) and the General Account has not been registered as an investment company under the Investment Company Act of 1940 (the “40 Act”). Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 33 Act or 40 Act. We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract. However, disclosures regarding the Fixed Account or any of the dollar cost averaging fixed account options portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

FEDERAL TAX MATTERS

The Following Discussion Is General and Is Not Tax Advice

Introduction

The following summary describes some of the federal income tax rules that apply to a Contract. This summary is not complete and does not cover all tax situations. Special tax rules, not discussed here, may apply to certain individuals. This discussion is not tax advice. You should consult a competent tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not know if these laws will change or how the Internal Revenue Service (the “IRS”) will interpret them. Moreover, the discussion below does not consider any applicable state or other tax laws. We have included additional discussion regarding taxes in the Statement of Additional Information.

Tax Status of the Contracts

The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information explains the requirements for qualifying as an annuity contract.

Taxation of Annuities in General

If you are a natural person, you generally will not be taxed on increases in the Accumulation Value until you receive payments under the Contract. Any distribution of payments, including a full or partial surrender of a Contract, may subject you to income tax. If you assign or pledge (or agree to assign or pledge) any portion of a Contract’s Accumulation Value, this generally will be considered a distribution of payments to you and may be taxable.

Corporations, partnerships, trusts, and other entities that own a Contract generally must include in income increases in the excess of the Accumulation Value over the investment in the contract. There are some exceptions to this rule and such a prospective Contract Owner should discuss these with a tax adviser.

The “investment in the contract” generally equals the amount, if any, of Purchase Payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual’s gross income) less any amounts withdrawn that were not taxable.

The following discussion applies to Contracts owned by natural persons.

Withdrawals

If you make a partial surrender from a Non-Qualified Contract (including Systematic Withdrawals), the amount received will be taxed as ordinary income, up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the investment in the Contract at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable as ordinary income to the extent it exceeds the investment in the Contract.

Penalty Tax

For all distributions from Non-Qualified Contracts, there is a federal tax penalty equal to 10% of the amount treated as taxable income. However, in general, there is no penalty tax on distributions:

•	made after the taxpayer reaches age 59½;

•	made because of the death of the Contract Owner;

•	attributable to the taxpayer becoming disabled; or

•	made as part of a series of substantially equal periodic payments for the life, or life expectancy, of the taxpayer.

There are other exceptions and special rules may apply to the exceptions listed above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment method elected under the contract, generally only the portion of the annuity payment that represents the amount by which the Accumulation Value exceeds the investment in the contract will be taxed.

•	For variable annuity payments, in general the taxable portion of each annuity payment is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the investment in the contract by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the investment in the contract bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the investment in the Contract is recovered, the full amount of any additional annuity payments is taxable.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are taxable to the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or

•	if distributed under an annuity option, they are taxed in the same way as annuity payments, as described above.

Transfers or Assignments of a Contract

A transfer or assignment of a Contract, the designation of certain Annuitants, or the selection of certain Annuity Dates may result in tax consequences that are not discussed herein. You should consult a tax advisor as to the tax consequences of any such transaction.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified annuity contract to contain certain provisions concerning how an interest in the contract is distributed on the owner’s death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We may modify the Contracts if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withholding

Annuity distributions generally are subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Withholding is mandatory for certain Qualified Contracts.

Multiple Contracts

All non-qualified, deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income when a taxable distribution occurs. In addition, there may be other situations in which the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner (it has authority to issue regulations on aggregating multiple contracts). Accordingly, you should consult a tax advisor before purchasing more than one annuity contract.

Exchanges

Section 1035 of the Internal Revenue Code (the “Code”) provides generally for tax-free exchanges of one annuity contract for another. A number of special rules and procedures apply to section 1035 exchanges. Anyone wishing to take advantage of section 1035 should consult a tax advisor.

Taxation of Qualified Contracts

The Qualified Contracts are designed for retirement plans that qualify for special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. Certain requirements apply to the purchase of a Qualified Contract and to distributions therefrom in order for you to receive favorable tax treatment. The following discussion assumes that Qualified Contracts qualify for the intended special federal income tax treatment.

The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. In general, adverse tax consequences may result from:

•	contributions made in excess of specified

•	distributions received prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules;

•	aggregate distributions in excess of a specified annual amount; and

•	contributions or distributions made in other circumstances.

The terms and conditions of the retirement plans may limit the rights otherwise available to you under a Qualified Contract. You are responsible for determining that contributions, distributions, and other transactions with respect to a Qualified Contract comply with applicable law. If you are considering purchasing an annuity contract for use with any qualified retirement plan, you should get legal and tax advice.

Distributions from Qualified Contracts

Annuity payments from Qualified Contracts are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, all or some of the amount received is taxable. For Qualified Contracts, the investment in the contract can be zero; in that case, the full amount of all distributions would be taxable. Distributions from certain qualified plans are generally subject to mandatory withholding.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 70 1/2.

•	Corporate and Self-Employed Pension and Profit Sharing Plans - Section 401(a) of the Code permits employers to establish retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the Plan Participant, or to both may result if this Contract is purchased by a 401(a) plan and later assigned or transferred to any individual. Employers intending to use the Contract with such plans should consult a tax advisor.

•	Tax Sheltered Annuities - Under Code Section 403(b), public school systems and certain tax-exempt organizations may purchase annuity contracts for their employees. Generally, payments to Section 403(b) annuity contracts will be excluded from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Under Section 403(b) annuity contracts, the following amounts may only be distributed upon death of the employee, attainment of age 59½, and separation from service, disability, or financial hardship:

(a)	elective contributions made in years beginning after December 31, 1988;

(b)	earnings on those contributions; and

(c)	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

In addition, income attributable to elective contributions may not be distributed in the case of hardship.

•	Individual Retirement Annuities - Section 408 of the Code permits certain eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” Section 408 of the Code limits the amount, which may be contributed to an IRA each year to the lesser of a specified dollar amount for the year or 100% of the Contract Owner’s adjusted gross income. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

•	SIMPLE Individual Retirement Annuities - Certain small employers may establish SIMPLE plans (Savings Incentive Match Plans) as provided by Section 408(p) of the Code. Under these plans, employees may defer a percentage of compensation of up to certain dollar amount. The sponsoring employer is required to make a matching contribution. Distributions from a SIMPLE plan are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10% penalty tax, which increases to 25% if the distribution occurs during the first two years the employee participates in the plan.

•	Deferred Compensation Plans - Section 457 of the Code provides for certain deferred compensation plans available with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. Under non-governmental plans, all amounts are subject to the claims of general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, distributions from a deferred compensation plan are prohibited unless made after the plan participant attains age 70½, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under these plans are taxable as ordinary income in the year paid or made available.

Adverse tax consequences may result from certain distributions that do not conform to applicable commencement and minimum distribution rules.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser regarding such developments and their effect on the Contract.

All Contracts

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules may apply with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of a distribution. A tax adviser should be consulted for further information.

INVESTMENT PERFORMANCE

Investment Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share prices, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount’s returns, you should recognize that they are not the same as actual year-by-year results.

Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load or enhanced death benefit rider costs.

The Subaccount investing in the American National Money Market portfolio may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested.

DISTRIBUTION OF THE CONTRACT

Principal Underwriter

Securities Management and Research, Inc. (SM&R”), 2450 South Shore Boulevard, Suite 400, League City, Texas 77573, our wholly-owned subsidiary, is the distributor and principal underwriter of the Contract. SM&R was organized under the laws of the State of Florida in 1964; is registered with the SEC under the Securities Exchange Act of 1934 (“1934 Act”) as a broker/dealer; and is a member of the National Association of Securities Dealers Inc. (“NASD”). More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us. More information about SM&R and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with SM&R are also licensed as insurance producers (“agents”) in the states in which they do business and are appointed by us.

Sales Of The Contracts

SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts; and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

We pay commissions associated with the promotion and sale of the Contracts to the registered representatives of SM&R and to the other broker/dealers. We may also pay other marketing related expenses associated with the promotion and sale of the Contracts. The amount of the commission varies but is not expected to exceed approximately 7.0% of your aggregated purchase payments. We pay commissions either as a percentage of first year purchase payments or as a combination of a percentage of first year purchase payments and percentage of Accumulation Value in subsequent years.

The amount of commissions we pay may vary based on the options that are available under a contract and on the optional benefits an owner elects when he or she purchases the contract. We may offer a range of initial commission and persistency trail commission options (which may take into account, among other things, the length of time purchase payments have been held under the Contract, Accumulation Values and elected features and benefits).

We have an agreement with SM&R pursuant to which we pay the commissions arising out of the sale of the Contracts. When a Contract is sold through a registered representative of SM&R, for example, we pay the entire amount of the sales commission to the registered representative. Because registered representatives of SM&R are also agents of ours, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes and awards.

When a Contract is sold through another broker/dealer, we pay the entire sales commission directly to the selling broker/dealer; that broker/dealer may retain a portion of the commission before it pays the registered representative who sold the Contract.

We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contracts. Commissions paid on the Contracts, including other incentives and payments, are not charged directly to you or to your Accumulation Value.

LEGAL PROCEEDINGS

The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe at the present time no lawsuits are pending or threatened that are reasonably likely to have a material adverse impact on the Separate Account or us.

FINANCIAL STATEMENTS

The consolidated financial statements for the Company and its subsidiaries and the financial statements for the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Information, call 1-800-306-2959 or send a written request to:

American National Insurance Company,

One Moody Plaza,

Variable Contracts Department,

Galveston, TX 77550

ADDITIONAL INFORMATION

A Registration Statement describing the Contract has been filed with the Securities and Exchange Commission, under the Securities Act of 1933. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information concerning us, the Separate Account and the Contract offered. Statements contained in this prospectus as to the terms of the Contract and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC’s website at http://www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 1-800-306-2959.

American National Insurance Company
Variable Contracts Department
One Moody Plaza
Galveston, Texas 77550

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR THE

WEALTHQUEST III VARIABLE ANNUITY

ISSUED BY

AMERICAN NATIONAL INSURANCE COMPANY

ONE MOODY PLAZA, GALVESTON TX 77550-7999

1-800-306-2959

RELATING TO THE PROSPECTUS DATED MAY 1, 2005

Registrant

American National Variable Annuity Separate Account
One Moody Plaza
Galveston, Texas 77550-7999

Depositor

American National Insurance Company
One Moody Plaza
Galveston, Texas 77550-7999

Principal Underwriter

Securities Management and Research, Inc.
2450 South Shore Boulevard, Suite 400
League City, Texas 77573

Independent Auditors

KPMG LLP
700 Louisiana
Houston, Texas 77002-2786

This Statement of Additional Information dated May 1, 2005 expands upon subjects discussed in the prospectus for the Contract. You may obtain a copy of the prospectus dated May 1, 2005, by calling 1-800-306-2959, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the prospectus for the Contract are incorporated in this Statement. All terms not specifically defined in this Statement shall have the meaning set forth in the prospectus.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract (“the Contract”)

Form 4879-SAI Rev. 5-05

THE CONTRACT

The following provides additional information about the Contract which supplements the description in the prospectus and which may be of interest to some Contract Owners.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment to the Annuitant will depend on the amount of Accumulation Value applied to effect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the Annuitant. The Contract contains tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 4, and 5 for each $1,000 of Accumulation Value at various ages. These tables are based upon the Annuity 2000 Mortality Table (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the “AIR”) of 2.5% per annum.

In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of Annuity Units in the applicable Subaccount(s) by the value of such Annuity Unit on the tenth day preceding the due date of such payment. The Annuity Unit value will increase or decrease in proportion to the net investment return of the Subaccount(s) underlying the Variable Annuity since the date of the previous annuity payment, less an adjustment to neutralize the 2.50% or other AIR referred to above. Therefore, the dollar amount of variable annuity payments after the first will vary depending on whether the net investment return is greater or less than the 2.5% (or other AIR) per annum. For example, assuming a 2.5% AIR, if Subaccounts underlying the Contract have a cumulative net investment return of 4% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s). If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable Subaccount(s).

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for shares of the corresponding Portfolio. The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of Variable Annuity payments.

Illustration: Calculation of Annuity Unit Value
Annuity of 120 monthly payments certain

     1.  Annuity Unit value, beginning of period                         $ .980000

     2.  Net investment factor for period                                 1.001046

     3.  Daily adjustment for 2.5% assumed investment rate                . 999932

     4.  (2) x (3)                                                        1.000978

     5.  Annuity Unit value, end of period (1) x (4)                      $.980958
Illustration: Annuity Payments
Annuity of 120 monthly payments certain

     1.  Number of Accumulation Units at Annuity Date                    10,000.00

     2.  Accumulation Unit value (10 days prior to date of
         first monthly payment)                                          $1.800000

     3.  Accumulation Value of Contract (1) x (2)                      $ 18,000.00

     4.  First monthly annuity payment per $1,000 of net
         sum payable (assume equal to Accumulation Value)                    $9.39

     5.  First monthly annuity payment (3) x (4) / 1,000                   $169.02

     6.  Annuity Unit value (10 days prior to date of first
         monthly payment)                                                 $.980000

     7.  Number of Annuity Units (5) / (6)                                 172.469

     8.  Assume Annuity Unit value for second month equal to              $.997000

     9.  Second monthly annuity payment (7) x (8)                          $171.95

     10. Assume Annuity Unit value for third month equal to               $.953000

     11. Third monthly annuity payment (7) x (10)                          $164.36

SUMMARY

In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and the payment amount will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial Variable Annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Subaccounts to be passed to the annuitant. Suppose the underlying Portfolio showed a monthly return of 1% after the first month, the payee’s second monthly payment would be (assuming 30 days between payments and an initial annuity payment of $100):

$100 x [1.01/(1.025) 30/365] = $100.80

The AIR methodology means that at each payment date the value in an annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the Annuity Period.

EXCEPTIONS TO CHARGES

The surrender charges, mortality and expense risk fees and administrative charges may be reduced for, or additional amounts credited on, sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges, mortality and expense risk fees, or administrative charges.

The Contract may be sold directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of American National and its affiliated companies, and spouses and immediate family members (i.e., children, siblings, parents, and grandparents) of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts, and spouses and immediate family members of the foregoing. If sold under these circumstances, a Contract may be credited with in part or in whole any cost savings resulting from the Contract being sold directly, rather than through an agent with an associated commission, but only if such credit will not be unfairly discriminatory to any person.

ASSIGNMENT

The Contract may be assigned by the Contract Owner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are also not assignable.

MINIMUM DISTRIBUTIONS PROGRAM

Under the Systematic Withdrawal Program, the Contract Owner can elect to participate in the “Minimum Distributions Program” by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a tax qualified plan. There is no change to participate in the Minimum Distribution program. American National calculates the minimum distribution assuming the minimum distribution amount is based solely on the value of the Contract Owner’s Contract. However, the required minimum distribution amounts applicable to the Contract Owner’s particular situation may depend on other annuities, savings, or investments of which American National is not aware, so that the required amount may be greater than the minimum distribution amount American National calculates based on the Contract Owner’s Contract. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. These rules are described below.

In order to participate in the Minimum Distributions Program, the Contract Owner must notify American National of such election in writing in the calendar year in which the Contract Owner attains age 70½. If the Contract Owner is taking payments under the Systematic Withdrawal Program when the Minimum Distributions Program is elected, the existing Systematic Withdrawal Program will be discontinued.

American National will determine the amount that is required to be distributed from a Contract each year based on the information provided by the Contract Owner and elections made by the Contract Owner. The Contract Owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis, or on a joint life basis. American National calculates a required distribution amount each year based on the Internal Revenue Code’s minimum distribution rules.

Minimum Distributions Program is based on American National’s understanding of the present federal income tax laws, as the IRS currently interprets them. Numerous special tax rules apply to Contract owners whose Contracts are used with qualified plans. Contract Owners should consult a tax advisor before electing to participate in the Minimum Distributions Programs.

DISTRIBUTION OF THE CONTRACT

Pursuant to a Distribution and Administrative Services Agreement (the “Distribution Agreement”) with Securities Management and Research, Inc. (“SM&R”), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contract and offers the Contracts on a continuous basis. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers registered under the 1934 Act to sell the Contracts; and (ii) its own registered representatives who are registered with the NASD and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

In connection with the sales activities of their registered representatives, SM&R is responsible for:

•	compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934,

•	keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act,

•	training the registered representatives for the sale of Contracts, and

•	forwarding all Purchase Payments for sales of the Contracts by those registered representatives directly to American National.

SM&R is not entitled to any renumeration for its services as underwriter; however, SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

Under the terms of the Distribution Agreement, we pay the commissions arising out of the sale of the Contracts. We paid $5,234,639, $5,149,198, and $4,979,288 in 2004, 2003, and 2002, respectively, to the registered representatives of SM&R for the sale of variable life policies and variable annuity contracts. SM&R did not retain any of these commissions.

TAX MATTERS

Diversification Requirements. The Code requires that the investments underlying the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuities for federal income tax purposes. We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

In certain circumstances, Contract Owners of variable annuity Contracts may be considered for federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners would be currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a Contract Owner to allocate Purchase Payments and transfer Accumulation Value, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over the Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting a Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, each non-qualified deferred annuity Contract must provide that:

(i)

if a Contract Owner dies on or after the Annuity Date but before the entire interest in the Contract has been distributed, the remaining interest in the Contract will be distributed at least as rapidly as under the distribution method that was used immediately before the Contract Owner died; and

(ii)	if a Contract Owner dies before the Annuity Date, the entire interest in the Contract will be distributed within five years after the Contract Owner dies.

These requirements are considered satisfied as to any portion of the Contract Owner’s interest that is (i) payable as annuity payments which begin within one year of the Contract Owner’s death, and (ii) which are made over the life of the Beneficiary or over a period not extending beyond the Beneficiary’s life expectancy.

If the Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner and no distribution is required.

Other rules may apply to Qualified Contracts.

RECORDS AND REPORTS

Reports concerning each Contract will be sent annually to each Contract Owner. Contract Owners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contract Owners will also receive confirmations of receipt of Purchase Payments, changes in allocation of Purchase Payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

Performance information for any Subaccount may be compared, in reports and advertising to:

•	the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"),

•	Dow Jones Industrial Average (“DJIA”),

•	Donoghue’s Money Market Institutional Averages;

•	other variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets, and

•	the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contact.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including:

•	the ranking of any Subaccount derived from rankings of variable annuity Separate Accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank Separate Accounts or other investment products on overall performance or other criteria, and

•	the effect of tax deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Total Return (Standardized Performance)

Each Subaccount may state its total return or yield in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Subaccount, other than yield quotations, will be accompanied by information on that Subaccount’s standardized total return for the most recent 1, 5 and 10-year periods or, if less, the period from the Subaccount’s inception of operation.

Total return quoted in advertising reflects all aspects of a Subaccount’s return, including the automatic reinvestment by the Separate Account of all distributions and any change in the Subaccount’s value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula prescribed by the SEC:

P(1+T)n = ERV

where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period. Nonstandardized total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Total Return (Nonstandard Performance)

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote average annual total returns for periods prior to the date the Separate Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

Yields

Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven-day periods. Current yield of a money market Subaccount will reflect the income generated over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for a money market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula prescribed by the SEC:

Effective Yield = [(Base Period Return +1)365/7] — 1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

A 30-day yield for bond Subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula prescribed by the SEC:

Yield = 2[((a — b)/cd + 1)6 — 1]

where a = net investment income earned by the applicable Portfolio, b = expenses for the period including expenses charged to the Contract Owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

STATE LAW DIFFERENCES

Differences in state laws may require American National to offer a Contract in one or more states which is more favorable to a Contract Owner than that offered in other states.

SEPARATE ACCOUNT

The Separate Account will purchase and redeem shares of the Portfolios at net asset value. The net asset value of a share is equal to the total assets of the Portfolio less the total liabilities of the Portfolio divided by the number of shares outstanding.

American National will redeem shares in the Portfolios as needed to:

• collect charges,

• pay surrenders,

• provide benefits, or

•transfer assets from one Subaccount to another, or to the Fixed Account.

Any dividend or capital gain distribution received from a Portfolio will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

The Separate Account may include Subaccounts that are not available under the Contract. American National may from time to time discontinue the availability of some of the Subaccounts. If the availability of a Subaccount is discontinued, American National may redeem any shares in the corresponding Portfolio and substitute shares of another registered open-end management company.

American National may also establish additional Subaccounts. Each new Subaccount would correspond to a Portfolio of a registered, open-end management company. American National would establish the terms upon which existing Contract Owners could purchase units of a new Subaccount.

If any of these substitutions or changes are made, American National may change the Contract by sending an endorsement. American National may:

• operate the Separate Account as a management company,

• de-register the Separate Account if registration is no longer required,

• combine the Separate Account with other Separate Accounts,

• transfer the assets of the Separate Account relating to the Contracts to another Separate Account.

American National would, of course, not make any changes to the menu of Portfolios or to the Separate Account without complying with applicable laws and regulations. Such laws and regulations may require notice to and approval from the Contract Owners, the SEC, and state insurance regulatory authorities.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the funds sell their shares to the Separate Account contain varying provisions regarding termination. The following generally summarizes those provisions.

American National Investment Accounts, Inc.

The participation agreement for the American National Fund provides for termination:

•	upon sixty days advance written notice by any party,

•	by American National if any of the American National Fund's shares are not reasonably available to meet the requirements of the Contracts,

•	by American National if any of the shares of the American National Fund are not registered, issued or sold in accordance with applicable state and/or federal law or such law precludes use of such shares as the underlying investment medium of the Contracts,

•	by American National upon the requisite vote of the Contract Owners having an interest in a particular Subaccount to substitute the shares of another investment company for the corresponding American National Fund shares, or

•	by American National upon institution of formal proceedings against the American National Fund by the SEC.

Fidelity Variable Insurance Products – Service class 2

All participation agreements for the Fidelity Funds provide for termination:

•	upon sixty days advance written notice by any party,

•	by American National with respect to any Fidelity Portfolio if American National determines that shares of such Fidelity Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any Fidelity Portfolio if any of the shares of such Fidelity Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio ceases to be qualified as a Regulated Investment Company under Subchapter M of the Internal Revenue Code (the “Code”), or if American National reasonably believes the Fidelity Funds may fail to so qualify,

•	by American National with respect to any Fidelity Portfolio if such Fidelity Portfolio fails to meet the diversification requirements specified in the Fidelity participation agreement,

•	by the Fidelity Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the Fidelity Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the Fidelity Funds or the underwriter forty-five days after American National gives the Fidelity Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts, if at the time such notice was given, no other notice of termination of the Fidelity participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the interests of the Contract Owners and other investors in the Fidelity Funds or between American National’s interests in the Fidelity Funds and the interests of other insurance companies invested in the Fidelity Funds.

T. Rowe Price

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	by American National with respect to any T. Rowe Price Portfolio if American National determines that shares of such T. Rowe Price Portfolio are not reasonably available to meet the requirements of the Contracts,

•	by American National with respect to any T. Rowe Price Portfolio if any of the shares of such T. Rowe Price Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	by the T. Rowe Price Funds or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the T. Rowe Price participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of T. Rowe Price Funds shares, if the T. Rowe Price Funds or the underwriter determines that such proceedings will have a material adverse effect on American National’s ability to perform under the T. Rowe Price participation agreement,

•	by American National upon the institution of formal proceedings against the T. Rowe Price Funds or the underwriter by the SEC, NASD, or any other regulatory body, if American National determines that such proceedings will have a material adverse effect upon the ability of the T. Rowe Price Funds or the underwriter to perform its obligations under the T. Rowe Price participation agreement,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or if American National reasonably believes the T. Rowe Price Funds may fail to so qualify,

•	by American National with respect to any T. Rowe Price Portfolio if such T. Rowe Price Portfolio fails to meet the diversification requirements specified in the T. Rowe Price participation agreement, or American National reasonably believes the T. Rowe Price Portfolio may fail to so comply,

•	by the T. Rowe Price Funds or the underwriter, upon a determination by either, that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that either the T. Rowe Price Funds or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by the T. Rowe Price Funds or the underwriter sixty days after American National gives the T. Rowe Price Funds and the underwriter written notice of American National’s intention to make another investment company available as a funding vehicle for the Contracts if at the time such notice was given, no other notice of termination of the T. Rowe Price participation agreement was then outstanding, or

•	upon a determination that a material irreconcilable conflict exists between the Contract Owners and other investors in the T. Rowe Price Funds or between American National’s interests in the T. Rowe Price Funds and interests of other insurance companies invested in the T. Rowe Price Funds.

Federated Fund Insurance Series

This participation agreement provides for termination:

•	upon one hundred eighty days advance written notice by any party,

•	at American National’s option if American National determines that shares of the Federated Portfolios are not reasonably available to meet the requirements of the Contracts,

•	at the option of the Federated Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Federated participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of Federated Fund shares,

•	at American National’s option upon the institution of formal proceedings against the Federated Fund or the underwriter by the SEC, NASD, or any other regulatory body,

•	upon a requisite vote of the Contract Owners to substitute shares of another fund for shares of the Federated Fund,

•	if any of the shares of a Federated Portfolio are not registered, issued, or sold in accordance with applicable state or federal law or such law precludes the use of such shares as the underlying investment media of the Contracts,

•	upon a determination by the Federated Fund that an irreconcilable conflict exists between the Contract Owners and other investors in the Federated Fund or between American National’s interests in the Federated Fund and the interests of other insurance companies invested in the Federated Fund,

•	at American National’s option if the Federated Fund or a Federated Portfolio ceases to qualify as a Regulated Investment Company under Subchapter M of the Code, or

•	at American National’s option if the Federated Fund or a Federated Portfolio fails to meet the diversification requirements specified in the Federated participation agreement.

MFS Variable Insurance Trust

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any MFS Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the MFS Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the MFS participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the MFS Fund,

•	at American National’s option upon the institution of formal proceedings against the MFS Fund by the SEC, NASD, or any other regulatory body regarding the MFS Fund’s or the underwriter’s duties under the MFS participation agreement or related to the sale of shares of the MFS Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the MFS Fund, provided American National gives the MFS Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the MFS Fund,

•	by the MFS Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the MFS Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party’s material breach of any provision of the MFS participation agreement, or

•	upon assignment of the MFS participation agreement, unless made with the written consent of the parties to the MFS participation agreement.

The Alger American Fund Class O Shares

This participation agreement provides for termination:

•	upon six months advance written notice by any party,

•	at American National’s option to the extent the shares of any Alger American Portfolio are not reasonably available to meet the requirements of the Contracts or are not “appropriate funding vehicles” for the Contracts, as determined by American National,

•	at the option of the Alger American Fund or the underwriter upon the institution of formal proceedings against American National by the SEC, NASD, or any other regulatory body regarding American National’s duties under the Alger American participation agreement or related to the sale of the Contracts, the operation of the Separate Account, or the purchase of shares of the Alger American Fund,

•	at American National’s option upon the institution of formal proceedings against the Alger American Fund by the SEC, NASD, or any other regulatory body regarding the Alger American Fund’s or the underwriter’s duties under the Alger American participation agreement or related to the sale of shares of the Alger American Fund,

•	at the option of any party upon receipt of any necessary regulatory approvals or the vote of the Contract Owners to substitute shares of another fund for the shares of the Alger American Fund, provided American National gives the Alger American Fund and the underwriter thirty days advance written notice of any proposed vote or other action taken to replace the shares of the Alger American Fund,

•	by the Alger American Fund or the underwriter upon a determination by either that American National has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	by American National upon a determination by American National that the Alger American Fund or the underwriter has suffered a material adverse change in its business, operations, financial condition, or prospects, or is the subject of material adverse publicity,

•	at the option of any party, upon another party’s material breach of any provision of the Alger American participation agreement, or

•	upon assignment of the Alger American participation agreement, unless made with the written consent of the parties to the Alger American participation agreement.

AIM Variable Insurance Funds

The AIM Funds participation agreement generally provides for termination:

•	Upon six months advance written notice by any party, with or without cause, with respect to any AIM Portfolio; or

•	Upon ninety days advance written notice to the other party upon the institution of formal proceedings by the NASD, the SEC or any state insurance regulator or any other regulatory body if the notifying party reasonably determines that such proceedings would have a material likelihood of imposing material adverse consequences; or

•	Upon two-business day advance written notice for certain specified reasons (i.e. for cause).

LEGAL MATTERS

Greer, Herz and Adams, LLP, General Counsel has reviewed various matters of Texas law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Texas insurance law.

EXPERTS

The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of American National Variable Annuity Separate Accounts as of December 31, 2004, and for each of the years or lesser periods in the two-year period then ended, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm , appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of American National Insurance Company should be considered only as bearing on the ability of American National Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Board of Directors of American National Insurance Company and Contract Owners of American National Variable Annuity Separate Account:

We have audited the accompanying statement of net assets of the American National Variable Annuity Separate Account (comprised of Alger American (AA) Small Capitalization, AA Growth, AA Income and Growth, AA Balanced, AA MidCap Growth, AA Leveraged AllCap, Federated Capital Income Fund II, Federated Fund for U.S. Government Securities, Federated High Income Bond, Federated MidCap Growth Strategies, Federated Equity Income, Fidelity Growth and Income, Fidelity Equity Income, Fidelity Growth, Fidelity High Income, Fidelity Money Market, Fidelity Overseas, Fidelity Investment Grade Bond, Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund, Fidelity Asset Manager: Growth, Fidelity Balanced Portfolio, Fidelity Growth Opportunities Portfolio, Fidelity MidCap Portfolio, Fidelity Aggressive Growth II, Fidelity Asset Manager II, Fidelity Asset Manager: Growth II, Fidelity Contrafund II, Fidelity Index 500 II, Fidelity Growth Opportunities II, Fidelity MidCap II, AIM V.I. Dynamics, AIM V.I. Health Sciences, AIM V.I. Technology, AIM V.I. Small Company Growth, AIM V.I. Real Estate, AIM V.I. Utilities, INVESCO VIF Telecommunications, AIM V.I. Financial Services, MFS Emerging Growth, MFS Capital Opportunities, MFS Research, MFS Investors Trust, Van Eck (VE) Worldwide Hard Assets, VE Worldwide Emerging Markets, American National (AN) Growth, AN Equity Income, AN Balanced, AN Money Market, AN Government Bond, AN High Yield Bond, AN Small/MidCap, AN International Stock, T. Rowe Price (TRP) Equity Income, TRP International Stock, TRP Limited-Term Bond, TRP Mid-Cap Growth, Lazard (LAZ) Retirement Small Cap, and LAZ Retirement Emerging Markets Subaccounts) (collectively, the Account) as of December 31, 2004, and the related statement of operations for the year then ended and the related statements of changes in net assets for the two years then ended and financial highlights for each of the years in the four year period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004 and the results of its operations, changes in net assets for the two years then ended, and their financial highlights for each of the years in the four year period then ended in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Houston, Texas

April 23, 2005

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                             Alger Small                    Income and
                                                                Cap       Alger Growth      Growth
---------------------------------------------------------- -------------- -------------- -------------
30,506 shares at net asset value of $20.26                           618             --            --
(cost $530)
---------------------------------------------------------- -------------- -------------- -------------
65,468 shares at net asset value of $35.12                            --          2,299            --
(cost $2,160)
---------------------------------------------------------- -------------- -------------- -------------
122,960 shares at net asset value of $10.05                           --             --         1,236
(cost $1,115)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                   618          2,299         1,236
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                              618          2,299         1,236
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity                                       29            233           432
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        47            724           114
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                     7             65            26
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --             1
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Rollup                       24            235           100
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity Registered                     511          1,042           563
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity                                   44,501        343,749       596,831
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                    67,068      1,070,297       152,528
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                10,126         95,850        35,358
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --         1,354
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Rollup                   33,945        353,369       136,203
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity Registered                 712,144      1,517,784       741,950
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity                                     0.65           0.68          0.72
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                      0.71           0.68          0.75
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 yr Ratchet                  0.70           0.67          0.74
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Rollup                       --             --          0.74
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Rollup                     0.69           0.67          0.73
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity Registered                    0.72           0.69          0.76
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNts IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                            Alger
                         Assets                                Alger        Alger Mid     Leveraged
                                                             Balanced      Cap Growth       All Cap
---------------------------------------------------------- -------------- -------------- -------------
198,214 shares at net asset value of $13.55                        2,686             --            --
(cost $2,482)
---------------------------------------------------------- -------------- -------------- -------------
88,495 shares at net asset value of $20.80                            --          1,841            --
(cost $1,584)
---------------------------------------------------------- -------------- -------------- -------------
21,059 shares at net asset value of $30.39                            --             --           640
(cost $578)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                 2,686          1,841           640
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                            2,686          1,841           640
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                   368            306           101
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                     -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                  -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                          -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                     1,049            288            62
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                171            149            21
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                       -              -             1
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      19            129            27
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                       1,079            969           428
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                               392,825        312,098       179,567
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                     -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                  -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                          -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                 1,108,051        287,287       100,947
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            181,063        149,674        33,562
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                     383            131         2,225
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                  20,644        131,365        43,984
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                   1,117,781        951,845       685,466
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                  0.94           0.98          0.56
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                     -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                  -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                          -              -             -
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                      0.95           1.00          0.61
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.95           1.00          0.61
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                    0.94           0.99          0.61
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.94           0.99          0.60
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                        0.97           1.02          0.62
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                             Federated                    Federated
                          Assets                              Capital     Federated US   High Income
                                                               Income      Gov't Bond        Bond
----------------------------------------------------------- ------------- -------------- -------------
62,557 shares at net asset value of $8.87                            555             --            --
(cost $590)
----------------------------------------------------------- ------------- -------------- -------------
80,922 shares at net asset value of $11.60                            --            939            --
(cost $923)
----------------------------------------------------------- ------------- -------------- -------------
320,714 shares at net asset value of $8.20                            --             --         2,630
(cost $2,434)
----------------------------------------------------------- ------------- -------------- -------------
                       Total Assets                                  555            939         2,630
----------------------------------------------------------- ------------- -------------- -------------
                       Liabilities
----------------------------------------------------------- ------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
----------------------------------------------------------- ------------- -------------- -------------
Total Liabilities                                                     --             --            --
----------------------------------------------------------- ------------- -------------- -------------
Net assets applicable to policyholders'                              555            939         2,630
----------------------------------------------------------- ------------- -------------- -------------

----------------------------------------------------------- ------------- -------------- -------------
Policyholders' Equity
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest Variable Annuity II                                   254            939         1,289
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        67             --           457
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 69             --           143
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      13             --            61
----------------------------------------------------------- ------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                         152             --           680
----------------------------------------------------------- ------------- -------------- -------------
Policyholders' Equity - Units Outstanding
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest Variable Annuity II                               319,120        702,375     1,076,837
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                    83,893             --       376,152
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             87,267             --       118,508
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                  16,349             --        50,833
----------------------------------------------------------- ------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                     187,282             --       551,695
----------------------------------------------------------- ------------- -------------- -------------
Policyholders' Equity - Unit Value
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest Variable Annuity II                                  0.79           1.34          1.20
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                      0.80             --          1.21
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.79             --          1.21
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
----------------------------------------------------------- ------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.78             --          1.19
----------------------------------------------------------- ------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                        0.81             --          1.23
----------------------------------------------------------- ------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                             Federated
                         Assets                               Growth        Federated
                                                               Strat      Equity Income
---------------------------------------------------------- -------------- --------------
63,818 shares at net asset value of $21.02                         1,341             --
(cost $1,447)
---------------------------------------------------------- -------------- --------------
68,068 shares at net asset value of $13.42                            --            913
(cost $838)
---------------------------------------------------------- -------------- --------------
                      Total Assets                                 1,341            913
---------------------------------------------------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- --------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- --------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- --------------
Net assets applicable to policyholders'                            1,341            913
---------------------------------------------------------- -------------- --------------

---------------------------------------------------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                 1,031            409
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        22            133
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 25             28
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      37            197
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                         226            146
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                               842,895        358,721
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                    29,527        156,270
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             33,472         33,491
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                  50,164        235,416
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                     299,672        168,404
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                  1.22           1.14
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                      0.74           0.85
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.74           0.85
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.73           0.84
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                        0.75           0.86
---------------------------------------------------------- -------------- --------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Growth and Inc   Equity Income     Growth      High Income
---------------------------------------------------------- -------------- -------------- ------------- --------------
4,148 shares at net asset value of $13.91                             58             --            --             --
(cost $59)
---------------------------------------------------------- -------------- -------------- ------------- --------------
85,641 shares at net asset value of $25.37                            --          2,173            --             --
(cost $1,979)
---------------------------------------------------------- -------------- -------------- ------------- --------------
78,545 shares at net asset value of $32.01                            --             --         2,514             --
(cost $3,513)
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,230 shares at net asset value of $7.00                             --             --            --            219
(cost $238)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    58          2,173         2,514            219
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               58          2,173         2,514             219
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    58          2,173         2,514             197
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                63,444        869,615     1,116,008         136,848
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --          15,334
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  0.91           2.50          2.25            1.44
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --            1.44
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                              Fidelity       Fidelity       Fidelity      Fidelity
                                                           Money Market     Overseas     Invest. Bond    Asset Mgr
---------------------------------------------------------- -------------- -------------- ------------- --------------
363,860 shares at net asset value of $1.00                           364             --            --             --
(cost $364)
---------------------------------------------------------- -------------- -------------- ------------- --------------
36,257 shares at net asset value of $17.52                            --            635            --             --
(cost $726)
---------------------------------------------------------- -------------- -------------- ------------- --------------
29,343 shares at net asset value of $13.25                            --             --           389             --
(cost $389)
---------------------------------------------------------- -------------- -------------- ------------- --------------
73,832 shares at net asset value of $14.85                            --             --            --          1,096
(cost $1,066)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   364            635           389          1,096
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              364            635           389           1,096
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --             594
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   364            608           389             502
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             27            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --         486,605
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               278,517        392,998       215,091         272,153
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         17,265            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --            1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.31           1.55          1.81            1.84
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           1.55            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                           Fidelity
                         Assets                              Fidelity       Fidelity      Asset Mgr
                                                             Index 500     Contra Fund      Growth
---------------------------------------------------------- -------------- -------------- -------------
68,397 shares at net asset value of $137.75                        9,422             --           ---
(cost $8,756)
---------------------------------------------------------- -------------- -------------- -------------
241,511 shares at net asset value of $26.62                           --          6,429           ---
(cost $5,424)
---------------------------------------------------------- -------------- -------------- -------------
77,649 shares at net asset value of $12.78                            --             --           992
(cost $1,069)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                 9,422          6,429           992
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                            9,422          6,429           992
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                 5,437          3,977           663
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                 3,985          2,397           329
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             55            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                             4,395,689      2,609,210       598,343
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                             1,496,785        895,106       201,190
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --         20,331            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                  1.24           1.52          1.11
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                  2.66           2.68          1.64
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --           2.69            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                            Fidelity
                         Assets                              Fidelity      Growth Opp      Fidelity
                                                           Balanced Port      Port       MidCap Port
---------------------------------------------------------- -------------- -------------- -------------
1,491 shares at net asset value of $14.35                             21             --            --
(cost $21)
---------------------------------------------------------- -------------- -------------- -------------
87,461 shares at net asset value of $16.07                            --          1,405            --
(cost $1,649)
---------------------------------------------------------- -------------- -------------- -------------
30,444 shares at net asset value of $30.18                            --             --           919
(cost $614)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                    21          1,405           919
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                               21          1,405           919
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --          1,376            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    21             29           919
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --      1,469,961            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                21,513         40,934       401,739
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --           0.94            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                  0.99           0.71          2.29
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                        --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                          --             --            --
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                             Fidelity                      Fidelity      Fidelity
                         Assets                             Aggressive      Fidelity      Asset Mgr       Contra
                                                             Growth II    Asset Mgr II    Growth II       Fund II
---------------------------------------------------------- -------------- -------------- ------------- --------------
78,778 shares at net asset value of $8.61                            678             --            --             --
(cost $593)
---------------------------------------------------------- -------------- -------------- ------------- --------------
313 shares at net asset value of $14.64                               --              5            --             --
(cost $5)
---------------------------------------------------------- -------------- -------------- ------------- --------------
211 shares at net asset value of $12.61                               --             --             3             --
(cost $2)
---------------------------------------------------------- -------------- -------------- ------------- --------------
138,418 shares at net asset value of $26.35                           --             --            --          3,647
(cost $2,993)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                   678              5             3          3,647
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                              678              5             3           3,647
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        58             --            --           1,480
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 23             --            --             156
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --             307
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         597              5             3           1,704
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    66,127             --            --       1,387,580
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             26,768             --            --         146,562
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --         292,604
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     672,047          4,570         3,042       1,573,079
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.88             --            --            1.07
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.87             --            --            1.06
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --            --            1.05
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.89           1.00          0.87            1.08
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                              Fidelity       Fidelity       Fidelity
                                                           Index 500 II   Growth Opp II   MidCap II
---------------------------------------------------------- -------------- -------------- -------------
32,959 shares at net asset value of $136.71                        4,506             --            --
(cost $3,872)
---------------------------------------------------------- -------------- -------------- -------------
31,820 shares at net asset value of $15.96                            --            508            --
(cost $456)
---------------------------------------------------------- -------------- -------------- -------------
128,183 shares at net asset value of $29.88                           --             --         3,830
(cost $2,959)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                 4,506            508         3,830
---------------------------------------------------------- -------------- -------------- -------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                            4,506            508         3,830
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                     1,035             75         1,425
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                316             10           560
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --             2
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                     452             --           189
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                       2,703            423         1,654
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                 1,226,655         95,917       919,800
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            376,876         13,159       362,948
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --         1,444
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                 545,189             --       123,454
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                   3,161,941        539,416     1,052,297
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                      0.84           0.78          1.55
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.84           0.77          1.54
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --          1.54
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.83             --          1.53
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                        0.85           0.78          1.57
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                               AIM                          AIM
                         Assets                                 AIM          Health          AIM         Small Co.
                                                             Dynamics       Sciences      Technology      Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,920 shares at net asset value of $13.34                             92             --            --             --
(cost $75)
---------------------------------------------------------- -------------- -------------- ------------- --------------
31,706 shares at net asset value of $18.90                            --            599            --             --
(cost $530)
---------------------------------------------------------- -------------- -------------- ------------- --------------
47,751 shares at net asset value of $12.42                            --             --           593             --
(cost $545)
---------------------------------------------------------- -------------- -------------- ------------- --------------
29,507 shares at net asset value of $15.41                            --             --            --            455
(cost $400)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                    92            599           593            455
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                               92            599           593             455
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                         9             62            29              22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 23             38            41               1
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             49            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                          60            450           523             432
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    11,174         60,714        53,014          25,092
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             27,713         37,461        75,497           1,253
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --         48,369            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                      70,872        432,176       936,631         481,662
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.83           1.03          0.55            0.88
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.83           1.02          0.55            0.88
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           1.01            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.85           1.04          0.56            0.90
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                             AIM
                         Assets                              AIM Real          AIM         Financial
                                                            Estate Opp      Utilities        Svcs
---------------------------------------------------------- -------------- -------------- -------------
108,834 shares at net asset value of $19.13                        2,082             --            --
(cost $1,555)
---------------------------------------------------------- -------------- -------------- -------------
13,570 shares at net asset value of $15.61                            --            212            --
(cost $174)
---------------------------------------------------------- -------------- -------------- -------------
22,124 shares at net asset value of $14.61                            --             --           323
(cost $282)
---------------------------------------------------------- -------------- -------------- -------------
                      Total Assets                                 2,082            212           323
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- -------------
Payable to American National for policy terminations,                 --             --            --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- -------------
Total Liabilities                                                     --             --            --
---------------------------------------------------------- -------------- -------------- -------------
Net assets applicable to policyholders'                            2,082            212           323
---------------------------------------------------------- -------------- -------------- -------------

---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                       280             16            30
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                407             --            11
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                      18             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                      43             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                       1,334            196           282
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                   140,225         20,564        27,199
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            204,219             --        10,272
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                   8,999             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                  21,924             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                     657,083        242,827       250,497
---------------------------------------------------------- -------------- -------------- -------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest Variable Annuity II                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Variable Annuity                                    --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Group Unallocated Variable Annuity                                 --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - No Rider                      2.00           0.79          1.11
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.99             --          1.10
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.99             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.97             --            --
---------------------------------------------------------- -------------- -------------- -------------
   WQ III Group Unallocated Variable Annuity                        2.03           0.81          1.12
---------------------------------------------------------- -------------- -------------- -------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                                            MFS
                         Assets                            MFS Emerging    MFS Capital                   Investors
                                                              Growth         Opport      MFS Research      Trust
---------------------------------------------------------- -------------- -------------- ------------- --------------
149,056 shares at net asset value of $17.52                        2,611             --            --             --
(cost $3,688)
---------------------------------------------------------- -------------- -------------- ------------- --------------
121,483 shares at net asset value of $13.57                           --          1,649            --             --
(cost $2,038)
---------------------------------------------------------- -------------- -------------- ------------- --------------
106,066 shares at net asset value of $15.30                           --             --         1,623             --
(cost $1,924)
---------------------------------------------------------- -------------- -------------- ------------- --------------
110,198 shares at net asset value of $18.08                           --             --            --          1,992
(cost $1,888)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,611          1,649         1,623          1,992
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            2,611          1,649         1,623           1,992
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 2,061          1,272         1,349           1,160
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                        37             52           106             401
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 22             33            23              69
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     175             81            20              56
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         316            211           125             306
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,825,739      1,099,569     1,365,624       1,227,469
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                    71,128         78,131       145,557         464,113
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             43,015         50,082        31,861          80,276
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 341,022        123,956        27,202          65,760
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     600,669        313,519       168,895         349,383
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.13           1.16          0.99            0.95
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.52           0.66          0.73            0.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.52           0.66          0.73            0.86
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    0.51           0.65          0.72            0.85
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.53           0.67          0.74            0.88
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                            Van Eck Hard      Van Eck
                                                              Assets      Emerging Mkts
---------------------------------------------------------- -------------- --------------
2,426 shares at net asset value of $18.36                             45             --
(cost $30)
---------------------------------------------------------- -------------- --------------
39,933 shares at net asset value of $15.21                            --            607
(cost $450)
---------------------------------------------------------- -------------- --------------
                      Total Assets                                    45            607
---------------------------------------------------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- --------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- --------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- --------------
Net assets applicable to policyholders'                               45            607
---------------------------------------------------------- -------------- --------------

---------------------------------------------------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                    45            607
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                32,021        442,565
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                  1.39           1.37
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                                             AN Equity                    AN Money
                                                             AN Growth       Income      AN Balanced      Market
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,272,107 shares at net asset value of $1.54                       3,499             --            --             --
(cost $3,599)
---------------------------------------------------------- -------------- -------------- ------------- --------------
5,778,314 shares at net asset value of $1.72                          --          9,939            --             --
(cost $9,516)
---------------------------------------------------------- -------------- -------------- ------------- --------------
3,032,688 shares at net asset value of $1.45                          --             --         4,397             --
(cost $4,228)
---------------------------------------------------------- -------------- -------------- ------------- --------------
6,369,341 shares at net asset value of $1.00                          --             --            --          6,369
(cost $6,369)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 3,499          9,939         4,397          6,369
---------------------------------------------------------- -------------- -------------- ------------- --------------
----------------------------------------------------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            3,499          9,939         4,397           6,369
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   921          4,140         1,148           1,137
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                 1,974          4,150         1,166             136
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             57            54              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                       251            670         1,053             754
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 37            454           242             126
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             42             7              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --            146           169              33
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         316            280           558           4,183
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               908,948      2,897,431       884,072       1,029,870
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                             1,143,611      1,657,355       588,092         112,170
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --         22,860        27,081              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   334,158        657,275       989,173         738,077
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             49,174        447,070       228,625         124,052
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --         41,193         6,263              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --        145,611       161,820          33,305
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     414,118        270,591       516,260       4,034,118
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.01           1.43          1.30            1.10
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.73           2.50          1.98            1.21
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --           2.51          1.99              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      0.75           1.02          1.06            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               0.75           1.01          1.06            1.02
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --           1.01          1.05              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --           1.00          1.05            1.00
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        0.76           1.03          1.08            1.04
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                                              AN            AN
                         Assets                                              AN High      Small/Mid    International
                                                           AN Gov't Bond   Yield Bond        Cap           Stock
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,071,821 shares at net asset value of $1.04                       2,155             --            --             --
(cost $2,075)
---------------------------------------------------------- -------------- -------------- ------------- --------------
1,045,303 shares at net asset value of $0.91                          --            951            --             --
(cost $922)
---------------------------------------------------------- -------------- -------------- ------------- --------------
2,835,811 shares at net asset value of $0.26                          --             --           737            ---
(cost $639)
---------------------------------------------------------- -------------- -------------- ------------- --------------
496,398 shares at net asset value of $0.75                            --             --            --            372
(cost $320)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 2,155            951           737            372
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            2,155            951           737             372
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                   149             80           214             131
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                    32              6            74               4
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,086            453            98              46
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                101             72           104              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      56             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                      54             71             5              24
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                         677            269           242             167
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                               126,113         64,881       928,808         133,135
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                28,095          4,708       316,037           3,812
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                   905,600        370,738       392,927          59,124
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet             84,987         59,512       420,180              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                  46,991             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                  45,783         59,476        19,509          31,841
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                     556,530        216,977       960,294         212,351
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.18           1.23          0.23            0.99
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.16           1.23          0.23            0.97
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.20           1.22          0.25            0.78
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.19           1.22          0.25              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.19             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.18           1.20          0.24            0.77
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.22           1.24          0.25            0.79
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                                                                          T Rowe Price      T Rowe
                         Assets                            T Rowe Price   International   Price Ltd    T Rowe Price
                                                           Equity Income      Stock       Term Bond    MidCap Growth
---------------------------------------------------------- -------------- -------------- ------------- --------------
352,053 shares at net asset value of $22.34                        7,865             --            --             --
(cost $6,674)
---------------------------------------------------------- -------------- -------------- ------------- --------------
196,718 shares at net asset value of $13.44                           --          2,644            --             --
(cost $2,518)
---------------------------------------------------------- -------------- -------------- ------------- --------------
438,835 shares at net asset value of $4.98                            --             --         2,185             --
(cost $2,225)
---------------------------------------------------------- -------------- -------------- ------------- --------------
210,022 shares at net asset value of $23.55                           --             --            --          4,946
(cost $3,875)
---------------------------------------------------------- -------------- -------------- ------------- --------------
                      Total Assets                                 7,865          2,644         2,185          4,946
---------------------------------------------------------- -------------- -------------- ------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Payable to American National for policy terminations,                 --             --            --              --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Total Liabilities                                                     --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Net assets applicable to policyholders'                            7,865          2,644         2,185           4,946
---------------------------------------------------------- -------------- -------------- ------------- ---------------

---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                 2,705            831           673           2,268
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                   183             17            --             377
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                     1,853            780           343             404
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                353             21            88              49
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                     356              5            14             164
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                       2,415            990         1,067           1,684
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                             1,811,193        761,790       520,951       1,184,474
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                               144,745         21,271            --         257,389
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                 1,430,280      1,011,214       290,277         330,082
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet            274,122         27,953        75,196          40,613
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                      38             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                 278,963          6,618        11,873         136,767
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                   1,836,774      1,262,628       890,342       1,355,526
---------------------------------------------------------- -------------- -------------- ------------- ---------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest Variable Annuity II                                  1.49           1.09          1.29            1.91
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Variable Annuity                                  1.27           0.78            --            1.47
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Group Unallocated Variable Annuity                                 --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   Investrac Gold Annuitized Variable Annuity                         --             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - No Rider                      1.30           0.77          1.18            1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet               1.29           0.77          1.18            1.22
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 3% Roll-up                    1.28             --            --              --
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WealthQuest III Variable Annuity - 5% Roll-up                    1.27           0.76          1.16            1.20
---------------------------------------------------------- -------------- -------------- ------------- ---------------
---------------------------------------------------------- -------------- -------------- ------------- ---------------
   WQ III Group Unallocated Variable Annuity                        1.32           0.78          1.20            1.24
---------------------------------------------------------- -------------- -------------- ------------- ---------------

--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF NET ASSETS
                                              AS OF DECEMBER 31, 2004

                            (AMOUNTs IN THOUSANDS EXCEPT FOR UNIT AND SHARE INFORMATION)
                                               SEGREGATED SUBACCOUNTS

                         Assets                            Lazard Small      Lazard
                                                                Cap       Emerging Mkts
---------------------------------------------------------- -------------- --------------
57,812 shares at net asset value of $16.90                           977             --
(cost $663)
---------------------------------------------------------- -------------- --------------
26,534 shares at net asset value of $13.91                            --            369
(cost $240)
---------------------------------------------------------- -------------- --------------
                      Total Assets                                   977            369
---------------------------------------------------------- -------------- --------------
                       Liabilities
---------------------------------------------------------- -------------- --------------
Payable to American National for policy terminations,                 --             --
withdrawal payments and mortality and expense charges
---------------------------------------------------------- -------------- --------------
Total Liabilities                                                     --             --
---------------------------------------------------------- -------------- --------------
Net assets applicable to policyholders'                              977            369
---------------------------------------------------------- -------------- --------------

---------------------------------------------------------- -------------- --------------
Policyholders' Equity
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                   977            369
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Units Outstanding
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                               555,668        237,367
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------
Policyholders' Equity - Unit Value
---------------------------------------------------------- -------------- --------------
   WealthQuest Variable Annuity II                                  1.76           1.55
---------------------------------------------------------- -------------- --------------
   Investrac Gold Variable Annuity                                    --             --
---------------------------------------------------------- -------------- --------------
   Group Unallocated Variable Annuity                                 --             --
---------------------------------------------------------- -------------- --------------
   Investrac Gold Annuitized Variable Annuity                         --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - No Rider                        --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 6 - yr. Ratchet                 --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 3% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WealthQuest III Variable Annuity - 5% Roll-up                      --             --
---------------------------------------------------------- -------------- --------------
   WQ III Group Unallocated Variable Annuity                          --             --
---------------------------------------------------------- -------------- --------------
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                                                                                            Alger
                        Operations                              Alger                      Income and
                                                              Small Cap   Alger Growth      Growth
------------------------------------------------------------ ------------ -------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual         --             --             6
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 (1)            (3)           (5)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (1)            (7)           (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             (4)           (2)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (1)            (3)           (2)
------------------------------------------------------------
                Investment income (loss) - net                    (3)           (18)           (4)
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                10            (59)          (10)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net realized gains (losses) on investments                   10            (59)          (10)
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          72            163            96
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net gains (losses) on investments                            82            104            86
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from              79             86            82
operations
============================================================ ============ ============== =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                                                                                            Alger
                     Operations                                 Alger       Alger Mid     Leveraged
                                                              Balanced     Cap Growth      All Cap
------------------------------------------------------------ ------------ -------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual         25             --            --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 (4)            (4)           (1)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (7)            (3)           (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              (2)            (2)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (1)            (2)           (1)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (3)            (3)           (1)
------------------------------------------------------------
                Investment income (loss) - net                     8            (14)           (4)
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                65             73            (4)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net realized gains (losses) on investments                   65             73            (4)
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          66             84            57
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net gains (losses) on investments                           131            157            53
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from             139            143            49
operations
============================================================ ============ ============== =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                            Federated     Federated     Federated
                                                               Capital       US Gov't    High Income
                                                                Income         Bond          Bond
------------------------------------------------------------ ------------- ------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual          22            42           190
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                  (3)          (12)          (18)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --            --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --            --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (1)           --            (5)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               (1)           --            (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --            --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --            --            (1)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --            --            (2)
------------------------------------------------------------
                Investment income (loss) - net                     17            30           163
------------------------------------------------------------ ------------- ------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --             5            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                (11)            6            11
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------
     Net realized gains (losses) on investments                   (11)           11            11
------------------------------------------------------------ ------------- ------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           39           (19)           51
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------
     Net gains (losses) on investments                             28            (8)           62
------------------------------------------------------------ ------------- ------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               45            22           225
operations
============================================================ ============= ============= =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Federated      Federated
                                                                Growth
                                                                 Strat      Equity Income
------------------------------------------------------------ -------------- -------------- -----------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           --             15
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                  (13)            (5)
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --             (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   (1)            (3)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  (1)            --
------------------------------------------------------------
                Investment income (loss) - net                     (15)             6
------------------------------------------------------------ -------------- -------------- -----------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 (32)            (1)
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- -----------
     Net realized gains (losses) on investments                    (32)            (1)
------------------------------------------------------------ -------------- -------------- -----------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           217             88
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- -----------
     Net gains (losses) on investments                             185             87
------------------------------------------------------------ -------------- -------------- -----------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               170             93
operations
============================================================ ============== ============== ===========
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Fidelity        Fidelity      Fidelity     Fidelity
                                                             Growth and Inc   Equity Income     Growth     High Income
------------------------------------------------------------ -------------- --------------- ------------ ------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           --              35            7           20
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   --              --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               (1)            (30)         (35)          (3)
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --              --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --              --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   --              --           --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  --              --           --           --
------------------------------------------------------------
                Investment income (loss) - net                     (1)               5         (28)           17
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --               8           --           --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  (1)             (4)        (139)         (38)
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net realized gains (losses) on investments                     (1)              4         (139)         (38)
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation             4             195          209           40
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ------------ ------------
     Net gains (losses) on investments                               3             199           70            2
------------------------------------------------------------ -------------- --------------- ------------ ------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from                 2             204           42           19
operations
============================================================ ============== =============== ============ ============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Fidelity      Fidelity      Fidelity       Fidelity
                                                             Money Market    Overseas    Invest. Bond    Asset Mgr
------------------------------------------------------------ ------------- ------------- -------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           4             7             22            31
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                  --            --             --            (8)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               (5)           (8)            (7)           (7)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --            --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --            --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --            --             --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --            --             --            --
------------------------------------------------------------
                Investment income (loss) - net                     (1)           (1)            15            16
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --            --             16            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 --            (9)            12            (4)
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net realized gains (losses) on investments                    --            (9)            28            (4)
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           --            78            (29)           29
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------- -------------- -------------
     Net gains (losses) on investments                             --            69             (1)           25
------------------------------------------------------------ ------------- ------------- -------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               (1)           68             14            41
operations
============================================================ ============= ============= ============== =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                            Fidelity      Fidelity       Fidelity
                                                                                          Asset Mgr
                                                              Index 500    Contra Fund      Growth
------------------------------------------------------------ ------------ -------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual        124             21            25
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                (68)           (48)           (9)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (54)           (32)           (5)
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --            --
------------------------------------------------------------
                Investment income (loss) - net                     2            (60)           11
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments               (29)            87           (44)
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net realized gains (losses) on investments                  (29)            87           (44)
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation         830            775            76
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- -------------
     Net gains (losses) on investments                           801            862            32
------------------------------------------------------------ ------------ -------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from             803            802            43
operations
============================================================ ============ ============== =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Fidelity      Fidelity      Fidelity
                                                                            Growth Opp
                                                             Balanced Port     Port      MidCap Port
------------------------------------------------------------ -------------- ------------ -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual            2            8            --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   --          (18)           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                (1)          (1)          (12)
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --           --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   --           --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  --           --            --
------------------------------------------------------------
                Investment income (loss) - net                       1          (11)          (12)
------------------------------------------------------------ -------------- ------------ -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --           --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  (3)        (104)           61
------------------------------------------------------------

------------------------------------------------------------ -------------- ------------ -------------
     Net realized gains (losses) on investments                     (3)        (104)           61
------------------------------------------------------------ -------------- ------------ -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation             1          191           129
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- ------------ -------------
     Net gains (losses) on investments                              (2)          87           190
------------------------------------------------------------ -------------- ------------ -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from                (1)          76           178
operations
============================================================ ============== ============ =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Fidelity        Fidelity       Fidelity     Fidelity
                                                              Aggressive                      Asset Mgr     Contra
                                                               Growth II     Asset Mgr II     Growth II     Fund II
------------------------------------------------------------ -------------- --------------- -------------- ----------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           --              --             --          5
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   --              --             --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --              --             --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --              --             --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    --              --             --        (13)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                --              --             --         (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --              --             --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   --              --             --         (4)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  (2)             --             --         (5)
------------------------------------------------------------
                Investment income (loss) - net                      (2)             --             --        (19)
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --              --             --         --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  21              --             --         64
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net realized gains (losses) on investments                     21              --             --         64
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation            37              --             --        369
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- -------------- ----------
     Net gains (losses) on investments                              58              --             --        433
------------------------------------------------------------ -------------- --------------- -------------- ----------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from                56              --             --        414
operations
============================================================ ============== =============== ============== ==========
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Fidelity        Fidelity     Fidelity
                                                             Index 500 II   Growth Opp II   MidCap II
------------------------------------------------------------ -------------- --------------- ----------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           38               1         --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   --              --         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --              --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --              --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (10)             (1)       (12)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                (4)             --         (6)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   (7)             --         (2)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  (8)             (1)        (4)
------------------------------------------------------------
                Investment income (loss) - net                       9              (1)       (24)
------------------------------------------------------------ -------------- --------------- ----------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --              --         --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  51               6         70
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ----------
     Net realized gains (losses) on investments                     51               6         70
------------------------------------------------------------ -------------- --------------- ----------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           319              26        599
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- --------------- ----------
     Net gains (losses) on investments                             370              32        669
------------------------------------------------------------ -------------- --------------- ----------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               379              31        645
operations
============================================================ ============== =============== ==========
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                               AIM           AIM           AIM            AIM
                                                                              Health                     Small Co.
                                                              Dynamics      Sciences      Technology      Growth
------------------------------------------------------------ ------------ -------------- ------------- --------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual         --             --            --             --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --             --            --             --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --            --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --            --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             (1)           --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --            --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --            --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             (1)           (1)            (1)
------------------------------------------------------------
                Investment income (loss) - net                    --             (2)           (1)            (1)
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --            --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 6             20            10              2
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net realized gains (losses) on investments                    6             20            10              2
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           6             25            29             48
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ -------------- ------------- --------------
     Net gains (losses) on investments                            12             45            39             50
------------------------------------------------------------ ------------ -------------- ------------- --------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from              12             43            38             49
operations
============================================================ ============ ============== ============= ==============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             AIM Real     AIM Utilities  Invesco          AIM
                                                                                                         Financial
                                                                Estate                      Telecom        Svcs.
------------------------------------------------------------ -------------- -------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           15              3          --              2
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   --             --          --             --
------------------------------------------------------------
     Investrac Gold Variable Annuity                                --             --          --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --             --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (2)             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               (4)             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   --             --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (1)             --          --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 (3)             --          --            (1)
------------------------------------------------------------
                Investment income (loss) - net                       5              3          --              1
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          32             --          --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  83              2          19             14
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net realized gains (losses) on investments                    115              2          19             14
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           363             29         (21)             8
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ----------- --------------
     Net gains (losses) on investments                             478             31          (2)            22
------------------------------------------------------------ -------------- -------------- ----------- --------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               483             34          (2)            23
operations
============================================================ ============== ============== =========== ==============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                               MFS        MFS Capital    MFS              MFS
                                                               Emerging                                  Investors
                                                                Growth         Opport       Research       Trust
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual          --               6          17             12
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 (26)            (16)        (16)           (15)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --              --          --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --              --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --              --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --              (1)         (1)            (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --              --          --             (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --              --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (3)             (1)         (1)            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 (1)             (1)         --             (1)
------------------------------------------------------------
                Investment income (loss) - net                    (30)            (13)         (1)            (9)
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --              --          --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments               (289)           (149)        (71)           (29)
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                  (289)           (149)        (71)           (29)
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          598             329         283            223
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                            309             180         212            194
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from              279             167         211            185
operations
============================================================ ============= =============== =========== ==============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Van Eck       Van Eck
                                                                             Emerging
                                                             Hard Assets       Mkts
------------------------------------------------------------ ------------- -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual          --             3
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                  --            (7)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --            --
------------------------------------------------------------
                Investment income (loss) - net                     --            (4)
------------------------------------------------------------ ------------- -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                  3            17
------------------------------------------------------------

------------------------------------------------------------ ------------- -------------
     Net realized gains (losses) on investments                     3            17
------------------------------------------------------------ ------------- -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation            4           112
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- -------------
     Net gains (losses) on investments                              7           129
------------------------------------------------------------ ------------- -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from                7           125
operations
============================================================ ============= =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                            AN Growth        AN Equity     AN           AN Money
                                                                               Income       Balanced      Market
------------------------------------------------------------ ------------- --------------- ----------- --------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual          41             165          84             53
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 (12)            (50)        (15)           (16)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              (28)            (57)        (17)            (2)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --              --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             (1)         (1)            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (2)             (6)        (10)           (19)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --              (6)         (4)            (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --              --          (1)            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --              (2)         (2)            (2)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 (1)             (1)         (2)           (14)
------------------------------------------------------------
                Investment income (loss) - net                     (2)             42          32             (2)
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund         --              --          49             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                (76)            (46)         17             --
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net realized gains (losses) on investments                   (76)            (46)         66             --
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          281             735         101             --
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ----------- --------------
     Net gains (losses) on investments                            205             689         167             --
------------------------------------------------------------ ------------- --------------- ----------- --------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from              203             731         199             (2)
operations
============================================================ ============= =============== =========== ==============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                           AN Gov't Bond     AN High         AN            AN
                                                                                            Small/Mid   International
                                                                             Yield Bond        Cap         Stock
------------------------------------------------------------ -------------- -------------- ------------ -------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual           57             49           --             3
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                   (2)            (1)          (3)           (2)
------------------------------------------------------------
     Investrac Gold Variable Annuity                                (1)            --           (1)           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                             --             --           --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                     --             --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (10)            (4)          (1)           (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                (1)            --           (1)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                   (1)            --           --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   (2)            (1)          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                  (2)            (1)          (1)           --
------------------------------------------------------------
                Investment income (loss) - net                      38             42           (7)           (1)
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund          --             --           --            --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                 (46)            14          (14)            4
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net realized gains (losses) on investments                    (46)            14          (14)            4
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation           175             22           70            38
   of investments
------------------------------------------------------------

------------------------------------------------------------ -------------- -------------- ------------ -------------
     Net gains (losses) on investments                             129             36           56            42
------------------------------------------------------------ -------------- -------------- ------------ -------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from               167             78           49            41
operations
============================================================ ============== ============== ============ =============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                              T Rowe      T Rowe Price      T Rowe       T Rowe
                                                                Price                                       Price
                                                                Equity     International    Price Ltd      MidCap
                                                                Income         Stock        Term Bond      Growth
------------------------------------------------------------ ------------- --------------- ------------- ------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual         110              27            72           --
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                 (33)            (10)          (11)         (26)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               (2)             --            --           (5)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --              --            --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --              --            --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (17)             (8)           (4)          (4)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               (4)             --            (1)          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --              --            --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (5)             --            --           (2)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 (7)             (2)           (3)          (4)
------------------------------------------------------------
                Investment income (loss) - net                     42               7            53          (42)
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        166              --            --           --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                106              20           (18)          80
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net realized gains (losses) on investments                   272              20           (18)          80
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          610             254           (31)         654
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------- --------------- ------------- ------------
     Net gains (losses) on investments                            882             274           (49)         734
------------------------------------------------------------ ------------- --------------- ------------- ------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from              924             281             4          692
operations
============================================================ ============= =============== ============= ============
--------------------------------------------------------------------------------------------------------

                                AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                              STATEMENT OF OPERATIONS
                                            YEAR ENDED DECEMBER 31, 2004

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Operations                             Lazard        Lazard
                                                              Small Cap   Emerging Mkts
------------------------------------------------------------ ------------ --------------
Investment income (loss)
------------------------------------------------------------
   Investment income distributions from underlying mutual         --              3
   fund
------------------------------------------------------------
   Mortality and expense charges
------------------------------------------------------------
     WealthQuest Variable Annuity                                (13)            (5)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --             --
------------------------------------------------------------
                Investment income (loss) - net                   (13)            (2)
------------------------------------------------------------ ------------ --------------

------------------------------------------------------------
Realized and unrealized gains (losses) on investments - net
------------------------------------------------------------
   Realized gain distributions from underlying mutual fund        --             --
------------------------------------------------------------

------------------------------------------------------------
   Realized gains (losses) on sales of investments                76             47
------------------------------------------------------------

------------------------------------------------------------ ------------ --------------
     Net realized gains (losses) on investments                   76             47
------------------------------------------------------------ ------------ --------------

------------------------------------------------------------
   Net change in unrealized appreciation or depreciation          54             56
   of investments
------------------------------------------------------------

------------------------------------------------------------ ------------ --------------
     Net gains (losses) on investments                           130            103
------------------------------------------------------------ ------------ --------------

------------------------------------------------------------
Net increase (decrease) in net assets resulting from             117            101
operations
============================================================ ============ ==============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                              Alger        Alger      Alger
                                                                                        Income and
                                                               Small Cap     Growth      Growth
------------------------------------------------------------- ------------ ----------- -----------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                  (3)        (18)         (4)
-------------------------------------------------------------
   Net realized gains (losses) on investments                      10         (59)        (10)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     72         163          96
-------------------------------------------------------------

------------------------------------------------------------- ------------ ----------- -----------
Net increase (decrease) in net assets resulting from               79          86          82
operations
------------------------------------------------------------- ------------ ----------- -----------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     WealthQuest Variable Annuity                                   4           1           2
-------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
-------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   14          17           6
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet                2          --          15
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                   4          --           9
-------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                147         393         172
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     WealthQuest Variable Annuity                                 (47)       (104)        (20)
-------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
-------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    6         354          37
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               (4)         (3)         (3)
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (2)       (101)        (26)
-------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (16)        (83)        (94)
-------------------------------------------------------------

------------------------------------------------------------- ------------ ----------- -----------
Increase (decrease) in net assets from                            108         474          98
policy transactions
------------------------------------------------------------- ------------ ----------- -----------

-------------------------------------------------------------
Increase (decrease) in net assets                                 187         560         180
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                               431       1,739       1,056
------------------------------------------------------------- ------------ ----------- -----------

-------------------------------------------------------------
Net assets at the end of year                                     618       2,299       1,236
============================================================= ============ =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Alger        Alger Mid      Alger
                                                                                       Leveraged
                                                              Balanced   Cap Growth     All Cap
------------------------------------------------------------ ----------- ------------ ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 8          (14)          (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                    65           73           (4)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                66           84           57
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ------------
Net increase (decrease) in net assets resulting from            139          143           49
operations
------------------------------------------------------------ ----------- ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --           21           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 22           87            8
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             19            7           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --            6            1
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              310          306          110
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                45           --          (12)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 48           26         (135)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (6)          (9)          (2)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (37)          --          (37)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (82)        (238)         (33)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ------------
Increase (decrease) in net assets from                          319          206         (100)
policy transactions
------------------------------------------------------------ ----------- ------------ ------------

------------------------------------------------------------
Increase (decrease) in net assets                               458          349          (51)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           2,228        1,492          691
------------------------------------------------------------ ----------- ------------ ------------

------------------------------------------------------------
Net assets at the end of year                                 2,686        1,841          640
============================================================ =========== ============ ============

--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Federated    Federated    Federated
                                                               Capital     US Gov't    High Income
                                                                Income        Bond         Bond
------------------------------------------------------------ ------------- ----------- ------------
------------------------------------------------------------ ------------- ----------- ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                  17          30           163
------------------------------------------------------------
   Net realized gains (losses) on investments                     (11)         11            11
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  39         (19)           51
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ------------
Net increase (decrease) in net assets resulting from               45          22           225
operations
------------------------------------------------------------ ------------- ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  --           3             6
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --            52
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 59          --           267
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  (6)       (161)         (500)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  (51)         --           (43)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --            69
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (8)         --            12
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 (3)         --           (38)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- ------------
Increase (decrease) in net assets from                             (9)       (158)         (175)
policy transactions
------------------------------------------------------------ ------------- ----------- ------------

------------------------------------------------------------
Increase (decrease) in net assets                                  36        (136)           50
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               519       1,075         2,580
------------------------------------------------------------ ------------- ----------- ------------

------------------------------------------------------------
Net assets at the end of year                                     555         939         2,630
============================================================ ============= =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Federated    Federated
                                                                           Equity
                                                             Growth Strat    Income
------------------------------------------------------------ ------------- ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 (15)          6
------------------------------------------------------------
   Net realized gains (losses) on investments                     (32)         (1)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 217          88
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Net increase (decrease) in net assets resulting from              170          93
operations
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                   1           4
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   10          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --           2
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 94          67
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (146)         (7)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    5          73
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               (6)        (10)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  (4)         43
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (25)        (52)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Increase (decrease) in net assets from                            (71)        120
policy transactions
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                                  99         213
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             1,242         700
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                   1,341         913
============================================================ ============= =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                      Net Changes                           Fidelity     Fidelity      Fidelity    Fidelity
                                                                          Equity                   High
                                                          Growth and Inc    Income        Growth       Income
--------------------------------------------------------- ------------- ------------ ------------- -----------
--------------------------------------------------------- ------------- ------------ ------------- -----------
Operations
---------------------------------------------------------
   Investment income (loss) - net                               (1)           5           (28)         17
---------------------------------------------------------
   Net realized gains (losses) on investments                   (1)           4          (139)        (38)
---------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                                   4          195           209          40
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from             2          204            42          19
operations
--------------------------------------------------------- ------------- ------------ ------------- -----------

---------------------------------------------------------
Policy transactions
---------------------------------------------------------
   Policy purchase payments:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --            --          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                             9           79           148           3
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --            --          --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --            --          --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --            --          --
---------------------------------------------------------

---------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
---------------------------------------------------------
     WealthQuest Variable Annuity                               --           --            --          --
---------------------------------------------------------
     Investrac Gold Variable Annuity                            (8)        (385)         (144)       (107)
---------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --            --          --
---------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --            --          (1)
---------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --            --          --
---------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --            --          --
---------------------------------------------------------
     Group Unallocated Variable Annuity Registered              --           --            --          --
---------------------------------------------------------

--------------------------------------------------------- ------------- ------------ ------------- -----------
Increase (decrease) in net assets from                           1         (306)            4        (105)
policy transactions
--------------------------------------------------------- ------------- ------------ ------------- -----------

---------------------------------------------------------
Increase (decrease) in net assets                                3         (102)           46         (86)
---------------------------------------------------------

---------------------------------------------------------
Net assets at the beginning of year                             55        2,275         2,468         305
--------------------------------------------------------- ------------- ------------ ------------- -----------

---------------------------------------------------------
Net assets at the end of year                                   58        2,173         2,514         219
========================================================= ============= ============ ============= ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                            Fidelity    Fidelity   Fidelity     Fidelity
                                                                 Money                Invest.
                                                                Market     Overseas      Bond      Asset Mgr
------------------------------------------------------------- ------------ ---------- ----------- ------------
------------------------------------------------------------- ------------ ---------- ----------- ------------
Operations
-------------------------------------------------------------
   Investment income (loss) - net                                  (1)        (1)         15           16
-------------------------------------------------------------
   Net realized gains (losses) on investments                      --         (9)         28           (4)
-------------------------------------------------------------
   Net change in unrealized appreciation or depreciation of
   investments                                                     --         78         (29)          29
-------------------------------------------------------------

------------------------------------------------------------- ------------ ---------- ----------- ------------
Net increase (decrease) in net assets resulting from               (1)        68          14           41
operations
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
Policy transactions
-------------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------------
     WealthQuest Variable Annuity                                  --         --          --            8
-------------------------------------------------------------
     Investrac Gold Variable Annuity                                4         24           8            5
-------------------------------------------------------------
     Group Unallocated Variable Annuity                            --         --          --           --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --         --          --           --
-------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --         --          --           --
-------------------------------------------------------------

-------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-------------------------------------------------------------
     WealthQuest Variable Annuity                                  --         --          --          (94)
-------------------------------------------------------------
     Investrac Gold Variable Annuity                               (8)        26        (225)         (37)
-------------------------------------------------------------
     Group Unallocated Variable Annuity                            --         --          --           --
-------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --         (1)         --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --         --          --           --
-------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --         --          --           --
-------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --         --          --           --
-------------------------------------------------------------

------------------------------------------------------------- ------------ ---------- ----------- ------------
Increase (decrease) in net assets from                             (4)        49        (217)        (118)
policy transactions
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
Increase (decrease) in net assets                                  (5)       117        (203)         (77)
-------------------------------------------------------------

-------------------------------------------------------------
Net assets at the beginning of year                               369        518         592        1,173
------------------------------------------------------------- ------------ ---------- ----------- ------------

-------------------------------------------------------------
Net assets at the end of year                                     364        635         389        1,096
============================================================= ============ ========== =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                            Fidelity    Fidelity    Fidelity
                                                                           Contra      Asset Mgr
                                                              Index 500       Fund       Growth
------------------------------------------------------------ ------------- ----------- -----------
------------------------------------------------------------ ------------- ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                   2         (60)         11
------------------------------------------------------------
   Net realized gains (losses) on investments                     (29)         87         (44)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 830         775          76
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Net increase (decrease) in net assets resulting from              803         802          43
operations
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  38          33           7
------------------------------------------------------------
     Investrac Gold Variable Annuity                              168         117          17
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --          --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (650)       (541)       (108)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (460)       (151)        (35)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          (3)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --          --          --
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Increase (decrease) in net assets from                           (904)       (545)       (119)
policy transactions
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                                (101)        257         (76)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             9,523       6,172       1,068
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                   9,422       6,429         992
============================================================ ============= =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Fidelity      Fidelity    Fidelity
                                                             Balanced     Growth Opp   MidCap
                                                                Port         Port        Port
------------------------------------------------------------ ----------- ------------- ----------
------------------------------------------------------------ ----------- ------------- ----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 1           (11)       (12)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (3)         (104)        61
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 1           191        129
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------
Net increase (decrease) in net assets resulting from             (1)           76        178
operations
------------------------------------------------------------ ----------- ------------- ----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --            12         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              3            --         27
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --            --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --            --         --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --          (239)        --
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (26)          (21)      (118)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --            --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --            --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --            --         --
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------
Increase (decrease) in net assets from                          (23)         (248)       (91)
policy transactions
------------------------------------------------------------ ----------- ------------- ----------

------------------------------------------------------------
Increase (decrease) in net assets                               (24)         (172)        87
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              45         1,577        832
------------------------------------------------------------ ----------- ------------- ----------

------------------------------------------------------------
Net assets at the end of year                                    21         1,405        919
============================================================ =========== ============= ==========
--------------------------------------------------------------------------------------------------------

                              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                      STATEMENT OF CHANGES IN NET ASSETS
                                         YEAR ENDED DECEMBER 31, 2004

                                            (AMOUNTS IN THOUSANDS)
                                            SEGREGATED SUBACCOUNTS

                        Net Changes                           Fidelity     Fidelity     Fidelity     Fidelity
                                                             Aggressive    Asset Mgr    Asset Mgr     Contra
                                                              Growth II       II        Growth II     Fund II
------------------------------------------------------------ ------------ ------------ ------------ ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 (2)          --           --          (19)
------------------------------------------------------------
   Net realized gains (losses) on investments                     21           --           --           64
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation                       --           --
   of investments                                                 37                                    369
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ------------ ------------
Net increase (decrease) in net assets resulting from              56           --           --          414
operations
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --           --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --           --           --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  13           --           --           85
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --           --           --            6
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --           --           --           13
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               244            1           --          610
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --           --           --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --           --           --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --           --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  22           --           --          399
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --           --           --           (5)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --           --           --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --           --           --           (1)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               (91)          --           --         (109)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ------------ ------------
Increase (decrease) in net assets from                           188            1           --          998
policy transactions
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
Increase (decrease) in net assets                                244            1           --        1,412
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              434            4            3        2,235
------------------------------------------------------------ ------------ ------------ ------------ ------------

------------------------------------------------------------
Net assets at the end of year                                    678            5            3        3,647
============================================================ ============ ============ ============ ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Fidelity     Fidelity    Fidelity
                                                               Index     Growth Opp
                                                               500 II        II       MidCap II
------------------------------------------------------------ ----------- ------------ -----------
------------------------------------------------------------ ----------- ------------ -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 9           (1)        (24)
------------------------------------------------------------
   Net realized gains (losses) on investments                    51            6          70
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               319           26         599
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Net increase (decrease) in net assets resulting from            379           31         645
operations
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --           --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 30            6          56
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              1           --          10
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                16           --           3
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              995          199         391
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --           --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                262           19         686
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (6)          --          83
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (56)          --          27
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (210)         (51)        104
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Increase (decrease) in net assets from                        1,032          173       1,360
policy transactions
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Increase (decrease) in net assets                             1,411          204       2,005
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           3,095          304       1,825
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Net assets at the end of year                                 4,506          508       3,830
============================================================ =========== ============ ===========
--------------------------------------------------------------------------------------------------------

                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED DECEMBER 31, 2004

                                             (AMOUNTS IN THOUSANDS)
                                             SEGREGATED SUBACCOUNTS

                       Net Changes                          AIM             AIM           AIM           AIM
                                                                           Health                     Small Co.
                                                            Dynamics     Sciences     Technology       Growth
----------------------------------------------------------- ---------- -------------- ------------ ---------------
Operations
-----------------------------------------------------------
   Investment income (loss) - net                              --             (2)          (1)             (1)
-----------------------------------------------------------
   Net realized gains (losses) on investments                   6             20           10               2
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               6             25           29              48
-----------------------------------------------------------

----------------------------------------------------------- ---------- -------------- ------------ ---------------
Net increase (decrease) in net assets resulting from           12             43           38              49
operations
----------------------------------------------------------- ---------- -------------- ------------ ---------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity                              --             --           --              --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                           --             --           --              --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                        --             --           --              --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --             --           --              --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                6              2           14              11
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           --             --           --               1
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --             --           --              --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --              4           --              --
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             19            137          119             226
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity                              --             --           --              --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                           --             --           --              --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                        --             --           --              --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                --             --           --              --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               --             (1)         (20)              8
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet           (8)            (1)          32              --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup              --             --           --              --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              --             15           --              --
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (19)         (127)          103             (31)
-----------------------------------------------------------

----------------------------------------------------------- ---------- -------------- ------------ ---------------
Increase (decrease) in net assets from                         (2)            29          248             215
policy transactions
----------------------------------------------------------- ---------- -------------- ------------ ---------------

-----------------------------------------------------------
Increase (decrease) in net assets                              10             72          286             264
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                            82            527          307             191
----------------------------------------------------------- ---------- -------------- ------------ ---------------

-----------------------------------------------------------
Net assets at the end of year                                  92            599          593             455
=========================================================== ========== ============== ============ ===============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                     Net Changes                          AIM Real    AIM Utilities  Invesco         AIM
                                                                                                  Financial
                                                         Estate Opp                   Telecom       Svcs.
------------------------------------------------------- ------------- -------------- ---------- --------------
Operations
-------------------------------------------------------
   Investment income (loss) - net                              5              3         --              1
-------------------------------------------------------
   Net realized gains (losses) on investments                115              2         19             14
-------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                               363             29        (21)             8
-------------------------------------------------------

------------------------------------------------------- ------------- -------------- ---------- --------------
Net increase (decrease) in net assets resulting from         483             34         (2)            23
operations
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Policy transactions
-------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------
     WealthQuest Variable Annuity                             --             --         --             --
-------------------------------------------------------
     Investrac Gold Variable Annuity                          --             --         --             --
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --             --         --             --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              39             --          1             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          --             --         --              3
-------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --             --          1              2
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           308             54         21             85
-------------------------------------------------------

-------------------------------------------------------
   Policy terminations, withdrawal payments and
   charges:
-------------------------------------------------------
     WealthQuest Variable Annuity                             --             --         --             --
-------------------------------------------------------
     Investrac Gold Variable Annuity                          --             --         --             --
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --             --         --             --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              64              5        (29)            (1)
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          50             --        (32)            --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             17             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (4)            --         (6)           (12)
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered             5             24       (139)           (64)
-------------------------------------------------------

------------------------------------------------------- ------------- -------------- ---------- --------------
Increase (decrease) in net assets from                       479             83       (183)            13
policy transactions
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Increase (decrease) in net assets                            962            117       (185)            36
-------------------------------------------------------

-------------------------------------------------------
Net assets at the beginning of year                        1,120             95        185            287
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Net assets at the end of year                              2,082            212         --            323
======================================================= ============= ============== ========== ==============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                       Net Changes                             MFS      MFS Capital   MFS             MFS
                                                            Emerging                               Investors
                                                             Growth        Opport      Research      Trust
---------------------------------------------------------- ------------ ------------- ----------- ------------
---------------------------------------------------------- ------------ ------------- ----------- ------------
Operations
----------------------------------------------------------
   Investment income (loss) - net                              (30)          (13)         (1)          (9)
----------------------------------------------------------
   Net realized gains (losses) on investments                 (289)         (149)        (71)         (29)
----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              598           329         283          223
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------- ----------- ------------
Net increase (decrease) in net assets resulting from           279           167         211          185
operations
---------------------------------------------------------- ------------ ------------- ----------- ------------

----------------------------------------------------------
Policy transactions
----------------------------------------------------------
   Policy purchase payments:
----------------------------------------------------------
     WealthQuest Variable Annuity                                4             2           1            6
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --            --          --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --            --          --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --            --          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 3             4          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --            --          --            1
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --            --          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                6             6          --            3
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered              76            78          34           72
----------------------------------------------------------

----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
----------------------------------------------------------
     WealthQuest Variable Annuity                             (292)         (158)       (148)        (153)
----------------------------------------------------------
     Investrac Gold Variable Annuity                            --            --          --           --
----------------------------------------------------------
     Group Unallocated Variable Annuity                         --            --          --           --
----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --            --          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                (5)          (27)         (2)          44
----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --            --          --            9
----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --            --          --           --
----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup              (11)           (6)        (37)          24
----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (40)           --         (21)         (57)
----------------------------------------------------------

---------------------------------------------------------- ------------ ------------- ----------- ------------
Increase (decrease) in net assets from                        (259)         (101)       (173)         (51)
policy transactions
---------------------------------------------------------- ------------ ------------- ----------- ------------

----------------------------------------------------------
Increase (decrease) in net assets                               20            66          38          134
----------------------------------------------------------

----------------------------------------------------------
Net assets at the beginning of year                          2,591         1,583       1,585        1,858
---------------------------------------------------------- ------------ ------------- ----------- ------------

----------------------------------------------------------
Net assets at the end of year                                2,611         1,649       1,623        1,992
========================================================== ============ ============= =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets       Mkts
------------------------------------------------------------ ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                --          (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                     3          17
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 4         112
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Net increase (decrease) in net assets resulting from              7         125
operations
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --           3
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (3)        (64)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Increase (decrease) in net assets from                           (3)        (61)
policy transactions
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                                 4          64
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              41         543
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                    45         607
============================================================ =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          AN Growth   AN Equity   AN            AN Money
                                                                           Income     Balanced      Market
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                (2)         42          32            (2)
------------------------------------------------------------
   Net realized gains (losses) on investments                   (76)        (46)         66            --
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               281         735         101            --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
Net increase (decrease) in net assets resulting from            203         731         199           (2)
operations
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                14           8           3            --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             63         107          41             1
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                102         161         351         3,193
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              3           8           1           101
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --           6           277
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              120         100         218         1,836
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (219)       (303)       (203)         (318)
------------------------------------------------------------
     Investrac Gold Variable Annuity                           (271)       (391)        (99)          (82)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          (3)         (3)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 90          99         178        (4,929)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              1         (34)        (53)            9
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          13         (39)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          20          88          (342)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               59          (6)        (39)       (1,333)
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
Increase (decrease) in net assets from                          (38)       (221)        450        (1,587)
policy transactions
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Increase (decrease) in net assets                               165         510         649        (1,589)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           3,334       9,429       3,748         7,958
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Net assets at the end of year                                 3,499       9,939       4,397         6,369
============================================================ =========== =========== =========== =============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                       Net Changes                          AN Gov't      AN High    AN               AN
                                                                                     Small/Mid   International
                                                               Bond     Yield Bond      Cap         Stock
----------------------------------------------------------- ----------- ------------ ----------- -------------
Operations
-----------------------------------------------------------
   Investment income (loss) - net                               38           42          (7)           (1)
-----------------------------------------------------------
   Net realized gains (losses) on investments                  (46)          14         (14)            4
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                              175           22          70            38
-----------------------------------------------------------

----------------------------------------------------------- ----------- ------------ ----------- -------------
Net increase (decrease) in net assets resulting from           167           78          49            41
operations
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity                                3           --          --            --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                            --           --          --            --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --            --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               287           98          17            15
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            --            1          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               --           --          --             6
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             303          135         103            69
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity                             (187)           3         (29)           (1)
-----------------------------------------------------------
     Investrac Gold Variable Annuity                          (162)         (13)        (28)           --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                         --           --          --            --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                 --           --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider               224           56          19            18
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (5)          69          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (4)          --          --            --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             (181)           5           4            --
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered            (270)         (10)        (12)           10
-----------------------------------------------------------

----------------------------------------------------------- ----------- ------------ ----------- -------------
Increase (decrease) in net assets from                           8          344          74           117
policy transactions
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
Increase (decrease) in net assets                              175          422         123           158
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                          1,980          529         614           214
----------------------------------------------------------- ----------- ------------ ----------- -------------

-----------------------------------------------------------
Net assets at the end of year                                2,155          951         737           372
=========================================================== =========== ============ =========== =============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                            T Rowe       T Rowe      T Rowe       T Rowe
                                                               Price        Price                    Price
                                                               Equity    International Price Ltd     MidCap
                                                               Income       Stock      Term Bond     Growth
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                42            7          53          (42)
------------------------------------------------------------
   Net realized gains (losses) on investments                   272           20         (18)          80
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               610          254         (31)         654
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            924          281           4          692
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                23            3           1           29
------------------------------------------------------------
     Investrac Gold Variable Annuity                              3           --          --           19
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                134           72           9           88
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             28           --           5            1
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                10           --           1           10
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              910          440         492          576
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (272)         (51)       (376)        (139)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             16           --          --          (13)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                269          323         (27)         (15)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              1           --          (6)          (7)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (20)           5         (35)          10
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (128)           6        (140)          44
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                          974          798         (76)         603
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Increase (decrease) in net assets                             1,898        1,079         (72)       1,295
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           5,967        1,565       2,257        3,651
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Net assets at the end of year                                 7,865        2,644       2,185        4,946
============================================================ =========== ============ =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2004

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Lazard      Lazard
                                                                         Emerging
                                                             Small Cap      Mkts
------------------------------------------------------------ ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                               (13)         (2)
------------------------------------------------------------
   Net realized gains (losses) on investments                    76          47
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                54          56
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Net increase (decrease) in net assets resulting from            117         101
operations
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 2           1
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (223)        (89)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Increase (decrease) in net assets from                         (221)        (88)
policy transactions
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                              (104)         13
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           1,081         356
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                   977         369
============================================================ =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Alger          Alger     Alger
                                                                                      Income and
                                                             Small Cap     Growth       Growth
------------------------------------------------------------ ----------- ------------ -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                (2)         (14)         (6)
------------------------------------------------------------
   Net realized gains (losses) on investments                    16          (28)       (146)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                89          393         359
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Net increase (decrease) in net assets resulting from            103          351         207
operations
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --            1           2
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  1           17           7
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --            1          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              179          393         152
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (1)          48          66
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 13            5          (5)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (3)           1          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (33)          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 0          (38)        (34)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (27)         (26)        (39)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Increase (decrease) in net assets from                          129          402         149
policy transactions
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Increase (decrease) in net assets                               232          753         356
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             199          986         700
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Net assets at the end of year                                   431        1,739       1,056
============================================================ =========== ============ ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Alger          Alger     Alger
                                                                           Mid Cap    Leveraged
                                                              Balanced     Growth      All Cap
------------------------------------------------------------ ----------- ------------ -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                15           (8)         (5)
------------------------------------------------------------
   Net realized gains (losses) on investments                    (8)         (59)        (28)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               263          420         156
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Net increase (decrease) in net assets resulting from            270          353         123
operations
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 1           60          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 42           53          20
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             38           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --           --           1
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              350          183         136
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                               152         (170)         20
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                111           36           9
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (6)         (26)          8
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                29            8          10
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (36)         184          41
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ -----------
Increase (decrease) in net assets from                          681          328         244
policy transactions
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Increase (decrease) in net assets                               951          681         367
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           1,277          811         324
------------------------------------------------------------ ----------- ------------ -----------

------------------------------------------------------------
Net assets at the end of year                                 2,228        1,492         691
============================================================ =========== ============ ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Federated    Federated   Federated
                                                                           Capital     US Gov't
                                                             International   Income       Bond
------------------------------------------------------------ ------------- ----------- -----------
------------------------------------------------------------ ------------- ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                  --          25          34
------------------------------------------------------------
   Net realized gains (losses) on investments                      18         (53)         46
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  12         111         (65)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Net increase (decrease) in net assets resulting from               30          83          15
operations
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  --           1           3
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                    1          42          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 30          43          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  --         (66)       (775)
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (5)        (13)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --         (15)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 (34)         --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                (95)        (18)         --
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Increase (decrease) in net assets from                           (103)        (26)       (772)
policy transactions
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                                 (73)         57        (757)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                                73         462       1,832
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                      --         519       1,075
============================================================ ============= =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Federated    Federated   Federated
                                                             High Income   Growth      Equity
                                                                 Bond        Strat       Income
------------------------------------------------------------ ------------- ----------- -----------
------------------------------------------------------------ ------------- ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 125         (12)          2
------------------------------------------------------------
   Net realized gains (losses) on investments                     (41)       (115)        (34)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 325         465         153
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Net increase (decrease) in net assets resulting from              409         338         121
operations
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                   3           1           2
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   69           1          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          35          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                290          47         112
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (319)       (132)         --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               --          --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   (2)         --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --          (9)         19
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --          --           9
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 25           4        (126)
------------------------------------------------------------

------------------------------------------------------------ ------------- ----------- -----------
Increase (decrease) in net assets from                             66         (53)         15
policy transactions
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                                 475         285         136
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             2,105         957         564
------------------------------------------------------------ ------------- ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                   2,580       1,242         700
============================================================ ============= =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Fidelity    Fidelity      Fidelity    Fidelity
                                                             Growth and    Equity                    High
                                                               Income      Income       Growth       Income
------------------------------------------------------------ ----------- ----------- ------------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                --           9           (26)         16
------------------------------------------------------------
   Net realized gains (losses) on investments                   (12)       (125)         (307)        (38)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                29         613           947          84
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------- -----------
Net increase (decrease) in net assets resulting from             17         497           614          62
operations
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --          --            --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              2          34           111           2
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --            --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --            --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --            --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --          --            --          --
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (52)       (256)         (340)        (11)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          (4)           (6)         (8)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --            --          (1)
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --            --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --            --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --            --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ------------- -----------
Increase (decrease) in net assets from                          (50)       (226)         (235)        (18)
policy transactions
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                               (33)        271           379          44
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              88       2,004         2,089         261
------------------------------------------------------------ ----------- ----------- ------------- -----------

------------------------------------------------------------
Net assets at the end of year                                    55       2,275         2,468         305
============================================================ =========== =========== ============= ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Fidelity     Fidelity    Fidelity    Fidelity
                                                                Money                  Invest.
                                                               Market      Overseas      Bond      Asset Mgr
------------------------------------------------------------ ------------ ------------ ---------- ------------
------------------------------------------------------------ ------------ ------------ ---------- ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 (1)          (2)        14           30
------------------------------------------------------------
   Net realized gains (losses) on investments                     --          (11)        23          (25)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 --          162        (16)         189
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ---------- ------------
Net increase (decrease) in net assets resulting from              (1)         149         21          194
operations
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --           --         --            5
------------------------------------------------------------
     Investrac Gold Variable Annuity                               8           22         17            6
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --           --         --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --           --         --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --           --         --           --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --           --         --         (285)
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (210)          (2)       (10)         (87)
------------------------------------------------------------
     Group Unallocated Variable Annuity                          (11)          --         (5)          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --           (1)        --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --           --         --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --           --         --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --           --         --           --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------ ---------- ------------
Increase (decrease) in net assets from                          (213)          19          2         (361)
policy transactions
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
Increase (decrease) in net assets                               (214)         168         23         (167)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              583          350        569        1,340
------------------------------------------------------------ ------------ ------------ ---------- ------------

------------------------------------------------------------
Net assets at the end of year                                    369          518        592        1,173
============================================================ ============ ============ ========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                            Fidelity     Fidelity    Fidelity
                                                                                        Asset Mgr
                                                              Index 500    Contra Fund    Growth
------------------------------------------------------------ ------------- ------------ -----------
------------------------------------------------------------ ------------- ------------ -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                  22          (47)         19
------------------------------------------------------------
   Net realized gains (losses) on investments                    (371)        (153)        (90)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               2,435        1,558         289
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------ -----------
Net increase (decrease) in net assets resulting from            2,086        1,358         218
operations
------------------------------------------------------------ ------------- ------------ -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  43            6           6
------------------------------------------------------------
     Investrac Gold Variable Annuity                              164          102          19
------------------------------------------------------------
     Group Unallocated Variable Annuity                            --           --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --           --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (1,004)        (731)       (226)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             (402)        (126)        (35)
------------------------------------------------------------
     Group Unallocated Variable Annuity                            (2)          (2)         (2)
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                    --           (2)         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet               --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                  --           --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                  --           --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                 --           --          --
------------------------------------------------------------

------------------------------------------------------------ ------------- ------------ -----------
Increase (decrease) in net assets from                         (1,201)        (753)       (238)
policy transactions
------------------------------------------------------------ ------------- ------------ -----------

------------------------------------------------------------
Increase (decrease) in net assets                                 885          605         (20)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             8,638        5,567       1,088
------------------------------------------------------------ ------------- ------------ -----------

------------------------------------------------------------
Net assets at the end of year                                   9,523        6,172       1,068
============================================================ ============= ============ ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Fidelity      Fidelity    Fidelity
                                                              Balanced     Growth Opp   MidCap
                                                                Port          Port        Port
------------------------------------------------------------ ------------ ------------- ---------
------------------------------------------------------------ ------------ ------------- ---------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 --            (5)       (6)
------------------------------------------------------------
   Net realized gains (losses) on investments                     (1)         (138)        3
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                  6           472       212
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ---------
Net increase (decrease) in net assets resulting from               5           329       209
operations
------------------------------------------------------------ ------------ ------------- ---------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --             4        --
------------------------------------------------------------
     Investrac Gold Variable Annuity                               4             4        25
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --        --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --            --        --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --            --        --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --           (14)       --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              (3)            6        28
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --        --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --            --        --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --            --        --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --            --        --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ---------
Increase (decrease) in net assets from                             1            --        53
policy transactions
------------------------------------------------------------ ------------ ------------- ---------

------------------------------------------------------------
Increase (decrease) in net assets                                  6           329       262
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               39         1,248       570
------------------------------------------------------------ ------------ ------------- ---------

------------------------------------------------------------
Net assets at the end of year                                     45         1,577       832
============================================================ ============ ============= =========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           Fidelity    Fidelity    Fidelity     Fidelity
                                                             Aggressive   Asset       Asset Mgr     Contra
                                                              Growth II   Manager II  Growth II     Fund II
------------------------------------------------------------ ------------ ----------- ----------- ------------
------------------------------------------------------------ ------------ ----------- ----------- ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                 (1)         --          --          (10)
------------------------------------------------------------
   Net realized gains (losses) on investments                     (9)         --          --            1
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                 62          --           1          397
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
Net increase (decrease) in net assets resulting from              52          --           1          388
operations
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --          --          --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   1          --          --           43
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --          --          --           70
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               271          --          --          540
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 --          --          --           --
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --          --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --          --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --          --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  13          --          --           39
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --          --          --           48
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --          --          --          (53)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --          --          --            9
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                25          --          --          (39)
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------- ----------- ------------
Increase (decrease) in net assets from                           310          --          --          657
policy transactions
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
Increase (decrease) in net assets                                362          --           1        1,045
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                               72           4           2        1,190
------------------------------------------------------------ ------------ ----------- ----------- ------------

------------------------------------------------------------
Net assets at the end of year                                    434           4           3        2,235
============================================================ ============ =========== =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                       Net Changes                           Fidelity      Fidelity    Fidelity
                                                             Index 500      Growth
                                                                II          Opp II     MidCap II
----------------------------------------------------------- ------------ ------------- -----------
----------------------------------------------------------- ------------ ------------- -----------
Operations
-----------------------------------------------------------
   Investment income (loss) - net                                 1            --          (8)
-----------------------------------------------------------
   Net realized gains (losses) on investments                    52            (5)        100
-----------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               488            54         309
-----------------------------------------------------------

----------------------------------------------------------- ------------ ------------- -----------
Net increase (decrease) in net assets resulting from            541            49         401
operations
----------------------------------------------------------- ------------ ------------- -----------

-----------------------------------------------------------
Policy transactions
-----------------------------------------------------------
   Policy purchase payments:
-----------------------------------------------------------
     WealthQuest Variable Annuity                                --            --          --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                             --            --          --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 56            --          49
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             10            --          63
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --            --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --            --           2
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered            1,169           139         469
-----------------------------------------------------------

-----------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
-----------------------------------------------------------
     WealthQuest Variable Annuity                                --            --          --
-----------------------------------------------------------
     Investrac Gold Variable Annuity                             --            --          --
-----------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --
-----------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --
-----------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 86            15          52
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             12            --         202
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (68)           --          (1)
-----------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (19)           --           3
-----------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (321)          (38)        (25)
-----------------------------------------------------------

----------------------------------------------------------- ------------ ------------- -----------
Increase (decrease) in net assets from                          925           116         814
policy transactions
----------------------------------------------------------- ------------ ------------- -----------

-----------------------------------------------------------
Increase (decrease) in net assets                             1,466           165       1,215
-----------------------------------------------------------

-----------------------------------------------------------
Net assets at the beginning of year                           1,629           139         610
----------------------------------------------------------- ------------ ------------- -----------

-----------------------------------------------------------
Net assets at the end of year                                 3,095           304       1,825
=========================================================== ============ ============= ===========
--------------------------------------------------------------------------------------------------------

                                 AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                         STATEMENT OF CHANGES IN NET ASSETS
                                            YEAR ENDED DECEMBER 31, 2003

                                               (AMOUNTS IN THOUSANDS)
                                               SEGREGATED SUBACCOUNTS

                        Net Changes                          AIM          AIM Health         AIM       AIM Small Co.
                                                              Dynamics     Sciences      Technology        Growth
------------------------------------------------------------ ----------- -------------- -------------- ---------------
------------------------------------------------------------ ----------- -------------- -------------- ---------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                --             (1)           (1)             (1)
------------------------------------------------------------
   Net realized gains (losses) on investments                     4             26            (28)             35
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                21             63             28               7
------------------------------------------------------------

------------------------------------------------------------ ----------- -------------- -------------- ---------------
Net increase (decrease) in net assets resulting from             25             88             (1)             41
operations
------------------------------------------------------------ ----------- -------------- -------------- ---------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --             --             --              --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --             --             --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --             --             --              --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --             --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --             19             24              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --             --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --             --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --              3             --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               27            155            168             136
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --             --             --              --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --             --             --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --             --             --              --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --             --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 (1)            12             (2)             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (3)            --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --             --             --              --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --              5             --              --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              (56)            20             45             (69)
------------------------------------------------------------

------------------------------------------------------------ ----------- -------------- -------------- ---------------
Increase (decrease) in net assets from                          (33)           214            235              67
policy transactions
------------------------------------------------------------ ----------- -------------- -------------- ---------------

------------------------------------------------------------
Increase (decrease) in net assets                                (8)           302            234             108
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              90            225             73              83
------------------------------------------------------------ ----------- -------------- -------------- ---------------

------------------------------------------------------------
Net assets at the end of year                                    82            527            307             191
============================================================ =========== ============== ============== ===============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                     Net Changes                          AIM Real    AIM Utilities  Invesco         AIM
                                                                                                  Financial
                                                         Estate Opp                   Telecom       Svcs.
------------------------------------------------------- ------------- -------------- ---------- --------------
------------------------------------------------------- ------------- -------------- ---------- --------------
Operations
-------------------------------------------------------
   Investment income (loss) - net                             12              1         --             --
-------------------------------------------------------
   Net realized gains (losses) on investments                 15             --         (6)            18
-------------------------------------------------------
   Net change in unrealized appreciation or
   depreciation of investments                               166             11         37             38
-------------------------------------------------------

------------------------------------------------------- ------------- -------------- ---------- --------------
Net increase (decrease) in net assets resulting from         193             12         31             56
operations
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Policy transactions
-------------------------------------------------------
   Policy purchase payments:
-------------------------------------------------------
     WealthQuest Variable Annuity                             --             --         --             --
-------------------------------------------------------
     Investrac Gold Variable Annuity                          --             --         --             --
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --             --         --             --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              50              6         21             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet          --             --         --              6
-------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             35             --          1              3
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered           420             51         62             91
-------------------------------------------------------

-------------------------------------------------------
   Policy terminations, withdrawal payments and
   charges:
-------------------------------------------------------
     WealthQuest Variable Annuity                             --             --         --             --
-------------------------------------------------------
     Investrac Gold Variable Annuity                          --             --         --             --
-------------------------------------------------------
     Group Unallocated Variable Annuity                       --             --         --             --
-------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity               --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider              42             --         --             15
-------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet         228             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup             --             --         --             --
-------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup             --             --          3              5
-------------------------------------------------------
     Group Unallocated Variable Annuity Registered             3             (1)         5             (9)
-------------------------------------------------------

------------------------------------------------------- ------------- -------------- ---------- --------------
Increase (decrease) in net assets from                       778             56         92            111
policy transactions
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Increase (decrease) in net assets                            971             68        123            167
-------------------------------------------------------

-------------------------------------------------------
Net assets at the beginning of year                          149             27         62            120
------------------------------------------------------- ------------- -------------- ---------- --------------

-------------------------------------------------------
Net assets at the end of year                              1,120             95        185            287
======================================================= ============= ============== ========== ==============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          MFS             MFS      MFS             MFS
                                                             Emerging      Capital                 Investors
                                                               Growth      Opport      Research      Trust
------------------------------------------------------------ ----------- ------------ ----------- ------------
------------------------------------------------------------ ----------- ------------ ----------- ------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                               (27)         (14)         (7)          (9)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (353)        (368)        (89)        (159)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               933          705         401          476
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
Net increase (decrease) in net assets resulting from            553          323         305          308
operations
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 2            1          --            1
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  4           14          --           28
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --           --          --            1
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --           --          --            2
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               75           53          35          155
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                               (35)        (292)        (83)        (269)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --           --          --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --           --          --           --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 (3)           1         (14)         191
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (2)          21          --            8
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --           --          --           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --           (2)         --           --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               40          (14)        (67)          (2)
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------ ----------- ------------
Increase (decrease) in net assets from                           81         (218)       (129)         115
policy transactions
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Increase (decrease) in net assets                               634          105         176          423
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           1,957        1,478       1,409        1,435
------------------------------------------------------------ ----------- ------------ ----------- ------------

------------------------------------------------------------
Net assets at the end of year                                 2,591        1,583       1,585        1,858
============================================================ =========== ============ =========== ============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          Van Eck     Van Eck
                                                             Hard        Emerging
                                                               Assets       Mkts
------------------------------------------------------------ ----------- -----------
------------------------------------------------------------ ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                --          (5)
------------------------------------------------------------
   Net realized gains (losses) on investments                     4         (14)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                22         220
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Net increase (decrease) in net assets resulting from             26         201
operations
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                --           3
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (140)        (74)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               --          --
------------------------------------------------------------

------------------------------------------------------------ ----------- -----------
Increase (decrease) in net assets from                         (140)        (71)
policy transactions
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                              (114)        130
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                             155         413
------------------------------------------------------------ ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                    41         543
============================================================ =========== ===========
--------------------------------------------------------------------------------------------------------

                               AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                       STATEMENT OF CHANGES IN NET ASSETS
                                          YEAR ENDED DECEMBER 31, 2003

                                             (AMOUNTS IN THOUSANDS)
                                             SEGREGATED SUBACCOUNTS

                        Net Changes                           AN Growth    AN Equity    AN            AN Money
                                                                             Income      Balanced      Market
------------------------------------------------------------ ------------ ------------- ----------- --------------
------------------------------------------------------------ ------------ ------------- ----------- --------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                (13)           14          31            (41)
------------------------------------------------------------
   Net realized gains (losses) on investments                   (235)         (379)       (185)            --
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                936         2,108         708             --
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ----------- --------------
Net increase (decrease) in net assets resulting from             688         1,743         554            (41)
operations
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  3            22           2             10
------------------------------------------------------------
     Investrac Gold Variable Annuity                              69            70          23             12
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --            --          --             --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            --          --             --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  12            26          43          2,626
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              22            14          30          1,241
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --            --          --            116
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --            37           2             85
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                46            80         291          3,508
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                               (122)         (331)       (649)          (730)
------------------------------------------------------------
     Investrac Gold Variable Annuity                            (471)         (690)       (188)          (256)
------------------------------------------------------------
     Group Unallocated Variable Annuity                           (1)           (1)         (7)            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --            (3)         (3)            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                   1            66         215         (5,962)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --           200         191         (1,224)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --            23          34           (116)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --             7          --           (106)
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                16           (28)        (69)        (2,549)
------------------------------------------------------------

------------------------------------------------------------ ------------ ------------- ----------- --------------
Increase (decrease) in net assets from                          (425)         (508)        (85)        (3,345)
policy transactions
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
Increase (decrease) in net assets                                263         1,235         469         (3,386)
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                            3,071         8,194       3,279         11,344
------------------------------------------------------------ ------------ ------------- ----------- --------------

------------------------------------------------------------
Net assets at the end of year                                  3,334         9,429       3,748          7,958
============================================================ ============ ============= =========== ==============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                           AN Gov't    AN High      AN            AN
                                                                                     Small/Mid   International
                                                                Bond     Yield Bond     Cap         Stock
------------------------------------------------------------ ----------- ----------- ----------- -------------
------------------------------------------------------------ ----------- ----------- ----------- -------------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                35          26          (3)            1
------------------------------------------------------------
   Net realized gains (losses) on investments                    52          (2)         (4)           (9)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                               (82)         38         159            29
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
Net increase (decrease) in net assets resulting from              5          62         152            21
operations
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 6          --          --            --
------------------------------------------------------------
     Investrac Gold Variable Annuity                             10          --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 19           8          15             1
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             --          --          22            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                --          --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              527          52          57            47
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                               (73)        (22)        175            39
------------------------------------------------------------
     Investrac Gold Variable Annuity                             55          10          46             3
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --          --          --            --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                386         217          22            11
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             (9)         --         (24)           --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                59          --          --            --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup               (17)         --          --            --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered             (168)         27          31           (16)
------------------------------------------------------------

------------------------------------------------------------ ----------- ----------- ----------- -------------
Increase (decrease) in net assets from                          795         292         344            85
policy transactions
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Increase (decrease) in net assets                               800         354         496           106
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           1,180         175         118           108
------------------------------------------------------------ ----------- ----------- ----------- -------------

------------------------------------------------------------
Net assets at the end of year                                 1,980         529         614           214
============================================================ =========== =========== =========== =============
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                          T Rowe         T Rowe     T Rowe      T Rowe
                                                             Price          Price                  Price
                                                             Equity      International Price Ltd   MidCap
                                                               Income       Stock      Term Bond     Growth
------------------------------------------------------------ ----------- ------------- ----------- -----------
------------------------------------------------------------ ----------- ------------- ----------- -----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                28             4          56         (30)
------------------------------------------------------------
   Net realized gains (losses) on investments                  (137)          (18)         43         (69)
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                             1,188           358         (37)        954
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------- -----------
Net increase (decrease) in net assets resulting from          1,079           344          62         855
operations
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                 6             3           2          25
------------------------------------------------------------
     Investrac Gold Variable Annuity                              7            --          --          18
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 86             1         120          74
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet             64            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                --            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                41            --           5          35
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered              746           276         687         307
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                              (364)         (106)       (367)        (88)
------------------------------------------------------------
     Investrac Gold Variable Annuity                             25             6          --          28
------------------------------------------------------------
     Group Unallocated Variable Annuity                          --            --          --          --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                  --            --          --          --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                 68             4          55          22
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet            (34)            5          22           4
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup               (51)           --          (1)        (37)
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 4            --          (9)          1
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered               73           (37)       (195)        136
------------------------------------------------------------

------------------------------------------------------------ ----------- ------------- ----------- -----------
Increase (decrease) in net assets from                          671           152         319         525
policy transactions
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
Increase (decrease) in net assets                             1,750           496         381       1,380
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                           4,217         1,069       1,876       2,271
------------------------------------------------------------ ----------- ------------- ----------- -----------

------------------------------------------------------------
Net assets at the end of year                                 5,967         1,565       2,257       3,651
============================================================ =========== ============= =========== ===========
--------------------------------------------------------------------------------------------------------

                             AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                     STATEMENT OF CHANGES IN NET ASSETS
                                        YEAR ENDED DECEMBER 31, 2003

                                           (AMOUNTS IN THOUSANDS)
                                           SEGREGATED SUBACCOUNTS

                        Net Changes                            Lazard     Lazard
                                                                          Emerging
                                                              Small Cap     Mkts
------------------------------------------------------------ ------------ ----------
------------------------------------------------------------ ------------ ----------
Operations
------------------------------------------------------------
   Investment income (loss) - net                                (12)        (4)
------------------------------------------------------------
   Net realized gains (losses) on investments                      3          1
------------------------------------------------------------
   Net change in unrealized appreciation or depreciation
   of investments                                                296        136
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------
Net increase (decrease) in net assets resulting from             287        133
operations
------------------------------------------------------------ ------------ ----------

------------------------------------------------------------
Policy transactions
------------------------------------------------------------
   Policy purchase payments:
------------------------------------------------------------
     WealthQuest Variable Annuity                                  2          2
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --         --
------------------------------------------------------------

------------------------------------------------------------
   Policy terminations, withdrawal payments and charges:
------------------------------------------------------------
     WealthQuest Variable Annuity                                (77)        (3)
------------------------------------------------------------
     Investrac Gold Variable Annuity                              --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity                           --         --
------------------------------------------------------------
     Investrac Gold Annuitized Variable Annuity                   --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - No Rider                  --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 6 yr Ratchet              --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 3% Rollup                 --         --
------------------------------------------------------------
     WealthQuest III Variable Annuity - 5% Rollup                 --         --
------------------------------------------------------------
     Group Unallocated Variable Annuity Registered                --         --
------------------------------------------------------------

------------------------------------------------------------ ------------ ----------
Increase (decrease) in net assets from                           (75)        (1)
policy transactions
------------------------------------------------------------ ------------ ----------

------------------------------------------------------------
Increase (decrease) in net assets                                212        132
------------------------------------------------------------

------------------------------------------------------------
Net assets at the beginning of year                              869        224
------------------------------------------------------------ ------------ ----------

------------------------------------------------------------
Net assets at the end of year                                  1,081        356
============================================================ ============ ==========
--------------------------------------------------------------------------------------------------------

                                                               3

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General .. American National Variable Annuity Separate Account (Separate Account) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor’s other assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

These financial statements report the results of the subaccounts for the various variable annuity products. There are currently 60 subaccounts within the Separate Account, although not all subaccounts are offered in each product. Each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger American Fund, American National Investment Accounts, Inc., Federated Insurance Series, Fidelity Variable Insurance Products, AIM Variable Insurance Funds, LAZARD Retirement Series, MFS Variable Insurance Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and VAN ECK Worldwide Insurance Trust. The American National Investment Accounts, Inc. funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor.

Basis of Presentation .. The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles.

Investments .. Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes .. The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders’ are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

Use of Estimates .. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management’s estimates.

(2) SECURITY PURCHASES AND SALES

For the year ended December 31, 2004, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                                          Purchases                   Sales
---------------------------------------------------------------------------------------------------------------------------------------
Alger Small Capitalization                                     171                       63
Alger Growth Portfolio                                        411                     (63)
Alger Income & Growth                                         204                      106
Alger Balanced                                                 351                       32
Alger MidCap Growth                                           427                      221
Alger Leveraged AllCap                                        119                      219
Federated Capital Income                                        59                       68
Federated U.S. Government Bond                                   3                      161
Federated High Income Bond                                     325                      500
Federated Mid Cap Growth Strategies                            105                      176
Federated Equity Income                                         73                     (47)
Fidelity Growth & Income                                         9                        8
Fidelity Equity Income                                          79                      385
Fidelity Growth                                                148                      144
Fidelity High Income                                             3                      108
Fidelity Money Market                                            4                        8
Fidelity Overseas                                               24                     (25)
Fidelity Investment Bond                                         8                      225
Fidelity Asset Manager                                          13                      131
Fidelity Index 500                                             206                    1,110
Fidelity Contra Fund                                           150                      695
Fidelity Asset Manager: Growth                                  24                      143
Fidelity Balanced Portfolio                                      3                       26
Fidelity Growth Opportunities Portfolio                         12                      260
Fidelity MidCap Portfolio                                       27                      118
Fidelity Aggressive Growth II                                  257                       69
Fidelity Asset Manager II                                        1                       --
Fidelity Asset Manager: Growth II                               --                       --
Fidelity Contra Fund II                                        714                    (284)
Fidelity Index 500 II                                        1,042                       10
Fidelity Growth Opportunities II                               205                       32
Fidelity MidCap II                                             460                    (900)
AIM Dynamics                                                    25                       27
AIM Health Sciences                                            143                      114
AIM Technology                                                 133                    (115)
AIM Small Company Growth                                       238                       23
AIM Real Estate                                                347                    (132)
AIM Utilities                                                   54                     (29)
Invesco Telecommunications                                      23                      206
AIM Financial Services                                          90                       77
MFS Emerging Growth                                             89                      348
MFS Capital Opportunities                                       90                      191
MFS Research                                                    35                      208
MFS Investors Trust                                             82                      133
Van Eck Hard Assets                                             --                        3
Van Eck Emerging Markets                                         3                       64
AN Growth                                                      302                      340
AN Equity Income                                               384                     605
AN Balanced                                                    620                      170
AN Money Market                                             5,408                     6,995
AN Government Bond                                             593                      585
AN High Yield Bond                                            234                    (110)
AN Small-Cap/Mid-Cap                                          120                       46
AN International Stock                                         90                     (27)
T. Rowe Price Equity Income                                 1,108                      134
T. Rowe Price International Stock                              515                    (283)
T. Rowe Price Limited-Term Bond                               508                      584
T. Rowe Price Mid-Cap Growth                                  723                      120
Lazard Retirement Small Cap                                     2                      223
Lazard Emerging Markets                                          1                      89
---------------------------------------------------------------------------------------------------------------------------------------
TOTALS                                                 $    17,597              $    14,288

(3) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges ... Mortality risk and expense risk charges were assessed daily against the Separate Account’s net asset value. This fee was assessed during 2004 on policies in both the accumulation period and the annuity period, and varied by product as follows:

         Wealthquest II Variable Annuity             1.15%

         Investrac Gold Variable Annuity             1.25%

         Investrac Gold Group Unallocated            0.85%

         Group Unallocated Variable Annuity          1.15%

         Wealthquest III Variable Annuity            1.10% (with No Riders)

         Wealthquest III Variable Annuity            1.20% (with Minimum Guaran. Death Benefit Rider)

         Wealthquest III Variable Annuity            1.30% (3% Guaranteed Death Benefit Rider)

         Wealthquest III Variable Annuity            1.45% (5% Guaranteed Death Benefit Rider)

Effective May 1, 2003, the mortality risk and expense risk charge assessed daily against the Separate Account’s net asset value for the Group Unallocated Variable Annuity changed to 0.35% plus a monthly administration fee based on total contract value as follows:

         $0 - 500,000                                0.90%

         $500,001 - 1,000,000                        0.70%

         $1,000,001 - 3,000,000                      0.50%

         $3,000,001 - 5,000,000                      0.25%

         $5,000,001 and above                           0%

Monthly Administrative Charges .. American National’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $25 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders’ accounts.

Surrender Charge .. On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge .. A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charges .. Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National’s current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

(4) FINANCIAL HIGHLIGHTS

American National Insurance Company sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholders’ account balance (see preceding note). Differences in fee structures result in a variety of expense ratios and total returns.

The following table was developed by determining which products offered by the Company have the lowest and highest total return (all numbers are percentages):

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest
Alger Small
Capitalization:
2004                    868           $0.65 to 0.72                $618                   --             1.20 to 1.55             14.77 to 16.16
2003                    709            0.57 to 0.62                 431                   --             1.20 to 1.55             40.16 to 41.81
2002                    465            0.40 to 0.44                 199                   --             1.20 to 1.55            -27.37 to -27.11
2001                    299            0.55 to 0.60                 173                 0.04             1.25 to 1.77            -30.37 to -27.48
Alger Growth:
2004                  3,381            0.67 to 0.69               2,299                   --             1.20 to 1.55              3.87 to 5.13
2003                  2,678            0.64 to 0.65               1,739                   --             1.20 to 1.55             32.42 to 34.16
2002                  2,033            0.48 to 0.49                 986                 0.05             1.20 to 1.55            -34.04 to -33.80
2001                  1,656            0.73 to 0.74               1,212                 0.29             1.25 to 1.77            -13.36 to -12.89
Alger Income
& Growth:
2004                  1,664            0.72 to 0.76               1,236                 0.50             1.20 to 1.55              6.18 to 7.47
2003                  1,524            0.68 to 0.71               1,056                 0.30             1.20 to 1.55             27.84 to 28.96
2002                  1,297            0.53 to 0.55                 700                 0.67             1.20 to 1.55            -32.17 to -31.93
2001                  1,017            0.78 to 0.80                 803                 0.45             1.25 to 1.77            -15.82 to -15.37
Alger Balanced:
2004                  2,821            0.94 to 0.97               2,686                 1.03             1.20 to 1.55              2.95 to 4.20
2003                  2,427            0.91 to 0.93               2,228                 1.85             1.20 to 1.55             17.20 to 19.08
2002                  1,640            0.77 to 0.78               1,277                 1.94             1.20 to 1.55            -13.66 to -13.35
2001                    834            0.89 to 0.90                 749                 0.72             1.25 to 1.77             -3.65 to  -3.13
Alger MidCap
Growth:
2004                  1,832            0.98 to 1.02               1,841                  --              1.20 to 1.55             11.30 to 12.65
2003                  1,602            0.88 to 0.90               1,435                  --              1.20 to 1.55             45.52 to 46.84
2002                  1,333            0.60 to 0.61                 811                  --              1.20 to 1.55            -30.64 to -30.37
2001                    886            0.86 to 0.88                 772                  --              1.25 to 1.77             -8.16 to -7.66
Alger Leveraged
AllCap:
2004                  1,046            0.56 to 0.62                 640                  --              1.20 to 1.55              6.52 to 7.81
2003                  1,216            0.53 to 0.58                 691                  --              1.20 to 1.55             32.39 to 34.22
2002                    763            0.40 to 0.43                 324                0.01              1.20 to 1.55            -34.94 to -34.71
2001                    390            0.61 to 0.66                 249                  --              1.25 to 1.77            -17.40 to -16.95
Federated Capital
Income:
2004                    694            0.78 to 0.81                 555                4.18              1.20 to 1.55              8.23 to 9.54
2003                    706            0.72 to 0.74                 519                6.15              1.20 to 1.55             18.63 to 19.76
2002                    751            0.61 to 0.62                 462                5.20              1.20 to 1.55            -25.13 to -24.87
2001                    619            0.81 to 0.82                 505                4.27              1.25 to 1.77            -14.78 to -14.75
Federated  U.S. Government
Bond:
2004                    702                1.34                     939                4.71                  1.25                  2.32
2003                    823                1.31                   1,075                3.85                  1.25                  1.09
2002                  1,418                1.29                   1,832                3.73                  1.25                  7.67
2001                  1,412                1.20                   1,694                3.68                  1.49                  5.71
Federated  High Income
Bond:
2004                  2,174            1.19 to 1.23               2,630                7.30              1.20 to 1.55              8.76 to 10.07
2003                  2,338            1.10 to 1.12               2,580                6.49              1.20 to 1.55             20.34 to 21.43
2002                  2,310            0.91 to 0.92               2,105               10.02              1.20 to 1.55             -0.19 to 0.17
2001                  2,605            0.91 to 0.92               2,369               10.40              1.25 to 1.77             -0.39 to 0.00
Federated Mid Cap
Growth Strategies:
2004                  1,256            0.73 to 1.22               1,341                 --               1.20 to 1.55             13.65 to 15.03
2003                  1,275            0.64 to 1.07               1,242                 --               1.20 to 1.55             37.93 to 39.18
2002                  1,302            0.47 to 0.78                 957                 --               1.20 to 1.55            -27.49 to -27.23
2001                  1,381            0.64 to 1.07               1,448                 --               1.25 to 1.77            -23.74 to -23.34

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

Federated Equity
Income:
2004                    952            $0.84 to 1.14               $913                1.81               1.20 to 1.55            11.10 to 12.45
2003                    795             0.75 to 1.02                700                1.51               1.20 to 1.55            25.31 to 26.39
2002                    805             0.60 to 0.81                564                2.25               1.20 to 1.55           -21.97 to -21.70
2001                    965             0.77 to 1.04                942                1.84               1.25 to 1.77           -12.55 to -12.08
Fidelity Growth
& Income:
2004                     63                 0.91                     58                0.86                    1.40                4.23
2003                     63                 0.87                     55                1.41                    1.40               22.05
2002                    123                 0.71                     88                0.60                    1.40              -17.71
2001                    106                 0.87                     92                1.23                1.25 to 1.40          -10.34
Fidelity Equity
Income:
2004                    870                 2.50                  2,173                1.92                0.95 to 1.40            9.97 to 10.14
2003                  1,001                 2.27                  2,275                1.73                0.95 to 1.40           28.52 to 28.71
2002                  1,134             1.77 to 1.90              2,004                2.37                0.95 to 1.40          -18.08 to -17.71
2001                  1,343             2.16 to 2.31              2,899                1.76                0.95 to 1.40           -6.37 to -5.96
Fidelity Growth:
2004                  1,117                 2.25                  2,514                0.28                0.95 to 1.40            1.94 to 2.09
2003                  1,117                 2.21                  2,468                0.27                0.95 to 1.40           31.00 to 31.20
2002                  1,238             1.69 to 1.86              2,089                0.26                0.95 to 1.40          -31.06 to -30.75
2001                  1,504             2.45 to 2.68              3,682                0.08                0.95 to 1.40          -18.73 to -18.38
Fidelity High
Income:
2004                    152                 1.44                    219                7.73                0.95 to 1.40            8.07 to 8.23
2003                    230                 1.33                    305                6.97                0.95 to 1.40           25.50 to 25.69
2002                    246             1.06 to 1.14                261               11.26                0.95 to 1.40            2.01 to 2.50
2001                    300             1.04 to 1.11                312               13.40                0.95 to 1.40          -12.88 to -12.49
Fidelity Money
Market:
2004                    279                 1.31                    364                1.13                0.95 to 1.40           -0.20 to -0.05
2003                    282                 1.31                    369                0.98                0.95 to 1.40           -0.41 to -0.26
2002                    443             1.31 to 1.42                583                1.74                0.95 to 1.40            0.30 to 0.74
2001                    502             1.31 to 1.40                658                3.07                0.95 to 1.40            2.78 to 3.25
Fidelity Overseas:
2004                    410                 1.55                    635                1.18                0.95 to 1.40           12.05 to 12.22
2003                    375                 1.38                    518                1.47                0.95 to 1.40           41.38 to 41.59
2002                    358             0.98 to 1.04                350                0.74                0.95 to 1.40          -21.38 to -20.24
2001                    349             1.24 to 1.31                433                5.06                0.95 to 1.40          -22.31 to -21.11
Fidelity
Investment Bond:
2004                    215                 1.81                    389                7.72                0.95 to 1.40            3.00 to 3.15
2003                    337                 1.76                    592                5.35                0.95 to 1.40            3.74 to 3.90
2002                    336             1.69 to 1.75                569                3.41                0.95 to 1.40            8.86 to 9.32
2001                    278             1.55 to 1.60                432                5.78                0.95 to 1.40            6.98 to 7.45
Fidelity Asset
Manager:
2004                    759             1.22 to 1.84              1,096                2.74                1.25 to 1.40            4.00 to 4.16
2003                    852             1.17 to 1.77              1,173                3.74                1.25 to 1.40           16.34 to 16.51
2002                  1,156             1.01 to 1.52              1,340                4.48                1.25 to 1.40           -9.99 to -9.73
2001                  1,690             1.00 to 1.69              2,143                4.31                1.35 to 1.49           -5.42 to -5.27
Fidelity
Index 500:
2004                  5,892             1.24 to 2.66              9,422                1.31                0.95 to 1.40            9.07 to 9.24
2003                  6,545             1.13 to 2.44              9,523                1.51                0.95 to 1.40           26.63 to 26.82
2002                  7,654             0.89 to 2.26              8,638                1.37                0.95 to 1.40          -23.31 to -23.20
2001                  8,678             1.16 to 2.93             12,819                1.20                0.95 to 1.49          -13.16 to -12.95

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

Fidelity
Contra Fund:
2004                   3,525            $1.52 to 2.69             $6,429                0.33              0.95 to 1.40            13.87 to 14.04
2003                   3,914             1.34 to 2.36              6,172                0.48              0.95 to 1.40            26.68 to 26.87
2002                   4,563             1.05 to 2.00              5,567                0.90              0.95 to 1.40           -10.56 to -10.46
2001                   5,315             1.18 to 2.23              7,200                0.79              0.95 to 1.49           -13.33 to -13.09
Fidelity Asset
Manager: Growth:
2004                     800             1.11 to 1.64                992                2.39              0.95 to 1.40             4.51 to 4.66
2003                     907             1.06 to 1.57              1,068                3.08              0.95 to 1.40            21.62 to 21.81
2002                   1,142             0.87 to 1.35              1,088                2.90              0.95 to 1.40           -16.70 to -16.56
2001                   1,277             1.04 to 1.61              1,459                3.06              0.95 to 1.49            -8.58 to -8.30
Fidelity Balanced:
2004                      21                  0.99                    21                4.88                  1.40                 4.00
2003                      48                  0.96                    45                2.38                  1.40                16.09
2002                      47                  0.82                    39                3.04                  1.40                -9.97
2001                      47                  0.91                    43                3.31                  1.35                -3.46
Fidelity Growth
Opportunities:
2004                   1,511             0.71 to 0.94              1,405                0.56             1.25 to 1.40              5.70 to 5.86
2003                   1,800             0.67 to 0.88              1,577                0.78             1.25 to 1.40             28.07 to 28.26
2002                   1,823             0.52 to 0.69              1,248                1.13             1.25 to 1.40            -22.95 to -22.80
2001                   2,150             0.68 to 0.89              1,909                0.39             1.35 to 1.49            -15.64 to -15.48
Fidelity MidCap:
2004                     402                 2.29                    919                  --                  1.40                23.18
2003                     448                 1.86                    832                0.41                  1.40                36.71
2002                     420                 1.36                    570                0.98                  1.40               -11.05
2001                     427                 1.53                    652                  --                  1.35                -4.53
Fidelity Aggressive
Growth II:
2004                     765             0.87 to 0.89                678                  --             1.20 to 1.55              8.27 to 9.58
2003                     535             0.80 to 0.81                434                  --             1.20 to 1.55             28.28 to 29.45
2002                     115             0.62 to 0.63                 72                  --             1.20 to 1.55            -27.76 to -27.50
2001                      24                 0.86                     20                  --             1.35 to 1.77            -13.87 to -13.63
Fidelity Asset
Manager II:
2004                       5                 1.00                      5                 2.47            1.20 to 1.55              3.56 to 4.81
2003                       5                 0.96                      4                   --            1.20 to 1.55             15.85 to 16.91
2002                       5                 0.82                      4                 3.84            1.20 to 1.55            -10.44 to -10.12
2001                       5             0.90 to 0.91                  4                   --            1.35 to 1.77             -6.06 to -5.66
Fidelity Asset
Manager Growth II:
2004                       3                 0.87                      3                 2.09            1.20 to 1.55              4.00 to 5.26
2003                       3                 0.83                      3                 2.67            1.20 to 1.55             21.14 to 22.23
2002                       3                 0.68                      2                 3.29            1.20 to 1.55            -17.14 to -16.84
2001                       7             0.81 to 0.82                  6                   --            1.35 to 1.77             -9.22 to -8.84
Fidelity Contra
Fund II:
2004                   3,400             1.05 to 1.08              3,647                 0.17            1.20 to 1.55             13.38 to 14.76
2003                   2,380             0.93 to 0.94              2,235                 0.24            1.20 to 1.55             26.23 to 27.37
2002                   1,608             0.73 to 0.74              1,190                 0.40            1.20 to 1.55            -11.01 to -10.69
2001                     512             0.82 to 0.83                424                 0.04            1.35 to 1.77            -14.00 to -13.64
Fidelity
Index 500 II:
2004                   5,311             0.83 to 0.85              4,506                 1.00            1.20 to 1.55              8.64 to 9.96
2003                   3,999             0.76 to .078              3,095                 0.95            1.20 to 1.55             26.12 to 27.47
2002                   2,675             0.60 to 0.61              1,629                 0.93            1.20 to 1.55            -23.65 to -23.38
2001                   1,425             0.79 to 0.80              1,133                 0.31            1.35 to 1.77            -13.85 to -13.49

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest
Fidelity Growth
Opportunities II:
2004                    648            $0.77 to 0.78               $508                  0.26            1.20 to 1.55              5.24 to 6.52
2003                    413             0.73 to 0.74                304                  0.66            1.20 to 1.55             27.42 to 28.07
2002                    241                 0.57                    139                  0.76            1.20 to 1.55            -23.22 to -22.95
2001                    181                 0.74                    134                    --            1.35 to 1.77            -16.14 to -15.78
Fidelity
MidCap II:
2004                  2,460            1.53 to 1.57               3,830                    --            1.20 to 1.55             22.73 to 24.22
2003                  1,448            1.25 to 1.27               1,825                  0.18            1.20 to 1.55             36.13 to 37.36
2002                    663                0.92                     610                  0.55            1.20 to 1.55            -11.43 to -11.11
2001                    151            1.03 to 1.04                 156                    --            1.35 to 1.77              3.31 to 3.59
AIM Dynamics:
2004                    110            0.83 to 0.85                  92                    --            1.20 to 1.55             11.59 to 12.94
2003                    110            0.74 to 0.75                  82                    --            1.20 to 1.55             35.70 to 37.47
2002                    165                0.55                      90                    --            1.20 to 1.55            -32.96 to -32.72
2001                      5                0.81                       4                    --            1.35 to 1.77            -18.92 to -18.70
AIM Health Sciences:
2004                    579            1.01 to 1.04                 599                    --            1.20 to 1.55              5.91 to 7.19
2003                    544            0.96 to 0.97                 527                    --            1.20 to 1.55             25.82 to 27.00
2002                    294                0.76                     225                    --            1.20 to 1.55            -25.72 to -25.45
2001                     99            1.02 to 1.03                 102                  1.00            1.35 to 1.77              2.22 to 2.50
AIM Technology:
2004                  1,065            0.55 to 0.56                 593                    --            1.20 to 1.55              3.02 to 4.27
2003                    573            0.53 to 0.54                 307                    --            1.20 to 1.55             43.06 to 44.35
2002                    196                0.37                      73                    --            1.20 to 1.55            -47.67 to -47.49
2001                     75            0.70 to 0.71                  53                    --            1.35 to 1.77            -29.63 to -29.43
AIM Small
Company Growth:
2004                    508            0.88 to 0.90                 455                    --            1.20 to 1.55             12.14 to 13.50
2003                    243            0.78 to 0.79                 191                    --            1.20 to 1.55             31.38 to 32.68
2002                    140                0.60                      83                    --            1.20 to 1.55            -32.19 to -31.95
2001                     10            0.87 to 0.88                   9                    --            1.35 to 1.77            -12.76 to -12.52
AIM Real Estate:
2004                  1,032            1.97 to 2.03               2,082                  2.94            1.20 to 1.55             34.48 to 36.10
2003                    754            1.47 to 1.49               1,120                  2.57            1.20 to 1.55             36.69 to 37.92
2002                    138                1.08                     149                  1.95            1.20 to 1.55              4.72 to 5.09
2001                     16                1.03                      17                  3.05            1.35 to 1.77              2.55 to 2.83
AIM Utilities:
2004                    263            0.79 to 0.81                 212                  1.92            1.20 to 1.55             21.65 to 23.12
2003                    145                0.65                      95                  1.72            1.20 to 1.55             15.66 to 16.72
2002                     47                0.56                      27                  0.74            1.20 to 1.55            -21.56 to -21.28
2001                     16                0.71                      11                  1.51            1.35 to 1.77            -29.04 to -28.85
AIM Financial
Services:
2004                    288            1.10 to 1.12                 323                  0.69            1.20 to 1.55              7.00 to 8.30
2003                    277            1.02 to 1.04                 287                  0.65            1.20 to 1.55             27.59 to 28.75
2002                    149                0.81                     120                  0.93            1.20 to 1.55            -16.23 to -15.93
2001                     75                0.96                      72                  0.99            1.35 to 1.77             -4.34 to -4.08
MFS
Emerging Growth:
2004                  2,882            0.51 to 1.13               2,611                    --            1.20 to 1.55             11.22 to 12.57
2003                  3,100            0.46 to 1.01               2,591                    --            1.20 to 1.55             28.13 to 29.39
2002                  2,894            0.36 to 0.79               1,957                    --            1.20 to 1.55            -34.79 to -34.56
2001                  3,058            0.55 to 1.20               3,270                    --            1.35 to 1.77            -34.31

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

MFS Capital
Opportunities:
2004                 1,665             $0.65 to 1.16              $1,649                0.36              1.20 to 1.55            10.73 to 12.07
2003                 1,723              0.59 to 1.04               1,583                0.22              1.20 to 1.55            25.43 to 26.57
2002                 1,935              0.47 to 0.83               1,478                0.07              1.20 to 1.55           -30.79 to -30.53
2001                 2,238              0.68 to 1.19               2,490                0.01              1.35 to 1.77           -24.82 to -24.42
MFS Research:
2004                 1,739              0.72 to 0.99               1,623                1.07              1.20 to 1.55            14.06 to 15.44
2003                 1,944              0.63 to 0.86               1,585                0.65              1.20 to 1.55            22.79 to 23.90
2002                 2,142              0.51 to 0.70               1,409                0.30              1.20 to 1.55           -25.71 to -25.45
2001                 2,222              0.69 to 0.94               2,021                0.01              1.35 to 1.77           -22.35 to -22.22
MFS
Investors Trust:
2004                 2,187              0.85 to 0.95               1,992                0.61              1.20 to 1.55             9.64 to 10.97
2003                 2,233              0.77 to 0.86               1,858                0.64              1.20 to 1.55            20.27 to 21.36
2002                 2,038              0.64 to 0.71               1,435                0.56              1.20 to 1.55           -22.19 to -21.92
2001                 2,215              0.83 to 0.91               2,011                0.56              1.35 to 1.77           -17.43 to -16.99
Van Eck
Hard Assets:
2004                    32                  1.39                      45                  --                   1.25               22.43
2003                    36                  1.14                      41                0.97                   1.25               43.28
2002                   196                  0.79                     155                0.48                   1.25               -4.01
2001                   207                  0.83                     171                0.98                   1.25              -11.55
Van Eck
Emerging Markets:
2004                   443                  1.37                     607                0.54                   1.25               24.32
2003                   492                  1.10                     543                0.11                   1.25               52.27
2002                   569                  0.72                     413                0.21                   1.25               -4.11
2001                   733                  0.76                     554                  --                   1.25               -3.02
AN Growth:
2004                 2,850             0.75 to 1.73                3,499                1.20               0.95 to 1.55            5.80 to 7.08
2003                 2,663             0.71 to 1.63                3,334                0.80               0.95 to 1.55           25.12 to 26.26
2002                 2,956             0.56 to 1.49                3,071                0.55               0.95 to 1.55          -28.74 to -28.49
2001                 3,373             0.78 to 2.08                4,975                1.00               0.95 to 1.77          -17.58 to -17.49
AN Equity Income:
2004                 6,139             1.00 to 2.51                9,939                1.70               0.95 to 1.55            7.63 to 8.93
2003                 6,103             0.93 to 2.33                9,429                1.41               0.95 to 1.55           22.81 to 23.93
2002                 6,214             0.76 to 2.03                8,194                1.45               0.95 to 1.55          -15.48 to -15.17
2001                 6,931             0.90 to 2.39               11,037                3.72               0.95 to 1.77          -14.79 to -13.45
AN Balanced:
2004                 3,401             1.05 to 1.99                4,397                3.26               0.95 to 1.55            4.40 to 5.66
2003                 2,898             1.00 to 1.90                3,748                2.31               0.95 to 1.55           18.20 to 18.92
2002                 2,810             0.85 to 1.64                3,279                3.69               0.95 to 1.55           -8.09 to -7.76
2001                 3,157             0.92 to 1.78                4,060                3.28               0.95 to 1.77           -6.52 to -6.26
AN
Money Market:
2004                 6,072             1.00 to 1.21                6,369                0.74               1.20 to 1.55           -0.78 to -0.43
2003                 7,593             1.01 to 1.11                7,958                0.57               1.20 to 1.55           -1.01 to -0.11
2002                10,749             1.02 to 1.23               11,344                0.95               1.20 to 1.55           -0.58 to -0.23
2001                 9,383             1.03 to 1.24                9,942                2.33               1.25 to 1.77            1.27 to 1.42
AN
Government Bond:
2004                 1,794             1.16 to 1.22                2,155                2.74               1.20 to 1.55            0.16 to 1.37
2003                 1,786             1.15 to 1.20                2,119                7.10               1.20 to 1.55            0.40 to 1.61
2002                 1,006             1.15 to 1.18                1,180                6.86               1.20 to 1.55            6.53 to 6.91
2001                   168             1.07 to 1.11                  184               26.18               1.25 to 1.77            5.42 to 6.00

                                    At December 31                                        For the year ended December 31,

                       Units           Unit Fair Value          Net Assets           Investment *       Expense Ratio **        Total Return***

                       (000s)        Lowest to Highest            (000s)             Income Ratio      Lowest to Highest      Lowest to Highest

AN
High Yield Bond:
2004                   776            $1.20 to 1.24                 $951                6.67               1.20 to 1.55            9.89 to 11.22
2003                   477             1.09 to 1.12                  529                8.65               1.20 to 1.55           16.65 to 18.09
2002                   185             0.94 to 0.96                  175                8.40               1.20 to 1.55           -4.31 to -3.95
2001                   159             0.98 to 1.00                  157               14.23               1.25 to 1.77           -1.29 to -0.73
AN
Small-Cap/Mid-Cap:
2004                 3,038             0.23 to 0.25                  737                  --               1.20 to 1.55            6.67 to 7.96
2003                 2,745             0.22 to 0.23                  614                  --               1.20 to 1.55           79.22 to 83.43
2002                   942             0.12 to 0.13                  118                  --               1.20 to 1.55          -57.34 to -57.20
2001                   370             0.28 to 0.30                  105                  --               1.35 to 1.77          -55.34 to -55.16
AN
International Stock:
2004                   440             0.77 to 0.99                  372                0.99               1.20 to 1.55           12.76 to 14.12
2003                   274             0.68 to 0.88                  214                1.22               1.20 to 1.55           33.59 to 36.04
2002                   186             0.51 to 0.66                  108                1.43               1.20 to 1.55          -20.55 to -20.04
2001                    45             0.64 to 0.82                   30                0.81               1.35 to 1.77          -24.60 to -24.28
T. Rowe Price
Equity Income:
2004                 5,776             1.27 to 1.49                7,865                3.99               1.20 to 1.55           13.15 to 14.52
2003                 4,925             1.12 to 1.32                5,967                1.62               1.20 to 1.55           23.57 to 24.69
2002                 4,234             0.90 to 1.06                4,217                1.90               1.20 to 1.55          -14.48 to -14.17
2001                 3,273             1.05 to 1.24                3,939                2.36               1.25 to 1.77           -1.53 to -0.21
T. Rowe Price
International Stock:
2004                 3,091             0.76 to 1.09                2,644                1.29               1.20 to 1.55           12.02 to 13.37
2003                 1,939             0.68 to 0.97                1,565                1.37               1.20 to 1.55           28.52 to 29.69
2002                 1,618             0.53 to 0.75                1,069                1.10               1.20 to 1.55          -19.57 to -19.28
2001                 1,207             0.65 to 0.93                1,087                1.78               1.25 to 1.77          -23.58 to -23.17
T. Rowe Price
Limited-Term Bond:
2004                 1,789             1.16 to 1.29                2,185                3.24               1.20 to 1.55           -0.47 to 0.73
2003                 1,829             1.17 to 1.30                2,257                4.02               1.20 to 1.55            2.67 to 3.53
2002                 1,531             1.14 to 1.26                1,876                4.88               1.20 to 1.55            3.75 to 4.22
2001                 1,066             1.10 to 1.21                1,276                5.92               1.25 to 1.77            6.50 to 7.08
T. Rowe Price
Mid-Cap Growth:
2004                 3,305             1.20 to 1.91                4,946                  --               1.20 to 1.55           16.52 to 17.93
2003                 2,726             1.03 to 1.64                3,651                  --               1.20 to 1.55           36.26 to 37.50
2002                 2,183             0.76 to 1.20                2,271                  --               1.20 to 1.55          -22.48 to -22.20
2001                 2,073             0.98 to 1.54                2,920                  --               1.35 to 1.77           -2.66 to -2.25
Lazard Retirement
Small Cap:
2004                   556                 1.76                     977                   --                   1.25               13.46
2003                   698                 1.55                   1,081                   --                   1.25               35.52
2002                   760                 1.14                     869                 0.43                   1.25              -18.67
2001                   787                 1.41                   1,106                 0.31                   1.25               17.18
Lazard Retirement
Emerging Markets:
2004                   237                 1.55                     369                 0.72                   1.25               28.96
2003                   295                 1.21                     356                 0.06                   1.25               51.04
2002                   281                 0.80                     224                 0.51                   1.25               -2.65
2001                   407                 0.82                     334                 0.43                   1.25               -6.23

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded. *** These amounts represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME (In thousands, except for per share data)
	2004	2003	2002

PREMIUMS AND OTHER REVENUE
Premiums
Life	$337,498	$336,747	$337,100
Annuity	35,429	24,520	10,948
Accident and health	350,939	405,039	408,430
Property and casualty	1,182,310	1,030,899	861,696
Other policy revenues	123,253	112,787	106,372
Net investment income	739,321	631,385	564,500
Realized gains (losses) on investments	54,404	32,866	(131,743)
Other income	56,182	54,473	63,263

Total revenues	2,879,336	2,628,716	2,220,566

BENEFITS AND EXPENSES
Death and other benefits:
Life	242,866	248,686	242,189
Annuity	92,340	57,224	53,688
Accident and health	253,877	288,902	305,532
Property and casualty	817,606	778,127	719,016
Increase (decrease) in liability for future policy benefits:
Life	33,867	31,693	31,132
Annuity	(32,617	(18,596)	(24,236)
Accident and health	(2,062)	3,088	9,069
Interest credited to policy account balances	296,319	257,510	166,515
Commissions for acquiring and servicing policies	450,451	489,839	343,096
Other operating costs and expenses	356,163	355,971	336,699
Taxes, licenses and fees	59,470	55,913	38,536
Decrease (increase) in deferred policy acquisition costs	(71,135)	(197,559)	(43,606)
Minority interest and participating policyholders share of operations	13,524	10,520	5,976

Total benefits and expenses	2,510,669	2,361,318	2,183,606

Income from operations before equity in earnings of unconsolidated affiliate
and federal income taxes	368,667	267,398	36,960
Equity inearnings (losses) of unconsolidated affiliates	6,339	4,327	(10,125)
Income from operations before federal income taxes	375,006	271,725	26,835
Provision (benefit) for federal income taxes:
Current	136,205	94,792	22,051
Deferred	(16,792)	(5,232)	(12,071)

Net income	$255,593	$18,216	$16,855

Net income per common share - basic	$9.65	$6.88	$0.64

Net income per common share - diluted	$9.63	$6.87	$0.64

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (In thousands)
	December 31, 2004	December 31, 2003

ASSETS
Investments, other than investments in unconsolidated affiliat
Debt securities:
Bonds held-to-maturity, at amortized cost	$7,770,976	$7,388,060
Bonds available-for-sale, at market	2,314,395	1,406,872
Marketable equity securities, at market:
Preferred stocks	42,464	49,612
Common stocks	1,052,436	1,020,993
Mortgage loans on real estate	1,139,014	955,360
Policy loans	335,865	332,743
Investment real estate, net of
accumulated depreciation of $143,112 and $131,371	562,370	569,692
Short-term investments	48,836	110,695
Other invested assets	99,011	128,249

Total investments	13,365,367	11,962,276

Cash	112,558	103,615
Investments in unconsolidated affiliates	69,319	77,106
Accrued investment income	182,825	168,131
Reinsurance ceded receivables	489,474	557,666
Prepaid reinsurance premiums	119,247	180,681
Premiums due and other receivables	250,886	257,028
Deferred policy acquisition costs	1,133,031	1,065,958
Property and equipment, net	88,087	79,013
Other assets	296,002	316,209
Separate account assets	464,031	372,551

Total assets	$16,570,827	$15,140,234

LIABILITIES
Policyholder funds
Future policy benefits:
Life	$2,281,050	$2,243,689
Annuity	388,783	244,927
Accident and health	115,771	117,413
Policy account balances	7,009,002	6,021,359
Policy and contract claims	1,305,218	1,320,772
Participating policyholder share	150,810	143,721
Other policyholder funds	960,941	969,689

Total policyholder liabilities	12,211,575	11,061,570

Current federal income taxes	(8,664)	(17,633)
Deferred federal income taxes	164,292	162,519
Notes payable	128,503	119,044
Other liabilities	319,262	322,613
Minority interests in subsidiaries	(3,930)	7,548
Separate account liabilities	464,031	372,551

Total liabilities	13,275,069	12,028,212

STOCKHOLDERS' EQUITY
Capital stock	30,832	30,832
Additional paid-in capital	9,974	7,841
Accumulated other comprehensive income	214,755	208,712
Retained earnings	3,149,156	2,972,498
Treasury stock, at cost	(100,683)	(99,097
Unamortized restricted stock	(8,276)	(8,764)

Total stockholders' equity	3,295,758	3,112,022

Total liabilities and stockholders' equity	$16,570,827	$15,140,234

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (In thousands, except for per share data)
	2004	2003	2002

Common Stock
Balance at beginning and end of year	$30,832	$30,832	$30,832

Additional Paid-In Capital
Balance at beginning of year	7,841	7,841	2,947
Issuance of treasury shares as restricted stock	2,133	—	4,894

Balance at end of year	9,974	7,841	7,841

Accumulated Other Comprehensive Income
Balance at beginning of year	208,712	74,668	75,940
Change in unrealized gains on marketable securities, net	6,612	133,500	(1,660)
Foreign exchange adjustments	(33)	(248)	(493)
Change in fair value of interest rate swap	—	1,221	3,087
Minimum pension liability adjustment	(536)	(429)	(2,206)

Balance at end of year	214,755	208,712	74,668

Retained Earnings
Balance at beginning of year	2,972,498	2,869,259	2,931,218
Net income	255,593	182,165	16,855
Cash dividends to common stockholders ($2.96, $2.96, $2.92 per share)	(78,848)	(78,839)	(78,726)
Cash dividends to minority stockholders of subsidiaries	(87)	(87)	(88)
Redemption premium on subsidiary preferred stock	—	—	—

Balance at end of year	3,149,156	2,972,498	2,869,259

Treasury Stock
Balance at beginning of year	(99,097)	(99,097)	(100,891)
Net issuance of restricted stock	(1,586)	—	1,794

Balance at end of year	(100,683)	(99,097)	(99,097)

Restricted Stock
Balance at beginning of year	(8,764)	(9,774)	(3,707)
Net issuance of restricted stock	(546)	—	(6,688)
Amortization of restrictions	1,034	1,010	621

Balance at end of year	(8,276)	(8,764)	(9,774)

Stockholders' Equity
Balance at end of year	$3,295,758	$3,112,022	$2,873,729

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (In thousands)
	2004	2003	2002

Net Income	$255,593	$182,165	$16,855

Other comprehensive income
Change in unrealized gains on marketable securities, net	6,612	133,500	(1,660)
Foreign exchange adjustments	(33)	(248)	(493)
Change in fair value of interest rate swap	—	1,221	3,087
Minimum pension liability adjustment	(536)	(429)	(2,206)

Total	6,043	134,044	(1,272)

Comprehensive income	$261,636	$316,209	$15,583

See accompanying notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS (In thousands)
	2004	2003	2002

OPERATING ACTIVITIES
Net income	$255,593	$182,165	$16,855
Adjustments to reconcile net income to net cash provided by operating activitie
Increase in liabilities for policyholders' funds	155,738	151,566	221,748
Decrease (increase) in reinsurance ceded receivable	68,192	88,577	(783)
Charges to policy account balances	(108,643)	(137,821)	(58,769)
Interest credited to policy account balances	296,319	257,510	166,515
Deferral of policy acquisition costs	(421,352)	(459,964)	(260,013)
Amortization of deferred policy acquisition costs	354,279	257,498	216,231
Deferred federal income tax benefit	(16,792)	(5,232)	(30,960)
Depreciation	34,969	25,842	26,621
Accrual and amortization of discounts and premiums	6,777	(6,177)	(15,233)
Loss (gain) from sale or disposal of investments, net	(54,404)	(35,375)	131,095
Equity in earnings of unconsolidated affiliates	(6,339)	(4,327)	(10,125)
Decrease (increase) in premiums receivable	6,142	6,472	(47,407)
Increase in accrued investment income	(14,694)	(32,163)	(10,216)
Capitalization of interest on policy and mortgage loans	6,594	(17,084)	(16,386)
Other changes, net	105,868	105,047	(17,229)

Net cash provided by operating activities	668,247	376,534	311,944

INVESTING ACTIVITIES
Proceeds from sale or maturity of investments:
Bonds	813,248	824,372	885,419
Stocks	229,203	263,032	99,960
Real estate	17,306	22,655	20,079
Other invested assets	144,424	64,157	34,332
Principal payments received on:
Mortgage loans	226,087	192,422	109,312
Policy loans	8,059	38,965	38,216
Purchases of investments:
Bonds	(2,074,345)	(3,619,592)	(1,463,876)
Stocks	(297,687)	(228,178)	(137,685)
Real estate	(11,788)	(186,280)	(17,790)
Mortgage loans	(360,958)	(168,941)	(112,954)
Policy loans	(19,254)	(28,706)	(26,199)
Other invested assets	(117,399)	(9,071)	(69,249)
Decrease (increase) in short-term investments, net	61,859	324,768	(179,987)
Decrease (increase) in investment in unconsolidated affiliates, net	7,787	(9,937)	(367)
Increase in property and equipment, net	(22,961)	(14,391)	(20,907)

Net cash used in investing activities	(1,396,419)	(2,534,725)	(841,696)

FINANCING ACTIVITIES
Policyholders' deposits to policy account balances	1,553,930	2,638,617	914,343
Policyholders' withdrawals from policy account balances	(747,339)	(315,515)	(292,979)
Increase (decrease) in notes payable	9,459	(182,896)	(315)
Dividends to stockholders	(78,935)	(78,926)	(78,814)

Net cash provided by financing activities	737,115	2,061,280	542,235

NET INCREASE (DECREASE) IN CASH	8,943	(96,911)	12,483
Cash:
Beginning of the year	103,615	200,526	188,043

End of the year	112,558	$103,615	$200,526

See accompanying notes to consolidated financial statements.

1.NATURE OF OPERATIONS

American National Insurance Company and its consolidated subsidiaries (collectively “American National”) operate primarily in the insurance industry. Operating on a multiple line basis, American National offers a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through non-insurance subsidiaries, American National offers mutual funds and invests in real estate. The majority (97%) of revenues is generated by the insurance business. Business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe and, through subsidiaries, business is conducted in Mexico. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit, independent third party marketing organizations and direct sales to the public.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

The consolidated financial statements include the accounts of American National Insurance Company and its subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

The consolidated financial statements have been prepared on the basis of Generally Accepted Accounting Principles as defined in the United States of America (GAAP). GAAP for insurance companies differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 15.)

Certain reclassifications have been made to the 2003 and 2002 financial information to conform to the 2004 presentation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

Guarantees to others

In November of 2002, the FASB issued Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, an interpretation of FASB Statements No. 5, 57 and 107 and a rescission of FASB Interpretation No. 34.” This Interpretation elaborates on the disclosures to be made by a guarantor in its interim and annual financial statements about its obligations under guarantees issued. The Interpretation also clarifies that a guarantor is required to recognize, at inception of a guarantee, a liability for the fair value of the obligation undertaken. The initial recognition and measurement provisions of the Interpretation are applicable to guarantees issued or modified after December 31, 2002, and have not had a material effect on American National’s financial statements.

Accounting and reporting for nontraditional insurance products

In July of 2003, the Accounting Standards Executive Committee issued Statement of Position (SOP) No. 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.” This SOP provides guidance for insurance companies in the accounting and reporting of interest sensitive insurance products and separate accounts. The new guidance is effective for financial statements for fiscal years beginning after December 15, 2003. American National adopted SOP 03-1 on January 1, 2004. The adoption of this statement did not have a material effect on American National’s financial statements.

Consolidation of variable interest entities

In December of 2003, the FASB issued Interpretation No. 46, “Consolidation of Variable Interest Entities.” This interpretation addresses how a business enterprise should evaluate whether it has a controlling financial interest in an entity through means other than voting rights and accordingly should consolidate the entity. American National determined that it has no significant variable interest entities to which this interpretation would apply.

Pension disclosures

FAS No. 132 (revised), “Employers’ Disclosures about Pensions and Other Postretirement Benefits” was issued in December of 2003. This statement revises employers’ disclosures about pension plans and other postretirement benefits, but does not change the measurement or recognition of those plans. The statement retains the existing disclosures and requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans. The new disclosure requirements are effective for financial statements for periods ending after December 15, 2003, and are included in the notes to these consolidated financial statements.

Additional disclosures on securities

At its meeting on November 12-13, 2003, the Emerging Issues Task Force of the FASB adopted new disclosure requirements regarding debt and marketable equity securities with unrealized losses that have not been recognized as other-than-temporary impairments. The new disclosures require tabular information as to the length of time securities have had unrealized losses, and a narrative description of why the company has not recorded an other-than-temporary impairment. These new disclosures are included in Note 3 to these consolidated financial statements.

Stock-based compensation

FAS No. 123 (revised), “Share-Based Payment” was issued in December of 2004. This statement revises the original requirements of FAS No. 123 “Accounting for Stock Based Compensation” to require the recognition of an expense for the cost of services received in exchange for the award of equity based instruments. The expense is to be recognized over the period during which the service must be provided in exchange for the award. This statement is effective as of the beginning of the first annual reporting period after June 15, 2005. American National adopted the expensing of share-based payments when the original FAS No. 123 was issued in 1995 and the adoption of the revision will not have a material impact on American National’s financial statements.

INVESTMENTS

Marketable securities

DEBT SECURITIES: Bonds that are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National’s ability and intent to hold these securities until maturity. Bonds held as available-for-sale are carried at market.

PREFERRED STOCKS: All preferred stocks are classified as available-for-sale and are carried at market.

COMMON STOCKS: All common stocks are classified as available-for-sale and are carried at market.

UNREALIZED GAINS: For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market value), net of applicable federal income taxes, are reflected in stockholders’ equity as a component of accumulated other comprehensive income.

IMPAIRMENTS: All marketable securities are regularly reviewed for impairment based on criteria that include the extent to which cost exceeds market value, the duration of the market decline, and the financial health of and specific prospects for the issuer. Losses that are determined to be other than temporary are recognized in current period income as a realized loss.

Mortgage loans

Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments. The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are those which, based on current information and events, it is probable that American National will be unable to collect all amounts due, according to the contractual terms of the loan agreement.

Policy loans

Policy loans are carried at cost.

Investment real estate

Investment real estate is carried at cost, less allowance for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

American National’s real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

Short-term investments

Short-term investments (primarily commercial paper) are carried at amortized cost.

Other invested assets

Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures used for investment real estate.

Investment valuation allowances

Investment valuation allowances are established for impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

Derivative instruments and hedging activities

American National purchases derivative instruments only as hedges of the fair value of a recognized asset or liability. All derivatives are carried at fair value. The amount of derivatives at December 31, 2004 and 2003, were immaterial.

CASH AND CASH EQUIVALENTS

American National considers cash on-hand and in-banks plus amounts invested in money market funds as cash for purposes of the consolidated statements of cash flows.

INVESTMENTS IN UNCONSOLIDATED AFFILIATES

These assets are primarily investments in real estate and equity fund joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT

These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

FOREIGN CURRENCIES

Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. Translation adjustments resulting from this process are charged or credited to other accumulated comprehensive income.

INSURANCE SPECIFIC ASSETS AND LIABILITIES

Deferred policy acquisition costs

Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated stockholders’ equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

Future policy benefits

For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality, and other assumptions that were appropriate at the time that the policies were issued. Estimates used are based on the companies’ experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from existing assumptions, the estimates are revised for current and future issues.

Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

Traditional ordinary life and health

Life and accident and health premiums are recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Annuities

Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the deposits received plus accumulated interest less applicable accumulated administrative fees.

Universal life and single premium whole life

Revenues from universal life policies and single premium whole-life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

Property and casualty

Property/casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case-basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National’s reserves have been appropriately calculated, based on available information as of December 31, 2004. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

PARTICIPATING INSURANCE POLICIES

A portion of the life insurance portfolio is written on a participating basis. Participating business comprised approximately 7.9% of the life insurance in force at December 31, 2004 and 11.7% of life premiums in 2004. Of the total participating business, 65.2% was written by Farm Family Life Insurance Company (Farm Family Life). For the participating business excluding Farm Family Life, the allocation of dividends to participating policyowners is based upon a comparison of experienced rates of mortality, interest and expenses, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums.

For the Farm Family Life participating business, profits earned on participating business are reserved for the payment of dividends to policyholders except for the stockholders’ share of profits on participating policies, which is limited to the greater of 10% of the profit on participating business, or 50 cents per thousand dollars of the face amount of participating life insurance in force. Participating policyholders’ interest includes the accumulated net income from participating policies reserved for payment to such policyholders in the form of dividends (less net income allocated to stockholders as indicated above) as well as a pro rata portion of unrealized investment gains (losses), net of tax.

FEDERAL INCOME TAXES

American National and its eligible subsidiaries will file a consolidated life/non-life federal income tax return for 2004. Certain subsidiaries which are consolidated for financial reporting are not eligible to be included in the consolidated federal income tax return. Separate provisions for income taxes have been determined for these entities.

Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

STOCK-BASED COMPENSATION

American National uses the fair value method to account for stock-based compensation.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in these consolidated financial statements.

3.INVESTMENTS

The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are as shown in TABLE 1 (in thousands).

TABLE 1
December 31, 2004	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value

Debt securities
Bonds held-to-maturity:
U. S. Government and agencies	$242,260	$2,440	$(4,037)	$240,663
States, and political subdivisio	240,399	9,428	(786)	249,041
Foreign governments	11,727	89	—	11,816
Public utilities	772,998	32,791	(960)	804,829
All other corporate bonds	5,683,381	247,858	(31,666)	5,899,573
Mortgage-backed securities	820,211	9,002	(5,188)	824,025

Total bonds held-to-maturity	7,770,976	301,608	(42,637)	8,029,947

Bonds available-for-sale:
U. S. Government and agencies	12,588	424	(27)	12,985
States, and political subdivisio	91,650	4,309	(98)	95,861
Foreign governments	4,679	—	(10)	4,669
Public utilities	380,190	25,619	(226)	405,583
All other corporate bonds	1,649,971	51,323	(7,352)	1,693,942
Mortgage-backed securities	98,798	3,030	(473)	101,355

Total bonds available-for-sale	2,237,876	84,705	(8,186)	2,314,395

Total debt securities	10,008,852	386,313	(50,823)	10,344,342

Marketable equity securities
Preferred stock	43,355	1,372	(2,263)	42,464
Common stock	752,754	316,254	(16,572)	1,052,436

Total marketable equity securities	796,109	317,626	(18,835)	1,094,900

Total investments in securities	$10,804,961	$703,939	$(69,658)	$11,439,242

December 31, 2003

Debt securities
Bonds held-to-maturity:
U. S. Government and agencies	$195,446	$2,947	$ (3,269)	$195,124
States, and political subdivisio	262,065	11,191	(935)	272,321
Foreign governments	10,763	830	—	11,593
Public utilities	802,109	51,258	(2,370)	850,997
All other corporate bonds	5,508,963	272,576	(47,181)	5,734,358
Mortgage-backed securities	608,714	12,557	(2,967)	618,304

Total bonds held-to-maturity	7,388,060	351,359	(56,722)	7,682,697

Bonds available-for-sale:
U. S. Government and agencies	20,163	622	(2)	20,783
States, and political subdivisio	86,883	5,033	—	91,916
Foreign governments	14,962	502	—	15,464
Public utilities	411,224	29,507	(299)	440,432
All other corporate bonds	719,157	53,162	(2,169)	770,150
Mortgage-backed securities	70,348	1,815	(4,036)	68,127

Total bonds available-for-sale	1,322,737	90,641	(6,506)	1,406,872

Total debt securities	8,710,797	442,000	(63,228)	9,089,569

Marketable equity securities
Preferred stock	49,145	1,540	(1,073)	49,612
Common stock	752,209	282,081	(13,297)	1,020,993

Total marketable equity securities	801,354	283,621	(14,370)	1,070,605

Total investments in securities	$ 9,512,151	$725,621	$(77,598)	$10,160,174

DEBT SECURITIES

The amortized cost and estimated market value, by contractual maturity, of debt securities at December 31, 2004, are shown in TABLE 2 (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

TABLE 2
	Bonds Held-to-Maturity		Bonds Available-for-Sale

	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value

Due in one year or less	$744,426	$757,920	$240,822	$244,551
Due after one year through five year	1,240,977	1,327,890	523,099	558,855
Due after five years through ten yea	3,321,183	3,460,617	1,008,411	1,028,112
Due after ten years	1,629,024	1,644,103	383,571	399,299

	6,935,610	7,190,530	2,155,903	2,230,817
Without single maturity date	835,366	839,417	81,973	83,578

	$7,770,976	$8,029,947	$2,237,876	$2,314,395

Available-for-sale securities are sold throughout the year for various reasons. Additionally, both available-for-sale securities and held-to-maturity securities are called or otherwise redeemed by the issuer. Proceeds from the disposals of these securities, with the gains and losses realized, are shown in TABLE 3 (in thousands).

TABLE 3
	2004	2003	2002

Proceeds from sales of available-for-sale securities	$221,520	$227,140	$218,364
Gross gains realized	62,474	60,499	29,549
Gross losses realized	2,795	1,167	31,119
Proceeds from bonds called or otherwise
redeemed by the issuer	$696,082	$632,642	$519,635
Gross gains realized	3,982	4,622	2,154
Gross losses realized	640	678	355

In 2004, securities with an amortized cost of $11,673,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $349,000 was established at the time of the transfer. Additionally in 2004, held-to-maturity securities with an amortized cost of $11,751,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $11,766,000 with net realized gain of $15,000.

In 2003, securities with an amortized cost of $25,313,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized gain of $1,520,000 was established at the time of the transfer. Additionally in 2003, held-to-maturity securities with an amortized cost of $81,861,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $88,097,000 with net realized gains of $6,236,000.

In 2002, securities with an amortized cost of $173,145,000 were transferred from held-to-maturity to available-for-sale due to evidence of a significant deterioration in the issuers’ creditworthiness. An unrealized loss of $21,281,000 was established at the time of the transfer. Additionally in 2002, held-to-maturity securities with an amortized cost of $170,311,000 were sold to maintain American National’s credit risk policy. Proceeds from sales of these bonds totaled $178,769,000 with net realized gains of $8,458,000.

All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES

Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder’s equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $121,817,000, $116,971,000, and $42,743,000 for 2004, 2003, and 2002 respectively.

The change in the net unrealized gains on investments for the years ended December 31 are summarized as shown in TABLE 4 (in thousands).

TABLE 4
	2004	2003	2002

Bonds available-for-sale	$(7,616)	$30,290	$39,197
Preferred stocks	(1,358)	483	(1,052)
Common stocks	30,898	192,369	(43,371)
Index options	(38)	(37)	—
Amortization of deferred policy acquisition costs	(7,171)	(11,008)	1,503

	14,715	212,097	(3,723)
Provision for federal income taxes	(4,846)	(74,228)	1,319

	9,869	137,869	(2,404)
Change in unrealized gains of investments
attributable to participating policyholders' intere	(3,257)	(4,369)	744

Total	$6,612	$133,500	$(1,660)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, for the year ended December 31, 2004, are summarized as shown in TABLE 5 (in thousands).

TABLE 5
	Less than 12 months		12 months or more		Total

	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value

Bonds held-to-maturity:
U. S. Government and agencies	$336	$71,234	$3,701	$112,687	$4,037	$183,921
States, and political subdivisions	36	3,114	750	27,691	786	30,805
Public utilities	124	11,804	836	29,585	960	41,389
All other corporate bonds	4,178	58,248	27,488	1,020,266	31,666	1,078,514
Mortgage-backed securities	3,524	219,799	1,664	63,271	5,188	283,070

Total held-to-maturity	8,198	364,199	34,439	1,253,500	42,637	1,617,699

Bonds available-for-sale:
U. S. Government and agencies	27	2,104	—	—	27	2,104
States, and political subdivisions	98	9,681	—	—	98	9,681
Foreign governments	10	820	—	—	10	820
Public utilities	189	22,952	37	1,987	226	24,939
All other corporate bonds	6,204	402,992	1,148	13,452	7,352	416,444
Mortgage-backed securities	228	29,862	245	3,600	473	33,462

Total available-for-sale	6,756	468,411	1,430	19,039	8,186	487,450

Total debt securities	14,954	832,610	35,869	1,272,539	50,823	2,105,149

Marketable equity securities:
Preferred stock	2,263	24,584	—	—	2,263	24,584
Common stock	16,572	110,671	—	—	16,572	110,671

Total marketable equity securities	18,835	135,255	—	—	18,835	135,255

Total investments in securities	$33,789	$967,865	$35,869	$1,272,539	$69,658	$2,240,404

Bonds

American National evaluates all bonds that have unrealized losses on a quarterly basis to determine if the creditworthiness of any of the bonds have deteriorated to a point that would prevent American National from realizing the full amount at maturity. For those bonds where management believes that the full amount will not be realized, an other-than-temporary impairment is recorded. On all other bonds where management does not believe there is a credit problem, American National has the ability and intent to hold these bonds until a market price recovery or maturity and, therefore, these bonds are not considered to be other-than-temporarily impaired.

Marketable equity securities

American National evaluates all marketable equity securities on a quarterly basis and recognizes an other-than-temporary impairment on all of those where market value is less than 80% of book value for nine consecutive months or more. All securities which have an unrealized loss are also evaluated for credit quality, and impairments are recognized for any securities, regardless of the length of time that they have had an unrealized loss, where management believes the carrying value will not be realized. For the remaining securities with unrealized losses, management believes the losses are temporary, and American National has the ability and intent to hold these securities until a market price recovery.

MORTGAGE LOANS

In general, mortgage loans are secured by first liens on income-producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 2004, mortgage loans have fixed rates from 4.50% to 10.375% and variable rates from 3.22% to 9.14%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 months to 33 years.

American National has investments in first lien mortgage loans on real estate with carried values of $1,139,014,000 and $955,360,000 at December 31, 2004 and 2003, respectively. Problem loans, on which valuation allowances were established, totaled $9,855,000 and $20,827,000 at December 31, 2004 and 2003, respectively. The valuation allowances on those loans totaled $1,053,000 and $2,106,000 at December 31, 2004 and 2003, respectively.

POLICY LOANS

All of American National’s policy loans carried interest rates ranging from 4.50% to 8.00% at December 31, 2004.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES)

Investment income and realized gains (losses) on investments, before federal income taxes, for the years ended December 31 are summarized as shown in TABLE 6 (in thousands).

TABLE 6
	Investment Income			Gains (Losses) on Investments

	2004	2003	2002	2004	2003	2002

Bonds	$562,287	$455,590	$394,461	$ 227	$21,345	$(8,462)
Preferred stocks	2,879	2,971	3,022	100	531	153
Common stocks	25,909	22,270	20,038	56,031	15,562	(123,352)
Mortgage loans	72,609	86,297	85,709	(1,016)	(2,720)	(3,811)
Real estate	113,429	96,533	75,803	6,156	1,657	(175)
Other invested assets	57,974	53,948	47,825	471	(10,206)	(64)
Investment in unconsolidated affiliates	—	—	—	37	—	—

	835,087	717,609	626,858	62,006	26,169	(135,71)

Investment expenses	(95,766)	(86,224)	(62,358)	—	—	—
Decrease (increase) in valuation allowanc	—	—	—	(7,602)	6,697	3,968

	$739,321	$631,385	$564,500	$54,404	$32,866	$(131,743)

Included in the realized losses are markdowns of available-for-sale securities due to other-than-temporary declines in the value of the securities. The markdowns totaled $6,678,000 in 2004, $32,074,000 in 2003, and $139,672,000 in 2002.

4.CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well-diversified investment portfolio.

BONDS

Management believes American National’s bond portfolio is diversified and of investment grade. The bond portfolio distributed by quality rating at December 31 is summarized as shown in TABLE 7.

TABLE 7
		2004	2003

AAA	15%	14%
AA	5%	5%
A	45%	44%
BBB	31%	31%
BB	2%	3%
Below BB	2%	3%

	100%	100%

COMMON STOCK

American National’s stock portfolio by market sector distribution at December 31 is summarized as shown in TABLE 8.

TABLE 8
	2004	2003

Materials	3%	4%
Industrials	10%	10%
Consumer Goods	19%	19%
Energy & Utilities	10%	10%
Financials	28%	25%
Information Technolog	11%	12%
Health Care	9%	10%
Communications	4%	4%
Mutual Funds	6%	6%

	100%	100%

MORTGAGE LOANS AND INVESTMENT REAL ESTATE

American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

Mortgage loans and investment real estate by property type distribution at December 31 are summarized as shown in TABLE 9.

TABLE 9
	Mortgage Loans		Investment Real Estate

	2004	2003	2004	2003

Office buildings	24%	21%	17%	15%
Shopping centers	39%	44%	24%	24%
Commercial	3%	5%	5%	1%
Apartments	—	—	—	1%
Hotels/Motels	13%	14%	4%	4%
Industrial	14%	10%	46%	47%
Other	7%	6%	4%	8%

	100%	100%	100%	100%

American National has a diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are summarized as shown in TABLE 10.

TABLE 10
	Mortgage Loans		Investment Real Estate

	2004	2003	2004	2003

New England	7%	5%	1%	1%
Middle Atlantic	12%	15%	--	--
East North Centr	12%	9%	11%	8%
West North Centr	2%	2%	5%	5%
South Atlantic	16%	18%	22%	8%
East South Centr	4%	4%	11%	29%
West South Centr	30%	29%	45%	45%
Mountain	5%	5%	3%	2%
Pacific	12%	13%	2%	2%

	100%	100%	100%	100%

5. FAIR VALUE OF FINANCIAL INSTRUMENTS

Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange, or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies could have a material effect on the estimated market values.

DEBT SECURITIES

The estimated fair values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES

Fair values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS

The fair value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS

The aggregate fair value of policy loans approximates the carrying value reflected on the consolidated balance sheet. These loans typically carry an interest rate that is tied to the crediting rate applied to the related policy and contract reserves. Policy loans are an integral part of the life insurance policies that American National has in-force and cannot be valued separately.

SHORT-TERM INVESTMENTS

The carrying amount for short-term investments approximates their fair value.

INVESTMENT CONTRACTS

The fair value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies’ current interest rates on new products. The carrying value for these contracts approximates their market value.

NOTES PAYABLE

The carrying amount for notes payable approximates their fair value.

INVESTMENT COMMITMENTS

American National’s investment commitments are all short-term in duration, and the market value was not significant at December 31, 2004 or 2003.

VALUES

The carrying amounts and estimated fair values of financial instruments at December 31 are as shown in TABLE 11 (in thousands).

TABLE 11
	2004		2003

	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial assets
Bonds:
Held-to-maturity	$7,770,976	$8,029,947	$7,388,060	$7,682,697
Available-for-sale	2,314,395	2,314,395	1,406,872	1,406,872
Preferred stock	42,464	42,464	49,612	49,612
Common stock	1,052,436	1,052,436	1,020,993	1,020,993
Mortgage loans on real estate	1,139,014	1,212,127	955,360	1,005,884
Policy loans	335,865	335,865	332,743	332,743
Short-term investments	48,836	48,836	110,695	110,695
Financial liabilities
Investment contracts	5,368,147	5,368,147	4,535,663	4,535,663
Notes payable	128,503	128,503	119,044	119,044

6. DEFERRED POLICY ACQUISITION COSTS

Deferred policy acquisition costs and premiums for the years ended December 31, 2004, 2003, and 2002 are as shown in TABLE 12 (in thousands).

TABLE 12
	Life and Annuity	Accident and Health	Property and Casualty	Total

Balance at December 31, 2001	$681,686	$106,152	$ 41,378	$829,216

Additions	134,057	17,234	108,547	259,838
Amortization	(99,077)	(21,947)	(95,208)	(216,232)
Effect of change in unrealized gains on available-for-sale securities	1,498	—	—	1,498

Net change	36,478	(4,713)	13,339	45,104
Acquisitions	113	62	—	175

Balance at December 31, 2002	718,277	101,501	54,717	874,495

Additions	282,945	10,823	161,289	455,057
Amortization	(113,526)	(17,522)	(126,450)	(257,498)
Effect of change in unrealized gains on available-for-sale securities	(11,003)	—	—	(11,003)

Net change	158,416	(6,699)	34,839	186,556
Acquisitions	2,215	2,809	—	5,024
Foreign exchange effect	(117)	—	—	(117)

Balance at December 31, 2003	878,791	97,611	89,556	1,065,958

Additions	198,639	14,097	212,678	425,414
Amortization	(138,151)	(19,182)	(196,946)	(354,279)
Effect of change in unrealized gains on available-for-sale securities	(7,173)	—	—	(7,173)

Net change	53,315	(5,085)	15,732	63,962
Acquisitions	2,755	357	—	3,112
Foreign exchange effect	(1)	—	—	(1)

Balance at December 31, 2004	$934,860	$92,883	$105,288	$1,133,031

2004 Premiums	$372,927	$350,939	$1,182,310	$1,906,176

2003 Premiums	$361,267	$405,039	$1,030,899	$1,797,205

2002 Premiums	$348,048	$408,430	$861,696	$1,618,174

Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

Acquisitions relate to the purchase of various insurance portfolios under assumption reinsurance agreements.

Acquisition costs for American National’s Mexican subsidiary are maintained in their functional currency of Mexican pesos, and translated into U.S. dollars for reporting purposes. Part of the change in deferred acquisition cost balance is due to differences in the exchange rate applied to the balance from period to period. The entire amount of this difference is reported in the shareholders’ equity section of the balance sheet.

7. FUTURE POLICY BENEFITS AND POLICY ACCOUNT BALANCES

LIFE INSURANCE

Assumptions used in the calculation of future policy benefits or policy account balances for individual life policies are summarized as shown in TABLE 13.

TABLE 13
Policy Issue Year	Interest Rate	Percentage of Future Policy Benefits So Valued

Ordinary
1996-2004	7.5% for years 1 through 5, graded to 5.5% at the end of year 25, and level thereafter	7%
1981-1995	8% for years 1 through 5, graded to 6% at the end of year 25, and level thereafter.	16%
1976-1980	7% for years 1 through 5, graded to 5% at the end of year 25, and level thereafter..	9%
1972-1975	6% for years 1 through 5, graded to 4% at the end of year 25, and level thereafter..	4%
1969-1971	6% for years 1 through 5, graded to 3.5% at the end of year 30, and level thereafter	3%
1962-1968	4.5% for years 1 through 5, graded to 3.5% at the end of year 15, and level thereafter	5%
1948-1961	4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter	5%
1947 and prior	Statutory rates of 3% or 3.5%	1%
Participating Business Acquired	Level rates of 3% to 5.5%	8%
Industrial
1948-1967	4% for years 1 through 5, graded to 3.5% at the end of year 10, and level thereafter	3%
1947 and prior	Statutory rates of 3%	2%
Universal Life
Future policy benefits for universal life are equal to the current account value		37%

		100%

Future policy benefits for group life policies have been calculated using a level interest rate of 4%. Mortality and withdrawal assumptions are based on American National’s experience.

ANNUITIES

Fixed annuities included in future policy benefits are calculated using a level interest rate of 6%. Mortality and withdrawal assumptions are based on American National’s experience. Policy account balances for interest-sensitive annuities are equal to the current gross account balance.

HEALTH INSURANCE

Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%. Morbidity and termination assumptions are based on American National’s experience.

8. LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for accident and health, and property/casualty unpaid claims and claim adjustment expenses is summarized as shown in Table 14 (in thousands).

TABLE 14
	2004	2003	2002

Balance at January 1	$1,245,350	$1,220,678	$1,160,510
Less reinsurance recoverabl	500,583	567,114	582,467

Net beginning balance	744,767	653,564	578,043

Incurred related to:
Current year	1,085,422	1,072,097	998,604
Prior years	(29,546)	(25,517)	12,927

Total incurred	1,055,876	1,046,580	1,011,531

Paid related to:
Current year	648,984	651,639	603,229
Prior years	331,649	303,738	332,781

Total paid	980,633	955,377	936,010

Net balance at December 31	820,010	744,767	653,564
Plus reinsurance recoverable	455,395	500,583	567,114

Balance at December 31	$1,275,405	$1,245,350	$1,220,678

The balances at December 31 are included in policy and contract claims in the consolidated statements of financial position.

9. REINSURANCE

As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $2,361,000.

American National remains primarily liable with respect to any reinsurance ceded, and would bear the entire loss if the assuming companies were to be unable to meet their obligations under any reinsurance treaties.

To minimize its exposure to significant losses from reinsurer insolvencies, American National evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. At December 31, 2004, amounts recoverable from reinsurers with a carrying value of $73,826,598 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos Islands. American National holds collateral related to these credit reinsurers totaling $46,979,233. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 90 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

American National has amounts receivable from reinsurers totaling $489,474,000 at December 31, 2004. Of this total, $41,000,000 represents amounts that are the subject of litigation or are in dispute with the reinsurers involved. Management believes these disputes will not have a significant effect on American National’s financial position.

As a result of the September 11, 2001 terrorist attack on the United States, American National accrued losses (primarily on reinsurance assumed) as of December 31, 2001 totaling $239,406,000, with reinsurance in place providing coverage of $218,606,000 on those claims. During subsequent years, claims were paid and reinsurance recovered, reducing the amount accrued to $195,143,000, with $177,252,000 of reinsurance in place as of December 31, 2004. American National has evaluated the reinsurers providing the coverage for these claims, and management believes that all the ceded amounts are recoverable. The failure of any single reinsurer to meet its obligations for these claims would not have a significant effect on American National’s financial position.

Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as shown in TABLE 15 (in thousands).

Table 15
	2004	2003	2002

Direct premiums	$2,010,400	$1,844,723	$1,742,624
Reinsurance premiums assumed from other compani	262,786	395,549	513,109
Reinsurance premiums ceded to other companies	(367,010)	(443,067)	(637,559)

Net premiums	$1,906,176	$1,797,205	$1,618,174

Reinsurance recoveries	$229,816	$236,469	$399,556

Life insurance in force and related reinsurance amounts at December 31 are summarized as shown in TABLE 16 (in thousands).

Table 16
	2004	2003	2002

Direct life insurance in force	$60,675,600	$58,301,547	$55,642,502
Reinsurance risks assumed from other compani	726,927	434,863	861,159

Total life insurance in force	61,402,527	58,736,410	56,503,661
Reinsurance risks ceded to other companies	(21,539,440)	(18,767,137)	(16,278,521)

Net life insurance in force	$39,863,087	$39,969,273	$40,225,140

10. NOTES PAYABLE

At December 31, 2004, American National’s subsidiaries had notes payable to third-party lenders totaling $128,503,000. Of this balance, $3,687,000 represents the balance of one note owed by a subsidiary. This note has an interest rate of 7%, and does not require payment of principle or interest until maturity in 2006. The remaining notes payable balance totaling $124,816,000 is comprised of seven notes owed by various joint ventures, in which American National’s real estate holding companies are partners, and which are consolidated in these financial statements. These joint venture notes have interest rates ranging from 5.00% to 8.07% and maturities from 2008 to 2027. All of these notes are secured by the joint ventures, and American National’s liability for these notes is limited to the amount of its investment in the joint ventures, which totaled $27,320,000 at December 31, 2004.

11. FEDERAL INCOME TAXES

The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate is shown in TABLE 17 (in thousands, except percentages).

TABLE 17
	2004		2003		2002

	Amount	Rate	Amount	Rate	Amount	Rate

Income tax on pre-tax income	$131,252	35.00%	$95,104	35.00%	$9,392	35.00%
Tax-exempt investment income	(4,027)	(1.07)	(3,883)	(1.43)	(3,416)	(12.73)
Dividend exclusion	(5,908)	(1.58)	(5,701)	(2.10)	(4,629)	(17.25)
Adjustment to deferred taxes	—	—	—	—	4,599	17.14
Miscellaneous tax credits, net	(1,435)	(0.38)	(1,837)	(0.68)	(1,843)	(6.87)
Losses on foreign operations	2,373	0.63	2,649	0.97	3,201	11.93
Other items, net	(2,842)	(0.76)	3,228	1.19	2,676	9.97

	$119,413	31.84%	$89,560	32.95%	$9,980	37.19%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2004 and December 31, 2003 are as shown in TABLE 18 (in thousands).

TABLE 18
	2004	2003

DEFERRED TAX ASSESTS:
Marketable securities, principally due to impairment losses	$35,835	$34,178
Investment in real estate and other invested assets, principally due
investment valuation allowances	13,230	8,739
Policyholder funds, principally due to policy reserve discount	209,897	182,182
Policyholder funds, principally due to unearned premium reserve	37,222	34,180
Notes payable	25,011	22,969
Non-qualified pension	19,406	16,824
Other assets	11,326	17,819

Net deferred tax assets	$351,927	$316,891

DEFERRED TAX LIABILITIES:
Marketable securities, principally due to net unrealized gains	$(140,099)	$(135,164)
Marketable securities, due to difference between GAAP and tax basis	(56,102)	(42,108)
Investment in bonds, principally due to accrual of discount on bonds	(9,359)	(11,408)
Deferred policy acquisition costs, due to difference between GAAP
and tax amortization methods	(290,632)	(270,204)
Property, plant and equipment, principally due to difference between
GAAP and tax depreciation methods	(9,965)	(7,984)
Non-taxable pension	(10,062)	(12,542)

Net deferred tax liabilities	(516,219)	(479,410)

Total deferred tax	$(164,292)	$(162,519)

Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. In 2004, tax law was changed to allow distribution of this deferred income (designated by federal law as “policyholders’ surplus”) without taxation as long as it is distributed by December 31, 2006. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management intends to distribute the deferred amount to stockholders before the December 2006 deadline. There was no change in the “policyholders’ surplus” between December 31, 2003 and December 31, 2004, and the cumulative balance was approximately $63,000,000 at both dates.

Federal income taxes totaling approximately $112,853,000, $44,564,000 and $52,380,000 were paid to the Internal Revenue Service in 2004, 2003 and 2002, respectively. The statute of limitations for the examination of federal income tax returns through 1998 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1998. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

12. COMPONENTS OF COMPREHENSIVE INCOME

The items included in comprehensive income, other than net income, are unrealized gains on available-for-sale securities (net of deferred acquisition costs), foreign exchange adjustments, the change in fair value of an interest rate swap and subsidiary minimum pension liability adjustment. The details on the unrealized gains included in comprehensive income, and the related tax effects thereon are as shown in TABLE 19 (in thousands).

TABLE 19
	Before Federal Income Tax	Federal Income Tax Expense	Net of Federal Income Tax

December 31, 2004
Unrealized losses	$ (46,171)	$(16,160)	$(30,011)
Less: reclassification adjustment for net gains realized in net incom	56,343	19,720	36,623

Net unrealized gain component of comprehensive income	$10,172	$3,560	$6,612

December 31, 2003
Unrealized gains	$174,183	$60,964	$113,219
Less: reclassification adjustment for net gains realized in net incom	31,202	10,921	20,281

Net unrealized gain component of comprehensive income	$205,385	$71,885	$133,500

December 31, 2002
Unrealized gains	$137,895	$48,263	$89,632
Less: reclassification adjustment for net losses realized in net inco	(140,449)	(49,157)	(91,292)

Net unrealized loss component of comprehensive income	$(2,554)	$(894)	$(1,660)

13. STOCKHOLDERS’ EQUITY AND MINORITY INTERESTS

COMMON STOCK

American National has only one class of common stock with a par value of $1.00 per share and 50,000,000 authorized shares. The amounts outstanding at December 31, were as shown in TABLE 20.

TABLE 20
Common stock:	2004	2003	2002

Shares issued	30,832,449	30,832,449	30,832,449
Treasury shares	4,191,617	4,197,617	4,197,617
Restricted shares	161,000	155,000	155,000

Outstanding shares	26,479,832	26,479,832	26,479,832

STOCK-BASED COMPENSATION

American National has one stock-based compensation plan. Under this plan, American National can grant Non-Qualified Stock Options, Stock Appreciation Rights, Restricted Stock Awards, Performance Rewards, Incentive Awards and any combination of these. The number of shares available for grants under the plan cannot exceed 900,000 shares, and no more than 50,000 shares may be granted to any one individual in any calendar year.

The plan provides for the award of Restricted Stock. Restricted Stock Awards entitle the participant to full dividend and voting rights. Unvested shares are restricted as to disposition, and are subject to forfeiture under certain circumstances. Compensation expense is recognized over the vesting period. The restrictions on these awards lapse after 10 years, and feature a graded vesting schedule in the case of the retirement of an award holder. Three awards of restricted stock have been granted, with a total of 142,000 shares granted at an exercise price of zero. These awards result in compensation expense to American National over the vesting period. The amount of compensation expense recorded was $1,034,000 in 2004, $1,011,000 in 2003, and $621,000 in 2002.

The plan provides for the award of Stock Appreciation Rights (SAR). The SAR’s give the holder the right to compensation based on the difference between the price of a share of stock on the grant date and the price on the exercise date. The SARs vest at a rate of 20% per year for 5 years and expire 5 years after the vesting period. American National uses the average of the high and low price on the last trading day of the period to calculate the fair value and compensation expense for SARs. The fair value of the SARs was $1,424,000 and $1,221,000 at December 31, 2004 and 2003 respectively. Compensation expense was recorded totaling $1,655,000, $346,000, and $717,000 for the years ended December 31, 2004, 2003, and 2002, respectively.

SAR and Restricted Stock (RS) information for 2004, 2003 and 2002 is shown in TABLE 21.

TABLE 21
	SAR Shares	SAR Weighted- Average Price per Share	RS Shares	RS Weighted- Average Price per Share

Outstanding at December 31, 2001	73,550	$58.14	79,000	$14.09

Granted	83,000	88.00	76,000	—
Exercised	(18,000)	57.11	—	—
Canceled	—	—	—	—

Outstanding at December 31, 2002	138,550	$76.16	155,000	$7.18

Granted	15,000	88.35	—	—
Exercised	(7,425)	57.00	—	—
Canceled	—	—	—	—

Outstanding at December 31, 2003	146,125	$78.39	155,000	$7.18

Granted	—	—	6,000	—
Exercised	(48,591)	66.84	—	—
Canceled	(3,184)	86.59	—	—

Outstanding at December 31, 2004	94,350	$84.06	161,000	$6.92

The weighted-average contractual remaining life for the 94,350 SAR shares outstanding as of December 31, 2004, is 6.6 years. The weighted-average exercise price for these shares is $84.06 per share. Of the shares outstanding, 33,150 are exercisable at a weighted-average exercise price of $77.38 per share.

The weighted-average contractual remaining life for the 161,000 Restricted Stock shares outstanding as of December 31, 2004, is 7.0 years. The weighted-average exercise price for these shares is $6.92 per share. None of the shares outstanding was exercisable.

EARNINGS PER SHARE

Basic earnings per share was calculated using a weighted average number of shares outstanding of 26,479,832. The Restricted Stock resulted in diluted earnings per share as summarized in TABLE 22.

TABLE 22
	2004	2003	2002

Unrestricted shares outstanding	26,479,832	26,479,832	26,479,832
Incremental shares from restricted stock	72,762	50,525	41,673

Total shares for diluted calculations	26,552,594	26,530,357	26,521,505
Diluted earnings per share	$9.63	$6.87	$0.64

DIVIDENDS

American National’s payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and in the absence of special approval, limit the payment of dividends to statutory net gain from operations on an annual, non-cumulative basis. Additionally, insurance companies are not permitted to distribute the excess of stockholders’ equity, as determined on a GAAP basis over that determined on a statutory basis.

Generally, the same restrictions on amounts that can transfer in the form of dividends, loans, or advances to the parent company apply to American National’s insurance subsidiaries.

At December 31, 2004, approximately $1,243,732,000 of American National’s consolidated stockholders’ equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

MINORITY INTERESTS

Two of American National’s subsidiaries have preferred stock outstanding to unrelated third parties. These preferred stock issues had a total value of $1,085,000 and $1,250,000 at December 31, 2004 and 2003, respectively. These preferred stock issues carry various terms, including cumulative dividends and voting rights as they apply to the subsidiary.

In 2001, American National formed TMNY Investments, LLC (TMNY). Subsequently, TMNY purchased five percent of the common stock of Farm Family Holdings, Inc. from another subsidiary of American National. The purpose of TMNY is to provide certain officers with additional incentive to enhance the profitable growth of the Farm Family companies. Accordingly, shares of TMNY preferred stock representing 66% of the value of the company were granted to various officers of American National and its subsidiaries. The preferred shares can not be sold or otherwise traded by the officers for a period of eight years. The total value of these preferred shares was $2,378,000 and $1,561,000 at December 31, 2004 and 2003, respectively.

American National County Mutual Insurance Company (County Mutual) is a mutual insurance company that is owned by its policyholders. However, the company has a management agreement which effectively gives complete control of County Mutual to American National. As a result, County Mutual is included in the consolidated financial statements. The interest that the policyholders of County Mutual have in the financial position of County Mutual is reflected as a minority interest totaling $6,750,000 at December 31, 2004 and 2003.

American National’s subsidiary, ANTAC, Inc., is a partner in various joint ventures. ANTAC exercises significant control or ownership of these joint ventures, resulting in their consolidation into the American National consolidated financial statements. As a result of the consolidation, the interest of the other partners of the joint ventures is shown as a minority interest. The joint ventures had receivable balances from the other partners totaling $14,143,000 and $2,013,000 at December 31, 2004 and 2003, respectively.

14. SEGMENT INFORMATION

American National and its subsidiaries are engaged principally in the insurance business. Management organizes the business around its marketing distribution channels. Separate management of each segment is required because each business unit is subject to different marketing strategies. There are eight operating segments based on the company’s marketing distribution channels.

The operating segments are as follows:

MULTIPLE LINE

This segment derives its revenues from the sale of individual life, annuity, accident/health, and property/casualty products marketed through American National, ANTEX, ANPAC, ANGIC, ANPAC Lloyds, Farm Family Life, Farm Family Property Casualty and United Farm Family.

HOME SERVICE DIVISION

This segment derives its revenues from the sale of individual life, annuity and accident/health insurance. In this segment, the agent collects the premiums. This segment includes business in the United States and Mexico.

INDEPENDENT MARKETING

This segment derives its revenues mainly from the sale of life and annuity lines marketed through independent marketing organizations.

HEALTH DIVISION

This segment derives its revenues primarily from the sale of accident/health insurance plus group life insurance marketed through group brokers and third-party marketing organizations.

SENIOR AGE MARKETING

This segment derives its revenues primarily from the sale of Medicare Supplement plans, individual life, annuities, and accident/health insurance marketed through Standard Life and Accident Insurance Company.

DIRECT MARKETING

This segment derives its revenues principally from the sale of individual life insurance, marketed through Garden State Life Insurance Company, using direct selling methods.

CREDIT INSURANCE DIVISION

This segment derives its revenues principally from the sale of credit insurance products.

CAPITAL AND SURPLUS

This segment derives its revenues principally from investment instruments.

ALL OTHER

This category comprises segments that are too small to show individually. This category includes non-insurance, reinsurance assumed, and retirement benefits.

All income and expense amounts specifically attributable to policy transactions are recorded directly to the appropriate line of business within each segment. Income and expenses not specifically attributable to policy transactions are allocated to the lines within each segment as follows:

•	Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.

•	Net investment income from all other assets is allocated to the marketing segments in accordance with the amount of equity invested in each segment, with the remainder going to capital and surplus.

•	Expenses are allocated to the lines based upon various factors, including premium and commission ratios within the respective operating segments.

•	Gain or loss on the sale of investments is allocated to capital and surplus.

•	Equity in earnings of unconsolidated affiliates is allocated to the segment that provided the funds to invest in the affiliate.

•	Federal income taxes have been applied to the net earnings of each segment based on a fixed tax rate. Any difference between the amount allocated to the segments and the total federal income tax amount is allocated to capital and surplus.

TABLE 23 summarizes net income and various components of net income by operating segment for the years ended December 31, 2004, 2003, and 2002 (in thousands).

TABLE 23
	Premiums and Other Policy Revenue	Net Investment Income and Realized Gains	Expenses and Benefits	Equity in Unconsolidated Affiliates	Gain (Loss)From Operations Before Federal Income Taxes	Federal Income Tax Expense (Benefit)	Net Income (Loss)

2004
Multiple Line	$1,244,260	$173,602	$1,241,349	$ —	$176,513	$58,249	$18,264
Home Service Division	210,407	107,072	292,416	—	25,063	8,271	16,792
Independent Marketing	67,070	302,601	344,603	—	25,068	8,272	16,796
Senior Age Marketing	199,657	18,652	197,523	—	20,786	6,859	13,927
Direct Marketing	37,817	3,308	37,615	—	3,510	1,158	2,352
Credit Insurance Divisi	144,495	19,747	165,642	—	(1,400)	(462)	(938)
Health Division	139,132	4,125	143,764	—	(507)	(167)	(340)
Capital & Surplus	900	131,081	12,885	6,143	125,239	36,991	88,248
All Other	41,873	33,537	74,872	196	734	242	492

	$2,085,611	$793,725	$2,510,669	$6,339	$375,006	$119,413	$255,593

2003
Multiple Line	$1,136,960	171,878	$1,188,507	$—	$120,331	$39,709	$80,622
Home Service Division	212,631	112,098	298,655	—	26,074	8,604	17,470
Independent Marketing	45,421	215,305	250,101	—	10,625	3,506	7,119
Senior Age Marketing	206,766	19,145	211,854	—	14,057	4,639	9,418
Direct Marketing	35,256	3,823	39,590	—	(511)	(169)	(342)
Credit Insurance Divisi	99,167	17,553	101,562	—	15,158	5,002	10,156
Health Division	192,749	9,123	192,449	—	9,423	3,110	6,313
Capital & Surplus	975	81,565	13,277	4,017	73,280	24,074	49,206
All Other	34,540	33,761	65,323	310	3,288	1,085	2,203

	1,964,465	$664,251	$2,361,318	$4,327	$271,725	$89,560	$182,165

2002
Multiple Line	$991,203	$165,405	$1,111,150	$—	$45,458	$15,001	$30,457
Home Service Division	212,207	113,582	293,521	—	32,268	10,648	21,620
Independent Marketing	27,591	141,836	161,810	—	7,617	2,514	5,103
Senior Age Marketing	189,283	18,815	202,957	—	5,141	1,697	3,444
Direct Marketing	32,520	3,508	33,922	—	2,106	695	1,411
Credit Insurance Divisi	73,600	17,939	76,454	—	15,085	4,978	10,107
Health Division	225,305	9,201	225,326	—	9,180	3,029	6,151
Capital & Surplus	1,014	(67,686)	16,796	(10,487)	(93,955)	(29,881)	(64,074)
All Other	35,086	30,157	61,670	362	3,935	1,299	2,636

	$1,787,809	$432,757	$2,183,606	$(10,125)	$26,835	$9,980	$16,855

There were no significant non-cash items to report. Substantially all of the consolidated revenues were derived in the United States.

Most of the operating segments provide essentially the same types of products. TABLE 24 provides revenues within each segment by line of business for the years ended December 31, 2004, 2003, and 2002 (in thousands).

TABLE 24: TOTAL REVENUES
	Life	Annuity	Accident and Health	Property and Casualty	Credit	All Other	Total Revenues

2004
Multiple Line Marketing	$204,560	$33,657	$16,728	$1,162,917	$—	$—	$1,417,862
Home Service Division	302,838	3,652	10,989	—	—	—	317,479
Independent Marketing	52,182	317,489	—	—	—	—	369,671
Senior Age Marketing	26,912	3,003	188,394	—	—	—	218,309
Direct Marketing	40,739	92	294	—	—	—	41,125
Credit Insurance Division	—	—	—	—	164,242	—	164,242
Health Division	2,585	—	140,672	—	—	—	143,257
Capital & Surplus	—	—	—	—	—	131,981	131,981
All Other	28,180	19,323	3,340	—	—	24,567	75,410

	$657,996	$377,216	$360,417	$1,162,917	$164,242	$156,548	$2,879,336

2003
Multiple Line Marketing	$206,948	$35,923	$17,888	$1,048,079	$—	$—	$1,308,838
Home Service Division	309,811	3,898	11,020	—	—	—	324,729
Independent Marketing	43,406	217,320	—	—	—	—	260,726
Senior Age Marketing	28,819	2,966	194,126	—	—	—	225,911
Direct Marketing	38,613	111	355	—	—	—	39,079
Credit Insurance Division	—	—	—	—	116,720	—	116,720
Health Division	2,628	—	199,245	—	—	—	201,873
Capital & Surplus	—	—	—	—	—	82,539	82,539
All Other	28,683	16,323	3,894	—	—	19,401	68,301

	$658,908	$276,541	$426,528	$1,048,079	$116,720	$101,940	$2,628,716

2002
Multiple Line Marketing	$204,466	$35,545	$18,772	$897,825	$—	$—	$1,156,608
Home Service Division	310,532	4,576	10,681	—	—	—	325,789
Independent Marketing	32,433	136,994	—	—	—	—	169,427
Senior Age Marketing	30,401	2,537	175,161	—	—	—	208,099
Direct Marketing	35,524	109	395	—	—	—	36,028
Credit Insurance Division	—	—	—	—	91,539	—	91,539
Health Division	2,688	—	231,818	—	—	—	234,506
Capital & Surplus	—	—	—	—	—	(66,671)	(66,671)
All Other	31,727	14,171	4,481	—	—	14,862	65,241

	$647,771	$193,932	$441,308	$897,825	$91,539	$(51,809)	$2,220,566

The operating segments are supported by the fixed income assets and policy loans. Equity type assets, such as stocks, real estate and other invested assets, are investments of the Capital and Surplus segment. Assets of the non-insurance companies are specifically associated with those companies in the “All other” segment. Any assets not used in support of the operating segments are assigned to Capital and Surplus.

TABLE 25 summarizes assets by operating segment for the years ended December 31, 2004 and 2003 (in thousands).

TABLE 25
	2004	2003

Multiple Line	$3,852,370	$3,698,006
Home Service Division	1,895,931	1,867,163
Independent Marketing	6,350,877	5,229,124
Senior Age Marketing	399,464	402,828
Direct Marketing	113,890	105,530
Credit Insurance Divisi	483,328	448,474
Health Division	485,662	595,663
Capital & Surplus	2,138,249	1,917,681
All Other	851,056	875,765

	$16,570,827	$15,140,234

The net assets of the Capital and Surplus and All Other segments include investments in unconsolidated affiliates. Almost all of American National’s assets are located in the United States of America.

The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations are made when preparing the financial statements, and allocations of revenues, expenses and gains or losses have been included when determining reported segment profit or loss.

The reported measures are determined in accordance with the measurement principles most consistent with those used in measuring the corresponding amounts in the consolidated financial statements.

The results of the operating segments of the business are affected by economic conditions and customer demands. A portion of American National’s insurance business is written through one third-party marketing organization. Of the total net premium revenue and policy account deposits during 2004, approximately 8% was written through that organization, which is included in the Independent Marketing operating segment. This compares with 23% and 11% in 2003 and 2002, respectively. Of the total business written by this one organization, the majority was policy account deposits for annuities.

15. RECONCILIATION TO STATUTORY ACCOUNTING

American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on a GAAP basis.

Reconciliation of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as shown in TABLE 26 (in thousands).

TABLE 26
	2004	2003	2002

Statutory net income of insurance companies	$271,043	$71,386	$413,775
Net gain (loss) of non-insurance companies	37,099	(14,479)	(134,667)

Combined net income	$308,142	$56,907	$279,108
Increases/(decreases):
Deferred policy acquisition costs	71,135	197,559	43,606
Policyholder funds	(104,653)	(56,044)	(17,282)
Deferred federal income tax benefit	16,792	4,751	12,071
Premiums deferred and other receivables	75	(2,764)	(90)
Gain on sale of investments	(5,785)	(3,244)	(297,221)
Change in interest maintenance reserve	(3,047)	1,817	6,871
Asset valuation allowances	(1,991)	5,100	(6,125)
Investment income	(1,954)	(3,037)	(4,467)
Other adjustments, net	(5,323)	(19,066)	(7,371)
Consolidating eliminations and adjustments	(17,798)	186	7,755

Net income reported herein	$255,593	$182,165	$16,855

	2004	2003	2002

Statutory capital and surplus of insurance compani	$2,948,000	$2,631,329	$2,483,320
Stockholders' equity of non-insurance companies	310,285	286,264	17,372

Combined capital and surplus	$3,258,285	$2,917,593	$2,500,692
Increases/(decreases):
Deferred policy acquisition costs	1,133,031	1,065,958	874,495
Policyholder funds	36,259	121,050	173,790
Deferred federal income taxes	(184,956)	(222,070)	(150,903)
Premiums deferred and other receivables	(90,974)	(90,456)	(87,707)
Reinsurance in "unauthorized companies"	42,566	50,697	60,129
Statutory asset valuation reserve	398,725	360,410	322,125
Statutory interest maintenance reserve	15,858	17,231	14,244
Asset valuation allowances	(15,759)	(8,398)	(27,151)
Investment market value adjustments	79,844	91,376	102,990
Non-admitted assets and other adjustments, net	61,630	93,141	87,857
Consolidating eliminations and adjustments	(1,438,751)	(1,284,510)	(996,832)

Stockholders' equity reported herein	$3,295,758	$3,112,022	$2,873,729

In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $110,399,000 at December 31, 2004, on deposit with appropriate regulatory authorities.

16. RETIREMENT BENEFITS

PENSION BENEFITS

American National and its subsidiaries have one active, tax-qualified, defined-benefit pension plan and one inactive plan. The active plan has three separate programs. One of the programs is contributory and covers Home Service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee’s compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee’s career average earnings and years of service.

The inactive tax-qualified defined-benefit pension plan covers employees of the Farm Family companies hired prior to January 1, 1997. Effective January 1, 1997, benefits through this plan were frozen, and no new participants have been added.

American National also sponsors for key executives three non-tax-qualified pension plans that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

The companies’ funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974. The unfunded plans will be funded out of general corporate assets when necessary.

Actuarial computations of pension expense (before income taxes) produced a pension cost of $12,627,000 for 2002, $15,346,000 for 2003, and $21,789,000 for 2004.

The pension cost for the years ended December 31, are as shown in TABLE 27 (in thousands).

TABLE 27
	2004	2003	2002

Service cost—benefits earned during period	$8,753	$8,029	$7,211
Interest cost on projected benefit obligati	13,705	13,248	12,999
Expected return on plan assets	(10,319)	(10,780)	(10,960)
Amortization of past service cost	3,630	3,715	2,921
Amortization of transition asset	93	5	4
Amortization of actuarial loss	5,927	1,129	452

Total pension cost	$21,789	$15,346	$12,627

TABLE 28 sets forth the actuarial present value of benefit obligations, the funded status, and the amounts recognized in the consolidated statements of financial position at December 31 for the companies’ pension plans (in thousands).

TABLE 28
	2004			2003

	Assets Exceed Accumulated Benefits		Accumulated Benefits Exceed Assets	Assets Exceed Accumulated Benefits		Accumulated Benefits Exceed Assets

Vested benefit obligation	$(120,663)		$(86,011)	$(115,644)		$(76,042)

Accumulated benefit obligation	$(123,556)		$(86,011)	$(119,066)		$(76,042)

Projected benefit obligation	$(146,146)		$(105,227)	$(136,590)		$(93,337)
Plan assets at fair value (long term securities)	136,720		20,365	138,247		19,872

Funded status:
Plan assets in excess of projected benefit obligation	(9,426)		(84,862)	1,657		(73,465)
Unrecognized net loss	26,883		11,704	23,885		5,021
Prior service cost not yet recognized in periodic pension cost	—		22,199	—		20,258
Unrecognized net transition asset at January 1 being recognized over 15 years	—		—	—		—
Adjustment required to recognize minimum liability	—		(14,662)	—		(12,040)
Offset for intangible asset	—		9,783	—		12,040
Prepaid pension cost included in other assets or other liabilities	$17,457		$(55,838)	$25,542		$(48,186)

Assumptions used at December 31 to determine benefit obligations:		2004	2003		2002

Weighted-average discount rate on benefit obligation		5.84%	6.00%		6.72%
Expected long-term rate of return on plan assets		7.00%	7.06%		7.06%

Assumptions used at December 31 to determine benefit costs:		2004	2003		2002

Weighted-average discount rate on benefit obligation		6.00%	6.72%		6.96%
Rate of increase in compensation levels		3.69%	3.86%		4.20%
Expected long-term rate of return on plan assets		7.06%	7.06%		7.14%

American National Employees Retirement Plan weighted-average asset allocations at December 31, 2004 and 2003, by asset category, are as summarized in TABLE 29.

TABLE 29
	Plan Assets at December 31,
	2004	2003

Asset Category
Equity securiti	31.9%	26.2%
Debt securities	57.4%	69.8%
Other	10.7%	4.0%

Total	100.0%	100.0%

The overall expected long-term rate-of-return-on-assets assumption is based upon a building-block method, whereby the expected rate of return on each asset class is broken down into three components: (1) inflation, (2) the real risk-free rate of return (i.e., the long-term estimate of future returns on default-free U.S. government securities), and (3) the risk premium for each asset class (i.e., the expected return in excess of the risk-free rate). All three components are based primarily on historical data.

While the precise expected return derived using the above approach will fluctuate somewhat from year to year, American National’s policy is to hold this long-term assumption constant as long as it remains within a reasonable tolerance from the derived rate.

American National is not expected to contribute to the Retirement Plan in 2005, because the plan is over-funded.

The benefit payments, which reflect expected future service, as appropriate, are summarized as in TABLE 30.

TABLE 30
Year	Pension Benefits

2005	10,191,573
2006	12,732,667
2007	13,391,450
2008	14,543,309
2009	10,595,576
2010 - 2014	120,641,408

HEALTH BENEFITS

American National and its subsidiaries provide certain health and/or dental benefits to retirees. Participation in these plans is limited to current retirees and their dependents who met certain age and length of service requirements. No new participants will be added to these plans in the future.

The primary retiree health benefit plan provides major medical benefits for participants under the age of 65 and Medicare Supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plan is contributory, with the company’s contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by American National, are to be contributed by the retirees.

The accrued post-retirement benefit obligation, included in other liabilities, was $7,253,000 and $7,427,000 at December 31, 2004 and 2003, respectively. These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since American National’s contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

OTHER BENEFITS

Under American National and its subsidiaries’ various group benefit plans for active employees, life insurance benefits are provided upon retirement for eligible participants who meet certain age and length of service requirements.

In addition to the defined benefit pension plans, American National sponsors one defined contribution plan for all employees excluding those of the Farm Family companies, and an incentive savings plan for employees of the Farm Family companies. The defined contribution plan (also known as a 401K plan) allows employees to contribute up to the maximum allowable amount as determined by the Internal Revenue Service. American National does not contribute to the defined contribution plan. Company contributions are made under the incentive savings plan for the Farm Family companies, with a discretionary portion based on the profits earned by the Farm Family companies. The expense associated with this plan was $2,444,000 for 2004, $2,205,000 for 2003, and $2,271,000 for 2002.

17. COMMITMENTS AND CONTINGENCIES

COMMITMENTS

American National and its subsidiaries lease insurance sales office space in various cities. The remaining long-term lease commitments at December 31, 2004, were approximately $4,796,000.

In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 2004, to purchase, expand or improve real estate, to fund mortgage loans, and to purchase other invested assets aggregating $147,030,000, all of which are expected to be funded in 2005. As of December 31, 2004, all of the mortgage loan commitments have interest rates that are fixed.

GUARANTEES

In the normal course of business, American National has guaranteed bank loans for customers of a third-party marketing operation. The bank loans are used to fund premium payments on life insurance policies issued by American National. The loans are secured by the cash values of the life insurance policies. If the customer were to default on the bank loan, American National would be obligated to pay off the loan. However, since the cash value of the life insurance policies always equals or exceeds the balance of the loans, management does not foresee any loss on the guarantees. The total amount of the guarantees outstanding as of December 31, 2004, was approximately $332,330,000, while the total cash values of the related life insurance policies was approximately $340,478,000.

LITIGATION

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to discriminatory practices in life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial settlements across the life insurance industry. American National is a defendant in similar lawsuits. Management believes that American National has meritorious legal defenses against the lawsuits and that the ultimate outcome of this litigation will not have a significant adverse effect on the financial condition of American National.

In addition to the litigation, the pricing and sales practices on which the lawsuits are based have also been the focus of investigations by the various state insurance departments. In 2004, American National reached a settlement with a group of insurance departments led by the Texas Insurance Department which resolved the investigations. The total cost of the settlement was approximately $4,000,000.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in several lawsuits alleging, among other things, improper calculation and/or cancellation of benefits under certain group health contracts. Management believes that the companies have meritorious legal defenses against these lawsuits. Therefore, no provision for possible losses on these cases has been recorded in the consolidated financial statements.

American National and its subsidiary American National Life Insurance Company of Texas are defendants in a lawsuit alleging fraud in the sale and pricing of a health insurance policy in Mississippi. Management believes that the companies have meritorious legal defenses against this lawsuit. Therefore, no provision for possible loss on this case has been recorded in the consolidated financial statements.

American National is a defendant in a lawsuit alleging misleading sales practices and alleged improper policy surcharges in the sale and pricing of universal life policies. This lawsuit was filed in California as a putative class action. Management believes that the company has meritorious legal defenses against this lawsuit. Therefore, no provision for possible losses on this case has been recorded in the consolidated financial statements.

Based on information currently available, management also believes that amounts ultimately paid, if any, arising from these cases would not have a material effect on the company’s results of operations and financial position. However, it should be noted that the frequency of large damage awards, which bear little or no relation to the economic damages incurred by plaintiffs in some jurisdictions, continue to create the potential for an unpredictable judgment in any given lawsuit. It is possible that, if the defenses in these lawsuits are not successful, and the judgments are greater than management can anticipate, the resulting liability could have a material impact on the consolidated financial results.

The companies are also defendants in various other lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. After reviewing these matters with legal counsel, management is of the opinion that the ultimate resultant liability, if any, would not have a material adverse effect on the companies’ consolidated financial position or results of operations. However, these lawsuits are in various stages of development, and future facts and circumstances could result in management’s changing its conclusions.

INDEPENDENT AUDITOR’S REPORT ON SUPPLEMENTARY INFORMATION

To the Stockholders and Board of Directors

American National Insurance Company

We have audited and reported separately herein on the consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004.

Our audit was made for the purpose of forming an opinion on the basic consolidated statements of American National Insurance Company and subsidiaries taken as a whole. The supplementary information included in Schedules I, III, IV and V as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004, is presented for the purposes of complying with the Securities and Exchange rules and is not a required part of basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

KPMG LLP

Houston, Texas

March 11, 2005

American National Insurance Company and Subsidiaries
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (IN THOUSANDS) December 31, 2004
Type of Investment	Cost (a)	Market Value	Amount at Which Shown in the Balance Sheet

Fixed Maturities:
Bonds Held-to-Maturity:
United States Government and government agencies
and authorities	$242,260	$240,663	$242,260
States, municipalities and political subdivisions	240,399	249,041	240,399
Foreign governments	11,727	11,816	11,727
Public utilities	772,998	804,829	772,998
All other corporate bonds	6,503,592	6,723,598	6,503,592
Bonds Available-for-Sale:
United States Government and government agencies
and authorities	12,588	12,985	12,985
States, municipalities and political subdivisions	91,650	95,861	95,861
Foreign governments	4,679	4,669	4,669
Public utilities	380,190	405,583	405,583
All other corporate bonds	1,748,769	1,795,297	1,795,297
Redeemable preferred stock	43,355	42,464	42,464

Total fixed maturities	$10,052,207	$10,386,806	$10,127,835

Equity Securities:
Common stocks:
Public utilities	$21,483	$26,364	$26,364
Banks, trust and insurance companies	61,411	100,243	100,243
Industrial, miscellaneous and all other	669,860	925,829	925,829

Total equity securities	$752,754	$1,052,436	$1,052,436

Mortgage loans on real estate	$1,139,014	XXXXXX	$1,139,014
Investment real estate	531,530	XXXXXX	531,530
Real estate acquired in satisfaction of debt	30,840	XXXXXX	30,840
Policy loans	335,865	XXXXXX	335,865
Other long-term investments	99,011	XXXXXX	99,011
Short-term investments	48,836	XXXXXX	48,836

Total investments	$12,990,057	XXXXXX	$13,365,367

(a) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.

American National Insurance Company and Subsidiaries
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION (IN THOUSANDS)
Segment	Deferred Policy Acquisition Cost	Future Policy Benefits, Losses, Claims and Loss Expenses	Unearned Premiums	Other Policy Claims and Benefits Payable	Premium Revenue	Net Investment Income (a)	Benefits, Claims, Losses and Settlement Expenses		Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses (b)	Premiums Written

2004
Multiple Line Marketing	$241,837	$1,769,986	$606,082	$925,326	$1,166,624	$173,602		$868,885	$184,850	$138,754	1,091,326
Home Service	205,276	1,520,824	4,428	34,208	193,302	107,072		118,283	44,034	104,672	--
Independent Marketing	405,900	5,861,411	160	33,104	38,640	302,601		78,215	36,415	26,701	--
Health Insurance	7,786	21,027	5,760	417,659	123,373	4,125		98,698	4,674	40,321	--
Credit Insurance	90,004	15,391	230,719	63,107	138,138	19,747		55,391	69,370	40,823	164,151
Senior Age Marketing	77,137	232,466	38,766	34,838	199,351	18,652		139,910	5,251	51,071	--
Direct Marketing	70,409	55,109	262	7,720	37,202	3,308		17,576	9,277	9,343	--
Capital and Surplus	--	--	--	--	--	76,677		--	--	3,589	--
All other	34,682	318,392	1,137	13,693	9,546	33,537		29,731	408	38,920	--

Total	$1,133,031	$9,794,606	$887,314	$1,529,655	$1,906,176	$739,321	$;	1,406,689	$354,279	$454,194	$1,255,477

2003
Multiple Line Marketing	$236,001	$1,702,082	$652,881	$820,712	$1,064,074	$171,878		$848,728	$119,219	$167,336	$1,035,776
Home Service	209,918	1,500,737	5,227	33,038	194,539	112,098		117,411	39,501	117,602	--
Independent Marketing	355,064	4,788,745	136	31,084	25,183	215,305		44,122	25,272	6,179	--
Health Insurance	9,493	20,927	6,299	514,103	172,430	9,123		132,651	3,483	56,969	--
Credit Insurance	82,360	15,967	244,391	24,023	91,062	17,553		36,314	54,993	9,766	70,580
Senior Age Marketing	77,535	225,668	41,753	39,785	206,384	19,145		143,405	7,345	53,050	--
Direct Marketing	59,483	52,362	290	7,580	34,588	3,823		20,912	7,277	8,208	--
Capital and Surplus	--	--	--	--	--	48,699		--	--	5,824	--
All other	36,104	320,900	1,300	11,580	8,945	33,761		29,396	408	32,252	--

Total	$1,065,958	$8,627,388	$952,277	$1,481,905	$1,797,205	$631,385		$1,372,939	$257,498	$457,186	$1,106,356

2002
Multiple Line Marketing	$222,833	$1,615,189	$663,223	$598,992	$923,128	$165,405		$797,630	$103,054	$149,220	$915,465
Home Service	221,583	1,480,509	4,287	34,660	194,433	113,582		120,054	36,641	114,576	--
Independent Marketing	181,582	2,391,517	65	20,789	9,873	141,836		38,790	21,699	23,847	--
Health Insurance	11,501	21,211	8,452	632,591	193,993	9,201		156,296	5,703	60,864	--
Credit Insurance	70,143	15,402	241,930	50,891	64,311	17,939		24,313	32,433	17,401	36,110
Senior Age Marketing	76,915	210,580	42,330	37,827	189,170	18,815		132,825	9,451	49,071	--
Direct Marketing	51,439	48,936	265	6,894	31,896	3,508		18,019	6,843	7,401	--
Capital and Surplus	--	--	--	--	--	64,057		--	--	15,108	--
All other	38,499	326,448	1,468	12,757	11,370	30,157		32,498	408	26,981	--

Total	$874,495	$6,109,792	$962,020	$1,395,401	$1,618,174	$564,500		$1,320,425	$216,232	$464,469	$951,575

(a) Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to the insurance lines as necessary to support the equity assigned to that line with the remainder allocated to capital & surplus.

(b) Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

American National Insurance Company and Subsidiaries
SCHEDULE IV - REINSURANCE (IN THOUSANDS)
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net

2004
Life insurance in force	$60,675,600	$21,539,440	$726,927	$39,863,087	1.8%

Premiums:
Life insurance	424,964	60,299	8,262	372,927	2.2%
Accident and health insurance	378,842	182,783	154,880	350,939	44.1%
Property and liability insurance	1,206,594	123,928	99,644	1,182,310	8.4%

Total premiums	$2,010,400	$367,010	$262,786	$1,906,176	13.8%

2003
Life insurance in force	$58,301,547	$18,767,137	$434,863	$39,969,273	1.1%

Premiums:
Life insurance	419,791	66,706	8,182	361,267	2.3%
Accident and health insurance	427,058	307,916	285,897	405,039	70.6%
Property and liability insurance	997,874	68,445	101,470	1,030,899	9.8%

Total premiums	$1,844,723	$443,067	$395,549	$1,797,205	22.0%

2002
Life insurance in force	$55,642,502	$16,278,521	$861,159	$40,225,140	2.1%

Premiums:
Life insurance	390,271	51,485	9,262	348,048	2.7%
Accident and health insurance	468,709	541,444	481,165	408,430	117.8%
Property and liability insurance	883,644	44,630	22,682	861,696	2.6%

Total premiums	$1,742,624	$637,559	$513,109	$1,618,174	31.7%

American National Insurance Company and Subsidiaries
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS (IN THOUSANDS)
			Deductions - Describe
Description	Balance at Beginning of Period	Additions Charged to Expense	Amounts Written off Due to Disposal (a)	Amounts Commuted (b)	Balance at End of Period

2004
Investment valuation allowances:
Mortgage loans on real estate	$10,466	$--	$(1,053)	$115	$11,404
Investment real estate	18,700	--	$(210)	$1,450	17,460
Investment in unconsolidated
affiliates	695	--	--	695	0
Other assets	0	--	--	--	0

Total	$29,861	$0	$(1,263)	$2,260	$28,864

2003
Investment valuation allowances:
Mortgage loans on real estate	$11,958	$--	$2,711	$(1,219)	$10,466
Investment real estate	16,503	2,197	$--	$--	18,700
Investment in unconsolidated
affiliates	7,955	--	--	7260	695
Other assets	2,124	--	2,124	--	--

Total	$38,540	$2,197	$4,835	$6,041	$29,861

2002
Investment valuation allowances:
Mortgage loans on real estate	$15,995	$--	$2,446	$1,591	$11,958
Investment real estate	17,193	1,500	$2,190	$--	16,503
Investment in unconsolidated
affiliates	10,053	--	--	2,098	7,955
Other assets	2,124	--	--	--	2,124

Total	$45,365	$1,500	$4,636	$3,689	$38,540

(a) Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.

(b) Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.